As filed with the U.S. Securities and Exchange Commission on October 1, 2019

File No.  333-191495

File No.  811-22895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 81

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

AMENDMENT NO. 82

Capitol Series Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

 (Address of Principal Executive Offices, Zip Code)

513-587-3400

(Registrant’s Telephone Number, including Area Code)

Matthew J. Miller

President and Chief Executive Officer

Capitol Series Trust

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

 (Name and Address of Agent for Service)

Copy to:

Caleb C.B. DuBois

Thomas G. Sheehan

Bernstein, Shur, Sawyer & Nelson, P.A.

100 Middle Street

P.O. Box 9729

Portland, Maine 04104-5029

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
on [] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cornerstone Capital Access Impact Fund

Institutional Class: CCIIX

PROSPECTUS

October 1, 2019

Cornerstone Capital Inc.

550 Fifth Avenue, 11th Floor

New York, NY 10036

Telephone: 212-874-7400

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Cornerstone Capital Access Impact Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-986-6187 or, if you own any shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-986-6187. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Table of Contents

PAGE	SECTION
3	Summary Section
3	Investment Objective
3	Fees and Expenses of the Fund
4	Principal Investment Strategies
4	Principal Investment Risks
6	Past Performance
6	Portfolio Management
7	Purchases, Sales and Exchanges of Fund Shares
7	Tax Information
7	Payments to Brokers-Dealers and Other Financial Intermediaries
9	Additional Information Regarding Principal Investment Strategies
9	Overview of Fund
9	Investment Process
10	Portfolio Holdings Information
10	Investment Objective Updates
10	Additional Information regarding Principal Investment Risks
14	The Adviser
14	Portfolio Managers
18	Account Information
19	Additional Information about Management of the Fund
22	Determination of Net Asset Value
23	Dividends, Distributions, and Taxes
25	Financial Highlights
26	For More Information

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Cornerstone Capital Access Impact Fund

Summary

Investment Objective

The Cornerstone Capital Access Impact Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investments)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses[1]	1.47%
Total Annual Operating Expenses	2.47%
Expense Reduction/Reimbursement[2]	(1.12)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.35%

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Cornerstone Capital Inc., the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is typically expected to have a portfolio turnover rate of 50% or less. Since the Fund has not yet commenced operations, no portfolio turnover information is available for its most recently completed fiscal year.

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Principal Investment Strategies

The Fund seeks to achieve its investment objective by dedicating sleeves/portions of its portfolio to one or more equity-focused themes (the “Thematic Guidelines”). Cornerstone Capital Inc. (the “Adviser” or “Cornerstone”) sets these Thematic Guidelines using a holistic approach incorporating various environmental, social, and governance (“ESG”) factors such as carbon footprints, board diversity, and sustainable supply chains, among others. The Thematic Guidelines may change from time to time depending on social and market conditions, and may include, but are not limited to:

•	Circular Economy
•	Climate & Clean Energy
•	Data Driven Solutions
•	Health, Wellness, and Education
•	Innovation & Economic Opportunity
•	Reduction of Inequality & Social Justice

The Adviser will allocate the Fund’s assets among multiple investment managers (the “Sub-Advisers”) who are unaffiliated with the Adviser, and which will each be responsible for managing a portion of the Fund’s portfolio by investing in securities that the Sub-Adviser believes align with its assigned Thematic Guideline(s). Cornerstone will determine the percentage of the Fund’s portfolio allocated to each such sub-advised portion of the portfolio. A description of Cornerstone’s process for selecting Sub-Advisers and assigning portion allocations is found later in this prospectus, under the section titled, “Additional Information Regarding Principal Investment Strategies.”

Cornerstone may change those allocations from time to time in its sole discretion and without prior notice to shareholders. In the future, Cornerstone may also determine to allocate the Fund’s assets to Sub-Advisers employing additional and varied strategies that are consistent with the Fund’s principal investment strategies as described here.

In aggregate across the portions of its portfolio, the Fund will primarily consist of a diversified portfolio of equity securities of both U.S. and foreign companies. The portfolio as a whole will not be restricted by market capitalization nor geographic region, and at any given time may hold stocks from both domestic and foreign companies, including those from emerging markets. Certain of the Fund’s Sub-Advisers, or the Adviser directly during certain market conditions or when the Adviser believes that the Fund’s assets are insufficient to allocate to the Sub-Advisers, may also invest in Exchange Traded Funds (ETFs) whose investment characteristics are consistent with that Sub-Adviser’s assigned Thematic Guideline(s), or may engage in various styles of investment activity such as both growth investing and value investing.

From time to time, such as when assets are reallocated from one Sub-Adviser’s portion to another, Cornerstone may, for short or longer-term periods, select a transition manager to transition a portion of the Fund’s assets across its various portions.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly, of companies of any size. The Fund’s equity investments may include securities traded on domestic or foreign exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

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•	Micro-cap risk. Investing in micro-cap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for both investment and non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with certain focused ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Securities Risk. The Fund may invest in foreign securities on foreign exchanges or in American Depositary Receipts (“ADRs”) or foreign depositary receipts. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	American Depositary Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

•	Emerging Markets Risk. The Fund may invest directly and indirectly in emerging market equity securities. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

•

Foreign Currency Risk. The Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

•

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the International Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Fund of Funds Structure Risk. From time to time, the Fund’s portfolio may contain a substantial proportion of ETFs. By investing in the Fund, you may indirectly bear fees and expenses charged by any underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own.

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers. In addition, to the extent that one of the Fund’s portions utilizes a growth investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

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Index Tracking Risk. Certain portions of the Fund may seek to track a particular index. Such a portion may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Sub-Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may use a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. The Fund’s Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for the Fund, and the Fund’s Aviser will make allocation decisions between the Sub Advisers, but there is no guarantee that these decisions will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser and, as a result, may impact the Adviser’s ability to manage the Fund.

Market Risk. For equity securities, stock market movements may affect the Fund’s NAV. Declines in the Fund’s NAV will result from decline in the market prices for specific securities held by the Fund. There is also the possibility that the price of the security held by the Fund will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector or the entire market.

Multi-Manager Fund Risk. The Fund is a multi-managed fund with multiple Sub-Advisers who employ different strategies. As a result, the Fund may have buy and sell transactions in the same security on the same day.

New Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Policy and legislative changes in the U.S. and in other countries may affect many aspects of the companies that the Fund is exposed to and may result in the imposition of additional regulatory requirements. Environmental, social, and governance issues may at times attract significant regulatory attention, and the issuers of securities purchased by the Fund may therefore be affected. New or onerous regulation on an industry or company that the Fund invests in may result in the Fund’s investments losing money or otherwise performing poorly compared to investments in industries or companies that are not affected by such environmental, social, and governance issues. Given the broad scope of such potential regulations, any such impact on these companies and the Fund is unclear and may not be fully known for some time. These changes and any future regulatory changes could adversely affect the Fund.

Thematic Risk: The Fund may experience additional risk due to investments being focused on particular Thematic Guidelines. The sectors, industries, or various securities associated with such Thematic Guidelines may fall in and out of favor with the market, and such market activity could have an effect on the value of the Fund’s investments.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Sub-Adviser believes is its full market value. In addition, to the extent that one of the Fund’s portions utilizes a value investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

Past Performance

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Visit www.cornerstonecapitalfunds.com or call 1-800-986-6187 for current performance information.

Management

Adviser

Cornerstone Capital Inc.

Portfolio Managers

Portfolio Managers Associated with the Adviser

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Names	Investment Experience with the Fund	Title
Jennifer Leonard	Since Inception of the Fund	Co-Portfolio Manager
Erika Karp	Since Inception of the Fund	Co-Portfolio Manager and CEO

Portfolio Managers Associated with the Sub-Advisers

Names	Investment Experience with the Fund	Primary Title with Respective Sub-Adviser
Garvin Jabusch	Since Inception of the Fund	Chief Investment Officer
Jeremy Deems	Since Inception of the Fund	Co-Founder and Chief Financial Officer
Catherine Cahill	Since Inception of the Fund	Senior Portfolio Manager
Matthew Sheldon	Since Inception of the Fund	Senior Portfolio Manager
Habib Subjally	Since Inception of the Fund	Head of Global Equity, Senior Portfolio Manager
Catherine Wood	Since Inception of the Fund	Founder and Chief Executive Officer
Katherine Davidson	Since Inception of the Fund	Lead Portfolio Manager
Charles Somers	Since Inception of the Fund	Portfolio Manager

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$1,000 for all accounts	By Mail:	Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
Minimum Subsequent Investment	By Phone:	1-800-986-6187
$100 for all accounts

Minimums may be modified or waived for certain financial intermediaries that aggregate trades on behalf of investors.

You may also purchase and redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund has distributions that are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan or are a tax-exempt investor. You should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (each a “Financial Intermediary”), the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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Exemptive Relief

Cornerstone and the Fund have filed an application for an exemptive order from the Securities and Exchange Commission (the “SEC”) that will allow the Fund to operate in a “manager of managers” structure whereby Cornerstone can appoint and replace Sub-Advisers, and enter into, amend and terminate sub-advisory agreements with such Sub-Advisers, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new Sub-Adviser within 90 days after the hiring. If granted, the SEC exemptive order will provide the Fund with greater efficiency and without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such Sub-Advisers. The use of the Manager of Managers Structure with respect to the Fund will be subject to certain conditions that will be set forth in the SEC exemptive order. The SEC has not granted Cornerstone’s and the Fund’s application for an exemptive order to operate in the Manager of Managers structure, and there is no guarantee that such order will be granted.

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Additional Information Regarding Principal Investment Strategies

Overview of Fund

Investment Objective	•	Long-term capital appreciation.
Principal Investments	•	Long-only equity securities of both U.S. and foreign markets, including emerging markets, without regard to market capitalization.

Investment Process

The Fund seeks to achieve its investment objective by dedicating sleeves/portions of its portfolio to one or more equity-focused Thematic Guidelines. The Adviser sets these Thematic Guidelines using a holistic approach incorporating various environmental, social, and governance (“ESG”) factors such as carbon footprints, board diversity, and sustainable supply chains, among others. The Thematic Guidelines may change from time to time depending on social and market conditions, and may include, but are not limited to:

•	Circular Economy

Issuers, such as recycling technology companies, related to the development of responsible consumption, production, and sustainable supply chains with the goal of maintaining the value of products and materials for as long as possible.

•	Climate & Clean Energy

Issuers, such as solar and wind infrastructure companies, related to the development or use of energy-efficient technology and renewable sources of energy.

•	Data Driven Solutions

Issuers, such as companies involved with “big data,” related to the development or use of technological products or services that seek to increase accessibility to and drive down the costs of economic activity by leveraging data and statistical modeling to recognize behavior, trends, and patterns.

•	Health, Wellness, and Education

Issuers, such as education technology companies, related to improved nutrition, healthier lifestyles, biotechnology, and innovative workforce training solutions.

•	Innovation & Economic Opportunity

Issuers, such as financial technology companies, that seek to provide broader access to products, services and systems in order to drive industry and infrastructure development.”

•	“Reduction of Inequality & Social Justice

Issuers that adopt policies and take actions related to social equality, social justice, and the demonstration of support for diverse communities.

Cornerstone will assign each Sub-Adviser a portion of the Fund’s portfolio associated with a Thematic Guideline, and determine the percentage of the Fund’s portfolio allocated to each portion.

Cornerstone selects Sub-Advisers for the Fund through an investment committee structure using a multi-step process. It starts by using in-house research and other sources to identify a universe of high caliber managers across a range of Thematic Guidelines. Although not every high caliber manager will share all of these traits, high caliber managers are generally ones that, in Cornerstone’s opinion:

•	Have a strong track record of performance, as evidenced in separately managed accounts, registered or unregistered funds, or other pooled vehicles;

•	Have a cohesive and strong team that is proactive, consistently executes effectively and anticipates and adapts to change; and

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•	Have a solid commitment to investing for market rate returns along a relevant Thematic Guideline.

Cornerstone then focuses on those superior managers that it believes can select companies that can grow revenues/earnings at above average rates over several years, and narrows down this pool of managers based on its analysis of the managers’ investments. The factors considered include, but are not limited to:

•	Product cycles, pricing flexibility and product or geographic mix;

•	Cash flow and financial resources to fund growth;

•	Catalysts for growth such as changes in regulation, management, business cycle, business mix, and industry consolidation; and

•	Thematic focuses that align with Cornerstone’s investment philosophy.

Cornerstone then uses a variety of risk analysis techniques to evaluate the remaining managers, that may include sharpe ratio measures (the average return earned in excess of the total risk), upside/downside capture metrics (the rate at which investments perform in up or down markets), information ratio measures (the measurement of portfolio returns beyond the returns of its benchmark and compared to the volatility of those returns), beta (the measure of a stock’s volatility in relation to the market), standard deviation (the measurement of the dispersion of a given dataset relative to its average), and volatility (the measure of a security’s variance in price over time). Managers that satisfy this final analysis are then chosen as potential Sub-Advisers where Cornerstone believes the Fund’s portfolio would benefit from that manager’s strategy and expertise in the area of a specific Thematic Guideline.

On an ongoing basis, Cornerstone monitors the Sub-Advisers to determine if there have been any fundamental changes in the Sub-Adviser’s investment process. Cornerstone may reallocate the Fund’s portfolio either partially or fully away from a particular Sub-Adviser if:

•	The Sub-Adviser deviates significantly from its stated investment process, including its thematic focus;

•	The Sub-Adviser experiences a prolonged period of underperformance; or

•	There is a significant personnel change at the Sub-Adviser that negatively impacts the portfolio, such as the change in the portfolio manager.

Temporary Defensive Position

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government Obligations, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. To the extent consistent with its investment policies and restrictions, the Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. In some market conditions, the Fund may also temporarily use various derivatives for defensive hedging purposes. Further details and risks regarding derivatives can be found in the Fund’s Statement of Additional Information (“SAI”). As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI and on the Fund’s website www.cornerstonecapitalfunds.com.

Investment Objective Updates

The investment objective of the Fund may be changed upon 60 days’ notice to shareholders without shareholder approval.

Additional Information Regarding Principal Investment Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized above in the Summary Section of the prospectus and are described in more detail in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund may change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Fund, please refer to the SAI. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

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Equity Securities Risk. The Fund may invest in equity securities, both directly and indirectly, of companies of any size. The Fund’s equity investments may include securities traded on domestic exchanges or on the over-the-counter market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

•	Large-Cap Company Risk. Large-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large- and mega-cap companies generally trail returns of smaller companies or the overall stock market.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small- and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

•	Micro-cap risk. Investing in micro-cap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for both investment and non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with certain focused ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Foreign Securities Risk. The Fund may invest in foreign securities on foreign exchanges or in ADRs. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries, the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country, and greater price volatility. In addition, the dividend and interest payable on certain foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

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•	American Depositary Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through "sponsored" or "unsponsored" facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•	Emerging Markets Risk. The Fund may invest directly and indirectly in emerging market equity securities. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the general risk of investing in foreign securities, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economies are often dependent upon a few commodities or natural resources and may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

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Foreign Currency Risk. The Fund may invest in securities that trade in a foreign currency. As a result, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s net asset value (“NAV”) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

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Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Fund of Funds Structure Risk. From time to time, the Fund’s portfolio may contain a substantial proportion of ETFs. By investing in the Fund, you may indirectly bear fees and expenses charged by any underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own.

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers. In addition, to the extent that one of the Fund’s portions utilizes a growth investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

Index Tracking Risk. Certain portions of the Fund may seek to track a particular index. Such a portion may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Sub-Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may use a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

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Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio, which means that investment decisions are made based on investment views. The Fund’s Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analysis in making decisions for the Fund, but there is no guarantee that these decisions will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser and, as a result, may impact the Adviser’s ability to manage the Fund. Also, the Fund’s Sub-Advisers and their affiliates are engaged in a variety of business activities that are unrelated to managing the Fund, which may give rise to actual, potential or perceived conflicts of interest in connection with making investment decisions for the Fund. The Fund and its Sub-Advisers (and their affiliates) have established various policies and procedures that are designed to minimize conflicts and prevent or limit the Fund from being disadvantaged. There can be no guarantee that these policies and procedures will be successful in every instance. In certain circumstances, these various activities may prevent the Fund from participating in an investment decision. Additionally, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the Sub-Advisers and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. Active trading that can accompany active management will increase the costs the Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Fund and, as a result, may lower the Fund’s performance. Active trading may also result in adverse tax consequences.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond Cornerstone’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. The value of the equity securities held in the Fund’s portfolio may decline in price over short or extended periods of times, and such declines may occur because of declines in the equity market as a whole, or because of declines in a particular company, industry, or sector of the market. Moreover, changing economic, political or overall financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in such country or geographic region.

Multi-Managed Fund Risk. The Fund is a multi-managed fund with multiple Sub-Advisers who employ different strategies. As a result, the Fund may have buy and sell transactions in the same security on the same day.

New Fund Risk. The Fund is new and has no operating history. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. The Board can liquidate a Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Regulatory Risk. Policy and legislative changes in the U.S. and in other countries may affect many aspects of the companies that the Fund is exposed to and may result in the imposition of additional regulatory requirements. Environmental, social, and governance issues may at times attract significant regulatory attention, and the issuers of securities purchased by the Fund may therefore be affected. New or onerous regulation on an industry or company that the Fund invests in may result in the Fund’s investments losing money or otherwise performing poorly compared to investments in industries or companies that are not affected by such environmental, social, and governance issues. Given the broad scope of such potential regulations, any such impact on these companies and the Fund is unclear and may not be fully known for some time. These changes and any future regulatory changes could adversely affect the Fund.

Thematic Risk: The Fund may experience additional risk due to investments being focused on particular Thematic Guidelines. The sectors, industries, or various securities associated with such Thematic Guidelines may fall in and out of favor with the market, and such market activity could have an effect on the value of the Fund’s investments.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that a Sub-Adviser believes is its full market value, either because the market fails to recognize what the Sub-Adviser considers to be the company’s true business value or because the Sub-Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, to the extent that one of the Fund’s portions utilizes a value investment style, this style may go out of favor with investors, negatively affecting the Fund’s performance.

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MANAGEMENT OF THE FUND

Investment Adviser

Cornerstone is the investment adviser for the Fund. Cornerstone, formed in 2014, is located at 550 Fifth Avenue, 11th Floor, New York, NY 10036. As of May 31, 2019, Cornerstone’s total assets under management were $966 million, and assets under advisement were $24 million. In addition to serving as investment adviser to the Fund, Cornerstone advises a variety of charitable organizations, foundations, endowments trusts, family offices, high net worth individuals, and other investment advisors.

Cornerstone conducts the selection of its Sub-Advisers through an investment committee structure, with the ultimate responsibility in selecting Sub-Advisers resting with Jennifer Leonard and Erika Karp. The investment committee consists of six of Cornerstone’s investment professionals and is a forum that vets recommendations or decisions that will impact clients of the Fund and addresses potential conflicts, especially manager recommendations. The portfolio managers then recommend asset managers for the Fund. The responsibility of the committee is to assure clients that our recommendations are consistent with Cornerstone’s goal of mainstreaming the discipline of sustainable finance.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, the Adviser receives a fee based on the Fund’s average daily net assets, computed daily and payable monthly, at an annual rate of 1.00%.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be found, once available, in the Fund’s semi-annual report to shareholders dated February 28, 2020.

As the Fund only recently launched, there are not yet any advisory fee payments to report.

Cornerstone has entered into a contractual expense limitation agreement to waive a portion of its management fee to limit expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, dividend expenses on short sales, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and indirect expenses such as acquired fund fees and expenses) to 1.35% of average daily net assets.

This agreement to limit expenses continues through at least December 31, 2022 or upon the termination of the Advisory Agreement. To the extent that the Fund’s expenses are less than the expense limitation, Cornerstone may recoup the amount of any management fee waived or expenses reimbursed within 36 months from the date on which the fee waiver or expense reimbursement first occured, if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver or expense reimbursement.

As the Fund had not yet commenced operations as of the date of this prospectus, there are not yet any expense waivers or reimbursements to report.

Portfolio Managers

Cornerstone Capital Inc

Jennifer Leonard, CFA, Co-Portfolio Manager, joined Cornerstone in 2016. Previously, she was Vice President of Impact Investing at a multifamily advisory office from 2013 to 2016. Before that, she worked at a global financial services firm from 2009 through 2013. She holds an MBA from the Wharton School, an MA from the Lauder Institute at the University of Pennsylvania, and a BA from Boston University.

Erika Karp is a Co-Portfolio Manager and the CEO of Cornerstone, which she founded in 2013. Prior to joining Cornerstone, she spent 30 years in various leadership positions at prominent investment banks. She holds an MBA from Columbia University.

Ark Investment Management

Catherine D. Wood is the CEO/CIO and Founder of Ark Investment Management (“Ark”). Cathie registered Ark as an investment adviser with the U.S. Securities and Exchange Commission in January 2014. Prior to Ark, Cathie spent twelve years at AllianceBernstein as Chief Investment Officer of Global Thematic Strategies where she managed over $5 billion. Cathie joined Alliance Capital from Tupelo Capital Management, a hedge fund she co-founded which, in 2000, managed $800 million in global thematic strategies. Prior to her tenure at Tupelo Capital, she worked for 18 years with Jennison Associates as Chief Economist, Equity Research Analyst, Portfolio Manager and Director. She started her career in Los Angeles, California at The Capital Group as an Assistant Economist. Cathie received her Bachelor of Science, summa cum laude, in Finance and Economics from the University of Southern California in 1981.

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In 2018, editors at Bloomberg acknowledged Cathie by selecting her to its second annual Bloomberg 50 list of people across business, entertainment, finance, politics, technology, and science who have defined global business. Additionally, Fortune named Cathie to its exclusive roundtable of experts in the annual Fortune Investors Guide: The Best Investing Advice for 2019 From Fortune’s Experts. In 2016, Cathie received the “Women in Finance – Outstanding Contribution Award” from Market Media, and she was a featured speaker at the World Economic Forum (China) in 2016 & 2017, and the World Strategic Forum (Miami) in 2017.

Green Alpha Advisors

Garvin Jabusch is the CIO at Green Alpha Advisors (“Green Alpha”), which he co-founded in 2007. Prior to co-founding Green Alpha, he was responsible for all aspects of the management of the Sierra Club Stock Fund and the Sierra Club Equity- Income Fund at Forward Management, LLC. Garvin also directly co-managed the Sierra Club Stock Fund (SCFSX). Previously, Jabusch served as Vice President, Strategic Services at Morgan Stanley where he oversaw the integration of European acquisitions and the sale of Morgan Stanley Online. Garvin also served as a product manager at Morgan Stanley Online, managing the launches of wireless trading and after hours trading for the firm’s clients. Other experience includes trading, mutual fund sales, and research and analysis. Garvin holds an MBA in international management and finance from the American Graduate School of International Management (Thunderbird).

Jeremy Deems is Co-Founder and CFO at Green Alpha, which he co-founded in 2007. Prior to co-founding Green Alpha, Jeremy was CFO of San Francisco based Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was responsible for all areas related to finance, operations, and human resources. Jeremy was also a co-portfolio manager on the Sierra Club Stock Fund with Green Alpha co-founder Garvin Jabusch. In addition, Jeremy was the CFO of ReFlow Management Co., LLC, an innovative liquidity management tool for the mutual fund industry developed by Gordon Getty. He was responsible for all financial matters for more than 15 related business entities and affiliates with over 50 employees. From 2004 to 2005, Jeremy also served as treasurer of the Forward Funds and Sierra Club Funds. Deems has an MBA Finance from Saint Mary’s College, and is a licensed CPA.

KBI Global Investors

Catherine Cahill is a senior portfolio manager on the Natural Resource equity team and is responsible for the development of investment strategy as well as day to day management of the Water strategy at KBI Global Investors (North America) LTD (“KBI”). She joined the Natural Resource team in October 2009 and has been at the firm since 2008 when she joined to manage the firm’s Irish equity portfolios. She has 16 years of investment management experience. Catherine previously worked for various fund management companies including Seneca Capital Management in San Francisco, Goodbody Stockbrokers & Pilot View Capital in Ireland. Catherine holds a BA International Business from Dublin City University and is a registered representative of the Irish Stock Exchange.

Matthew Sheldon is a senior portfolio manager on the Natural Resources equity team and is responsible for the development of investment strategy as well as the day-to-day management of the Water strategy. Matt joined the team in April 2011. He has extensive specialist knowledge and experience in investing in the water sector, including both global public listed equities and private equity. Prior to joining the firm, Matt worked at Water Asset Management where he was an Investment Analyst and at Wedge Capital Management where he was an Equity Analyst. Matt graduated summa cum laude from Tufts University with a BS in Chemical Engineering, holds an MBA in Finance from Columbia Business School & is a CFA charterholder.

RBC Global Asset Management

Habib Subjally leads the RBC Global Asset Management (U.S.) Inc. (“RBC”) Global Equity team of 12 global equity specialists (sector, portfolio and risk management) and has more than 20 years of industry experience. Prior to joining RBC GAM-UK in 2014, Habib and his team spent eight years together at First State managing global equities. Previously, Habib was Head of Small & Mid Cap Research at Credit Suisse and Head of the global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers where he was Head of North American and Global Equities Research and Manager of the Mercury Global Titans Fund. Habib is a Certified Chartered Accountant and holds the ASIP designation with the CFA Society of the U.K. He has a BSc (Hons) from the London School of Economics.

Schroders

Katherine Davidson is a Portfolio Manager/Global Sector Specialist at Schroder Investment Management North America Ltd. (“Schroders Ltd”), which involves covering the autos and telecoms sectors and is a portfolio manager for the team’s sustainability mandates and the Global Demographic Opportunities strategy. Katherine leads the team’s research into demographic trends and built and maintains the team’s proprietary demographics database. She joined Schroders in 2008 and is based in London. Katherine was a Research Associate at Schroders from 2008 to 2010, which involves research into demographic trends. Katherine holds a BA in Philosophy and Politics from Oxford University.

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Charles Somers is a Portfolio Manager/Global Sector Specialist at Schroders, which involves managing the Global Alpha Plus strategy, Global Sustainable Growth strategy and number of specialist institutional global equity portfolios. He also has global sector responsibility for consumer staples as one of the team’s Global Sector Specialists. He joined Schroders in 1998 and is based in London. Charles was a Portfolio Manager at Intrinsic Value Investors from 2006 to 2008, which involved focusing on long only, boutique value manager focused on European companies. He was an Equity research analyst at Schroders from 1998 to 2006, which involved covering European Consumer stocks. Prior to that worked on US team, specializing in healthcare. Charles holds a BA in Classics from Oxford University.

The SAI provides additional information about the Fund’s managers’ compensation, other accounts managed, and ownership of shares in the Fund.

Investment Sub-Advisers

The Fund has requested that the SEC issue an order (the “Order”) to Cornerstone and the Fund, exempting them from the Investment Company Act of 1940, as amended (the “1940 Act”) requirement to submit to shareholders new or materially amended subadvisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to sub-advisers. As of the date of this prospectus, the SEC has not yet granted the Order. However, in anticipation of the Order, the Fund’s initial shareholder has approved the form of the request, and therefore the Fund’s shareholders will not be asked to vote on the approval of the Order if it is granted.

If granted, the Order will provide that Cornerstone may identify, retain and compensate sub-advisers that are not “affiliated persons” of Cornerstone, as defined in the 1940 Act, to manage all or portions of the Fund, subject to the Board’s approval, without seeking approval of the shareholders. Cornerstone is responsible for, among other things, setting the Fund’s investment strategy and structure, identifying sub-advisers, ongoing monitoring and evaluation of subadvisers, implementing procedures to ensure that subadvisers comply with the Fund’s investment objectives, policies, guidelines and restrictions, terminating sub-advisers (subject to the Board’s approval) and reallocating assets among sub-advisers. Shareholders will be notified of, and provided with information regarding, Cornerstone’s retention of new sub-advisers or any material amendments to subadvisory agreements, within 90 days of either occurrence.

Each subadviser’s fees are paid by Cornerstone. A discussion regarding the basis for the Board’s approval of each subadvisory agreement will be found, once available, in the Fund’s semi-annual report to shareholders dated February 28, 2020.

Ark Investment Management

Cornerstone has entered into a subadvisory agreement with Ark, effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone and the Fund’s Board of Trustees. Ark is located at 3 E. 28th Street, Floor 7, New York, NY 10016. Ark was founded in 2014, and its assets under management as of May 31, 2018, were $7.6 billion.

Green Alpha Advisors

Cornerstone has entered into a subadvisory agreement with Green Alpha, effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone and the Fund’s Board of Trustees. Green Alpha is located at 263 2nd Ave, Suite 106B, Niwot, CO 80544. Green Alpha was founded in 2007, and its assets under management as of May 31, 2018, were $157 million.

KBI Global Investors

Cornerstone has entered into a subadvisory agreement with KBI, effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone and the Fund’s Board of Trustees. KBI is located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1. KBI was founded in 2001, and its assets under management as of May 31, 2018, were $11.6 billion.

RBC Global Asset Management

Cornerstone has entered into a subadvisory agreement with RBC, effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone and the Fund’s Board of Trustees. RBC is located at 50 South Sixth Street, Suite 2350, Minneapolis, MN 55402. RBC was founded in 1983, and its assets under management as of May 31, 2018, were $30.7 billion.

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Schroders

Cornerstone has entered into a subadvisory agreement with Schroder Investment Management North America Inc. (“Schroders Inc.”), effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone and the Fund’s Board of Trustees. Schroders Inc. is located at 7 Bryant Park, 19th Floor, New York, NY 10018. Schroders Inc. was founded in 1804, registered with the SEC in 1980, and its assets under management as of May 31, 2018, were $553 billion.

Schroders Ltd

Schroders Inc. has entered into a sub-subadvisory agreement with an affiliated entity, Schroder Ltd., effective September 30, 2019, to manage a portion of the Fund, subject to the supervision of Cornerstone, Schroders Inc., and the Fund’s Board of Trustees. Schroders Ltd. is located at 1 London Wall Place, London, EC2Y 5AU. Schroders Ltd. was founded in 1804, registered with the SEC in 1980, and its assets under management as of May 31, 2018, were $553 billion. Schroders and Schroders Ltd are each wholly owned subsidiaries of the same parent organization.

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Account Information

To help fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

How to Buy Shares

Requests to purchase shares are processed at the NAV of the Fund class next calculated after we receive your order in proper form. “Proper form” means that you have provided sufficient information to process your request as outlined in this Prospectus, including any required signatures, documents and payment.

Shares of the Fund are available for purchase for a minimum initial investment of $1,000. The minimum subsequent investment is $100.

The Fund reserves the right to change the above eligibility criteria. The Adviser may waive the minimum investment amounts at its discretion, including for existing clients of the Adviser. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a Financial Intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other Financial Intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the Financial Intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase.

By Mail. Your initial purchase request must include:

•	a completed and signed investment application form;
•	a personal check with name pre-printed (in the applicable minimum amount) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

By Wire. You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 1-800-986-6187 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. Any delays, which may occur in wiring money, including delays that may occur in processing by banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

A purchase will not be considered made until the corresponding check or wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV next determined after the purchase order is received in proper form.

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Additional Investments. You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

•	Your name;
•	The name on your account(s);
•	Your account number(s);
•	A wire or a check (in the applicable minimum amount) made payable to the Fund.

Checks should be sent to the Fund applicable at the address listed under the heading “Initial Purchase – By Mail” above. To send a bank wire, call Shareholder Services at 1-800-986-6187 to obtain instructions.

Automatic Investment Plan. You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans. Fund shares may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public-school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at 1-800-986-6187 for the procedure to open an IRA or SEP plan directly with the Fund, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at 1-800-986-6187. In addition, you should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

Other Purchase Information. The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a 15-business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain Financial Intermediaries (including their designated representatives or agents) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the Financial Intermediary to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

Requests to sell shares are processed at the NAV of the Fund class next calculated (minus any applicable redemption fee) after we or a Financial Intermediary has received your order in proper form. “Proper form” means that you have provided sufficient information to process your request as outlined in this Prospectus, including any required signatures, documents, payment and any applicable signature guarantees.

You may receive redemption payments in the form of a check, automated clearing house (“ACH”) or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder’s account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s NAV in securities instead of cash, which is referred to as a “redemption in kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. For additional information regarding redemptions in kind, please refer to the sub-section below titled “Additional Information.”

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If you redeem your shares through a Financial Intermediary or other institution, you may be charged a fee by that institution.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Your request must also be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at 1-800-986-6187 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at 1-800-986-6187. You must first complete the optional Telephone Privileges section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. Neither the Fund, the transfer agent, nor the custodian are liable for following redemption instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption privileges at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Policy on Market Timing. The Fund discourages market timing and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. Ultimus Fund Solutions, LLC, the Fund’s transfer agent, performs automated monitoring of short-term trading activity with respect to the Fund.

While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through Financial Intermediaries. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with Financial Intermediaries with which the Fund holds omnibus accounts obligating the Intermediaries to provide, upon the Fund’s request, information regarding the Financial Intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain Financial Intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

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Additional Information. If you are not certain of the requirements for a redemption, please call Shareholder Services at 1-800-986-6187. Redemptions specifying a certain date or share price cannot be accepted and will be returned.

The length of time the Fund typically expects to pay redemption proceeds is similar regardless of whether the payment is made by check, wire, or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

•	For payment by check, the Fund typically expects to mail the check within one to three business days;
•	For payment by wire or ACH, the Fund typically expects to process the payment within one to three business days.

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make redemptions via redemptions in kind (by exchanging shares for securities rather than cash). If a Fund makes a redemption in kind it will seek to distribute each security held by the Fund on a pro rata basis, excluding certain securities that are unregistered, not publicly traded, or for which market quotations are not readily available, and excluding other assets that have to be traded through a market place or with the counterparty to the transaction in order to effect a change in ownership. When making redemptions in kind, cash will be paid for assets that are not readily distributable, net of liabilities. Cash will also be distributed in lieu of securities not amounting to round lots, fractional shares, and accruals on such securities. Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Pursuant to procedures adopted by the Board, redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or where updated price quotations are available. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid securities may be valued using estimated prices from one of the Trust’s approved pricing agents. If the Fund redeems your shares in kind, it will value the securities pursuant to the policies and procedures adopted by the Board. You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you will pay taxes and brokerage charges associated with selling the securities.

Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund. Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Purchasing and Selling through Financial Intermediaries

General. If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other Financial Intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some Financial Intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

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Some Financial Intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the Financial Intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the Financial Intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the Financial Intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to Financial Intermediaries for such services.

Compensation of Financial Intermediaries by Adviser. To the extent that the Adviser pays a fee, sometimes referred to as “revenue sharing,” to a Financial Intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such distribution or services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the Financial Intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a Financial Intermediary’s “preferred list” or other promotional program, some Financial Intermediaries that receive compensation as described above may have such programs in which the Fund may be included. The Adviser may pay for the opportunity to distribute the Fund through a Financial Intermediary’s system. Financial Intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

Purchase of Securities of Financial Intermediaries. The Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s NAV for the applicable class. The NAV of the Fund class is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV of the Fund class is calculated by dividing the value of its total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value of a security, the security will be valued at a fair value, pursuant to procedures approved by the Board. Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Board. When pricing securities using the fair value procedures established by the Board, the Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) monitors and evaluates the appropriateness of its fair value methodologies.

Foreign securities are valued in the same manner as described above. The Fund’s foreign securities generally are valued at their market value. If market quotations are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value of a foreign security, the security will be valued at a fair value, pursuant to procedures approved by the Board and as described in greater detail above.

To the extent the Funds invest in ETF’s, the Fund’s NAV is calculated based, in part, upon the NAVs of such ETF; the Prospectuses for those ETF’s in which the Fund will invest describe the circumstances under which those ETF’s will use fair value pricing, which, in turn, affects their NAVs.

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Dividends, Distributions, and Taxes

Dividends and Distributions

The Fund typically distributes to its shareholders, as dividends, substantially all of its net investment income and realized net capital gains. The Fund expects that its distributions will consist primarily of income and/or realized net capital gains. The Fund may also distribute return of capital received from entities in which it invests. Return of capital is a distribution that is in excess of the current and accumulated net income of an entity. Typically, the return of capital distributed to the Fund by these entities is paid in cash and results from depreciation taken on assets owned by such entities.

The Fund’s distributions, including any distributions of return of capital, are automatically reinvested in the Fund class in which you are invested unless you request cash distributions on your application or through a written request to that Fund.

Taxes

Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. Please see the table below for additional information. Dividends normally will be distributed by the Fund on an annual basis.

The Fund will normally distribute net realized capital gains, if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund class in which you invest. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund class at the current day’s NAV for that Fund class. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions and exchanges) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders, as described in the chart below.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts. The following discussion reflects current law.

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $500,000 (individual filers) or $600,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.
Net short-term capital gain distributions	Ordinary income rates.
Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $500,000 (individual filers) or $600,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.
Sales of shares (including redemptions and exchanges) owned more than one year	Gains taxed at generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $500,000 (individual filers) or $600,000 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates. Losses are subject to special rules concerning the use of long-term capital losses.
Sales of shares (including redemptions and exchanges) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

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An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers whose modified adjusted gross income exceeds $200,000 (individual filers) or $250,000 (married filing jointly). Net investment income includes dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and qualified foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding period to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares. The Fund has chosen Average Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax adviser with regard to your personal circumstances. For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice.

You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Return of Capital. A portion of the periodic returns distributed to the Fund by entities in which it invests may be attributable to return of capital. The Fund may pass through return of capital distributions received from these entities to its shareholders. The tax treatment of the Fund’s receipt of and distribution of return of capital to shareholders is as follows:

(1)	Return of capital received by the Fund from the entities in which it invests is a tax-deferred distribution. The distribution of return of capital to the Fund by an entity in which the Fund invests decreases the Fund’s basis in its investment in that entity. If the Fund sells its investment in that entity in excess of its basis therein, the Fund will incur a taxable gain that ultimately will be passed on to shareholders;

(2)	Return of capital paid by the Fund to its shareholders is also a tax-deferred distribution. The distribution of return of capital to shareholders will decrease the basis of each shareholder’s investment in the Fund. If a shareholder sells its investment in the Fund in excess of its basis therein, the shareholder will incur a taxable gain.

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Since any payment of return of capital to the Fund by an entity in which it invests or by the Fund to a shareholder decreases the Fund’s basis of its investment in that entity and the shareholder’s basis in its investment in the Fund, respectively, the gain incurred by the Fund and the shareholder may be higher than if no return of capital had been paid.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Fund since the date that the Fund’s shares were first offered. Because the Fund had not commenced operations as of the date of this Prospectus, there are no financial highlights available at this time.

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For More Information

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of the report dates. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains additional information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings. A current SAI for the Fund is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

On the Internet:	Download these documents from the Fund’s Internet site at: www.cornerstonecapitalfunds.com

By Telephone:	Call Shareholder Services at 1-800-986-6187

By Mail:	Send a written request to: Cornerstone Capital Access Impact Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707

You may obtain reports and other information about each Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Cornerstone Capital Access Impact Fund

Investment Company Act No. 811-22895

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

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Cornerstone Capital Access Impact Fund

Institutional Class: CCIIX

A series of Capitol Series Trust

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2019

This Statement of Additional Information (“SAI”) provides general information about the Cornerstone Capital Access Impact Fund (the “Fund”), a series of the Capitol Series Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated October 1, 2019 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Fund’s Prospectus, free of charge, please write the transfer agent at Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, P.O. Box 46707, Cincinnati, Ohio 45246-0707, call Shareholder Services at 1-800-986-6187, or visit the Fund’s website at www.cornerstonecapitalfunds.com.

DESCRIPTION OF THE TRUST AND FUND

A.	General Information

The Cornerstone Capital Access Impact Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees held on September 9 and 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Fund does not currently offer multiple classes of shares. Cornerstone Capital, Inc. (the “Adviser”), serves as investment adviser to the Fund.

Expenses attributable to any series of the Trust are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Fund does not issue share certificates. Rather, all shares are held in non-certificated form registered on the books of the Fund and Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”) for the account of the shareholder.

B.	Shareholder Voting and Other Rights

The Trust Agreement permits the Trust’s Board of Trustees (the “Board”), without shareholder approval, to issue an unlimited number of shares of beneficial interest in separate series without par value and to divide series into classes of shares. The Board may from time to time, and without shareholder approval, divide or combine the shares of the Fund or class thereof into a greater or lesser number of shares of that Fund or class so long as the proportionate beneficial interest in the assets belonging to that Fund or class and the rights of shares of any other series or class are in no way affected.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and in such dividends and distributions out of income belonging to that Fund as declared by the Board.

Each Fund share has the same voting and other rights and preferences as any other shares of the Trust with respect to matters that affect the Trust as a whole. The Fund or class thereof votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to that Fund or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the Investment Company Act of 1940, as amended (the “1940 Act”) requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter.

Ohio law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share owned and fractional votes for each fractional share owned.

The Fund shares do not have cumulative voting rights, any preemptive or conversion rights, or any sinking fund provisions. Any Trustee may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.

The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected.

C.	Redemptions

Voluntary Redemptions. A shareholder may redeem shares of the Fund at the net asset value per share of that Fund next-calculated, minus any applicable redemption fee, after the Fund receives the shareholder’s redemption request in proper form.

Mandatory Redemption. Each share of each series and class thereof is subject to redemption by the Trust at the net asset value per share of that series or class next calculated, minus any applicable sales charge: (1) after the Trustees determine, in their sole discretion, that failure to redeem may have materially adverse consequences to any holders of Trust shares, or any series of class thereof or the applicable Fund or Fund class; (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the current Prospectus of the Trust with respect to maintenance of shareholder accounts of a minimum amount; or (3) upon the termination or liquidation of the Trust or the Fund, as determined by the Trustees consistent with the Trust Instrument and applicable law.

D.	Termination or Reorganization

Termination. The Trust may be terminated at any time by an instrument executed by a majority of the Trustees then in office upon prior written notice to the Trust’s shareholders. Any series or class may be terminated at any time by an instrument executed by a majority of the Trustees upon prior written notice to the shareholders of that series or class.

Reorganization. The Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are being transferred. If required by the 1940 Act, any such transfer shall be subject to approval of the shareholders of the affected series.

In case of any liquidation of a series or class, the holders of shares of the series or class being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series or class.

MULTI-MANAGER STRUCTURE

The Fund is managed by the Adviser and one or more asset managers who are unaffiliated with the Adviser (each a “Sub-Adviser” and together, the “Sub-Advisers”). Subject to review by the Board, the Adviser is responsible for, among other overall management services, selecting the Fund’s investment strategies and for allocating and reallocating assets among the Sub-Advisers consistent with the Fund’s investment objective and strategies. The Adviser is also responsible for recommending to the Board whether an agreement with a Sub-Adviser should be approved, renewed, modified or terminated and for monitoring and evaluating the Sub-Advisers. The Adviser is also responsible for implementing procedures to ensure that each Sub-Adviser complies with the Fund’s investment objective, strategies and restrictions.

The Adviser and the Trust have filed an application for an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that will allow the Fund to operate in a “manager of managers” structure whereby the Adviser, as the Fund’s investment adviser, can appoint and replace both wholly owned and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. If granted, the SEC exemptive order will provide the Fund with greater efficiency in managing the Fund without incurring the expenses and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisers.

The SEC has not granted the Adviser’s and Trust’s application for an exemptive order to operate in the Manager of Managers Structure, and there is no guarantee that such order will be granted.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Unless otherwise specified, percentage limitations on investments set forth in the Prospectus and this SAI will be applied at the time of investment. Therefore, these percentages could be exceeded due to a decline in the Fund’s net asset value (“NAV”) due to fluctuations in the value of the Fund’s portfolio securities and the liquidation of portfolio securities to fulfill repurchase requests (which the Fund’s Board has, in its sole discretion, authorized) or to pay expenses.

Except for the Fund’s fundamental policies listed below, no other policy of the Fund, including its investment objective, is a fundamental policy of the Fund and may be changed by the Board without the vote of the Fund’s shareholders.

The principal investment strategies the Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund’s Prospectus and are incorporated herein by reference. Unless otherwise stated in the Prospectus, investment strategies and techniques are generally discretionary. This means that the Adviser and each sub-Adviser of the Fund (each, a “Sub-Adviser”) may elect to engage or not engage in various strategies and techniques in their sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Fund.

In addition to the principal investment strategies and the principal risks of the Fund as described in the Prospectus, the Fund may employ secondary investment practices and may be subject to additional secondary risks, which are described below. The following is a description of secondary investment strategies and secondary risks for how the Fund might evolve, not necessarily how it currently operates. Unless a strategy or policy described below is specifically prohibited by the investment restrictions, under “Investment Restrictions” in this SAI, or by applicable law, the Fund may engage in each of the practices described below. However, the Fund is not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund.

A.	Corporate Equity Securities

Generally. The Fund may invest in equity securities including common stocks, preferred stocks and convertible securities of U.S. and foreign corporate issuers including equity securities of smaller companies. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations may be pronounced.

Risks of Foreign Markets. Securities that trade in foreign markets may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets. Changes in foreign tax laws, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities. Fluctuations in currency exchange rates and changes in regulations governing currency exchange may adversely affect the value of the Fund’s investments in foreign securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities and their issuers may not be subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies. Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems. Certain foreign brokerage commissions and custody fees may be higher than those in the U.S. Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders.

Risks of Emerging Markets. Securities that trade in emerging markets may be less liquid and the prices of these securities may be more volatile than the prices of those securities that trade in more developed foreign markets. Information regarding securities that trade in emerging markets is not always readily available. Greater political and economic uncertainties exist in emerging markets than in developed foreign markets and the securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries. Moreover, very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets. Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies and government actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of the Fund’s investments. Emerging markets may also be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general the U.S. securities market or the securities markets of developed foreign countries.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Common stockholders are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company’s assets after creditors and, if applicable, preferred stockholders are paid. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. The Fund may invest in convertible and non-convertible preferred stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value.

Risks of Preferred Stock. The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. The market value of all securities, including preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior fixed income security with similar yield characteristics.

Convertible Securities. Convertible securities are fixed income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period of time at a specified price or formula. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable non-convertible securities. By investing in convertible securities, the investor obtains the right to benefit from the capital appreciation potential in the underlying common stock upon the exercise of the conversion right, while earning higher current income than could be available if the stock was purchased directly. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted).

Risks of Convertible Securities. The value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, a convertible security’s conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock.

Because convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. Also, while convertible securities generally have higher yields than common stock, they have lower yields than comparable non-convertible securities and are subject to less fluctuation in value than the underlying stock since they have fixed income characteristics. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

The Fund is permitted to invest in securities with innovative structures, which have become more common in the convertible securities market. These include “mandatory-conversion” securities, which consist of debt securities or preferred stocks that convert automatically into equity securities of the same or a different issuer at a specified date and conversion ratio. Mandatory-conversion securities may limit the potential for capital appreciation and, in some instances, are subject to complete loss of invested capital. Another example of innovative convertible securities is “equity-linked” securities, which are securities or derivatives that may have fixed, variable, or no interest payments prior to maturity; may convert (at the option of the holder or on a mandatory basis) into cash or a combination of cash and equity securities; and may be structured to limit the potential for capital appreciation. Equity-linked securities may be illiquid and difficult to value and may be subject to greater credit risk than that of other convertible securities.

B.	Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored.” While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary) although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

Risks of Depositary Receipts. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. See “Equity Securities – Generally – Risks of Foreign Markets” and “Equity Securities – Generally – Risks of Emerging Markets” for the risks of investing in foreign securities, generally.

C.	Other Investment Companies

Generally. The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The Fund may invest in closed-end and open-end investment companies registered under the 1940 Act. Closed-end funds include business development companies (each a “BDC”) and open-end funds include mutual funds and exchange traded funds (each an “ETF”). The Fund may hold interests in investment companies that are not registered under the 1940 Act (each a “Private Fund”). Private Funds are typically organized as limited partnerships or limited liability companies. See “Status and Taxation of the Fund” for information regarding tax-related limitations on the Fund’s investments in Private Funds.

The Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

With respect to other investments in investment companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. While the Fund’s investments in Private Funds are not subject to these limitations, the Fund will limit its investment in any one Private Fund to less than 5% of that Private Fund’s outstanding voting securities.

Risks of Investment Companies. The 1940 Act and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies. These restrictions may prohibit the Fund from making certain investment thus potentially limiting its profitability. Moreover, in order to qualify for registered investment company tax treatment under subchapter M of the registered investment company (“RIC”) (e.g. to be treated as a corporation for tax purposes and to pass through income and capital gains to investors), a registered investment company must satisfy source-of-income, asset diversification and other requirements. The failure to comply with these provisions in a timely manner may prevent qualification as a registered investment company thus requiring the investment company to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative to those paid the Fund. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Other investment companies may charge fees if interests are redeemed within a certain period of time.

Risks of Private Funds. An investor in Private Funds will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. Neither the Adviser nor any Sub-Adviser will have control of, or have the ability to exercise influence over, the trading policies or strategies of a Private Fund. A Private Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Private Fund, including its allocable share of the management and incentive compensation paid to a Private Fund’s investment manager. As a result, the Fund’s investments in Private Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Private Funds. The Fund’s interests in Private Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser or Sub-Adviser may be able to negotiate on behalf of the Fund). Private Funds typically provide limited portfolio information. This may result in a Private Fund using investment strategies that are not fully disclosed to the Adviser or Sub-Advisers. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Private Fund as changes to the Private Fund strategies and investments evolve over time. Market quotations for Private Funds are not readily available and, therefore, the value of the Fund’s investment in a Private Fund will be valued at fair value pursuant to procedures approved by the Board. Given the subjectivity inherent in fair valuation and the limited portfolio information typically available from a Private Fund, the price at which the Fund values its interest in the Fund may differ from any periodic valuation of the Fund’s interest provided by the Private Fund and the price at which the Fund ultimately sells its interest in the Private Fund.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. BDCs are publicly-traded closed-end funds that seek capital appreciation and income by investing in smaller companies during their initial or growth stages of development. The net asset value per share of a closed-end fund will fluctuate depending upon the performance of the securities held by the fund. A closed-end fund is not required to buy its shares back from investors upon request.

Mutual Funds. Mutual funds are open-end investment companies and issue new shares continuously and redeem shares daily at their net asset value. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund.

Exchange-Traded Funds. ETFs are open-end investment companies that continuously issue shares that are bought and sold on a national securities exchange. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. The net asset value of an ETF can fluctuate up or down due to changes in the market value of the securities owned by the fund. ETF shares are only redeemable from the fund in large blocks.

Risks of Closed-end Funds and ETFs. In addition to risks generally associated with investments in investment company securities, ETFs and closed-end funds are subject to the following risks that do not apply to traditional mutual funds: (1) shares may trade at a market price that is above or below its net asset value; (2) an active trading market for shares may not develop or be maintained; (3) the ETF or closed-end fund may employ an investment strategy that utilizes high leverage ratios; or (4) trading of shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

D.	Real Estate and Real Estate Investment Trusts (“REITs”)

A REIT is a corporation or business trust that invests substantially all of its assets in income producing real estate or real estate related loans or interests. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs invest in real estate mortgage securities and derive income primarily from interest payments. Hybrid REITs have characteristics of both Equity REITs and Mortgage REITs.

Risks of REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality and maturity of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Mortgage REITs are subject to certain additional risks. Rising interest rates tend to extend the duration of the mortgage securities in which they invest, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. In addition, mortgage securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of Mortgage REITs because the Fund will have to reinvest such prepaid funds at the lower prevailing interest rates. Mortgage securities are also subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

E.	MLPs

MLPs are publicly traded partnerships that predominately operate, or directly or indirectly own, energy-related assets. The Fund’s investment in equity interests of MLPs may include both general partnership interests and limited partnership interests of MLPs. Not all publicly traded partnerships are considered MLPs. Limited Partnerships that are not MLPs are publicly traded partnerships that do not meet the qualifications contained in Section 7704 of the Internal Revenue Code of 1986, as amended

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities. In addition, MLPs have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Funds’ and shareholders’ taxes. Due to the Fund’s investment in MLPs and other securities of companies principally engaged in activities in the energy industry, the Fund’s performance could be affected by the overall condition of the energy industry. Companies in the energy industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, political risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

F.	Fixed Income Securities

Generally. The Fund may invest in mortgage-backed securities (including collateralized mortgage obligations of U.S. issuers), asset-back securities, municipal securities and corporate debt securities of U.S. and foreign issuers; commercial paper, zero coupon securities, loan participations and inflation-index securities of U.S. issuers, U.S. Government Securities, foreign government securities, U.S. short-term money market instruments, foreign government securities.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Risks of Fixed Income Securities. Investments in fixed income securities are subject to the following risks:

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a fixed income security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

Interest Rate Risk. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity.

Pre-Payment and Extension Risk. Certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers’ fixed income securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

See “Equity Securities – Generally – Risks of Foreign Markets” and “Equity Securities – Generally – Risks of Emerging Markets” for the risks of investing in foreign securities, generally.

Credit Quality. The Fund may invest in investment grade fixed income securities. Fixed income securities are considered to be of investment grade quality if they are rated “Baa” or higher by Moody’s Investor Service, Inc. (“Moody’s”) or “BBB” or higher by Standard & Poors Corporation (“S&P”), or are unrated and are deemed to be of comparable quality by the Adviser or a Sub-Adviser (“Investment Grade Securities”), at the time of purchase. The Fund may also purchase fixed income securities that are not Investment Grade Securities otherwise known as “Junk Bonds”.

The Fund may retain securities whose rating has been lowered below investment grade (or that are unrated and determined by the Adviser or a Sub-Adviser to be of comparable quality to securities whose rating has been lowered below investment grade) if the Adviser or a Sub-Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody’s, S&P and other nationally recognized statistical rating organizations (“NRSROs”) are private services that provide ratings of the credit quality of debt obligations, including convertible securities, and preferred stock. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser or a Sub-Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Junk bonds generally offer a higher current yield than that available for investment grade issues. However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers, and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such price declines will not recur. The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market. Changes in the rating of a fixed income security by recognized rating services may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser or a Sub-Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

U.S. Government Securities. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the “full faith and credit” of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Agencies or instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

When a U.S. Treasury notes or bond is “stripped”, each interest payment provided for by the note or bond and the principal due on the bond or note at maturity trade as separate securities. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates.

Since STRIPS do not entitle the holder to any periodic payments of interest prior to maturity, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than fixed income obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIP security accrue a portion of the discount at which the security was purchased as income each year even though the holder received no interest payment in cash on the security during the year.

Commercial Paper. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Certain notes may have floating or variable rates. Unless deemed liquid by the Adviser or a Sub-Adviser, variable and floating rate notes with a demand notice period exceeding seven days generally are considered illiquid and, therefore, subject to the Trust’s prohibition on illiquid investments (see “Investment Limitations” below).

Repurchase Agreements. The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Fund’s fundamental investment limitations.

Repurchase transactions also involve credit risk. Credit risk is the risk that a counter-party to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counter-party reduce counter-party insolvency risk.

G.	Rights and Warrants to Purchase Securities

A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Risks of Warrants and Rights. Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

H.	Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.

Risks of Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser or a Sub-Adviser will monitor the creditworthiness of the counterparties.

I.	Cyber Security Risk

Risks of Cyber Security. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser and the Sub-Advisers) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, a Sub-Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser and each Sub-Adviser have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

J.	Market Events

Risks of Market Events. U.S. and international markets have from time to time experienced significant volatility. The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility, may have adverse effects on the Fund and the risks discussed below may be increased.

K.	Temporary Defensive Position

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund also may invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Risks of Temporary Defensive Positions. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective and may miss out on investment opportunities.

INVESTMENT LIMITATIONS

A.	Fundamental Limitations

The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, dollar rolls and similar transactions consistent with applicable law, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration. The Fund may not invest in a security if, as a result of such investment, more than 25% of its net assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular “industry,” as the term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction. This restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

Illiquid Securities. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess amount above the fixed percentage will not be a violation of the policy or limitation unless the excess amount results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

If the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT MANAGEMENT

A.	General Information

Cornerstone Capital, Inc. (the “Adviser” or “Cornerstone”), a registered investment adviser located at 550 Fifth Avenue, 11th Floor, New York, NY 10036, serves as investment adviser to the Fund. Founded in 2014, the Adviser provides advisement services to a variety of charitable organizations, foundations, endowments trusts, family offices, high net worth individuals, and other investment advisors.

B.	Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement with the Trust, the Adviser is primarily responsible for managing the Fund’s investments and providing a continuous investment program for the Fund, subject to the supervision of the Board. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of average daily net assets of the Fund. The fee, if not waived, is assessed to the Fund based on average daily net assets for the prior month.

The Adviser is controlled by and primarily owned by Erika Karp. All other owners of the Adviser own less than 25% of the Adviser’s outstanding equity securities and voting rights.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to roll over from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

The Investment Advisory Agreement between the Trust and the Adviser was approved by the Board, including a majority of Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act, or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at an in-person meeting held on September 9 and 10, 2019. A discussion of the factors that the Board considered in approving the Investment Advisory Agreement will be included in the Fund’s semi-annual report to shareholders for the fiscal period ending February 28, 2020.

C.	Investment Sub-Advisory Agreements and Fees

Subject to the overall policies, direction and review of the Board and to the instructions and supervision of the Adviser, the Sub-Advisers manage the investment and reinvestment of the assets of the Fund in accordance with such investment strategies and within such guidelines and limitations as the Adviser and Sub-Adviser agree from time to time. The Sub-Advisers formulate and implement a continuous investment program for the portion of the Fund’s assets allocated to the Sub-Adviser by the Adviser from time to time (the “Sub-Advised Portion”), which may consist of all, a portion, or none of the Fund’s assets. The Sub-Advisers also determine the securities, cash and other financial instruments to be purchased, retained or sold for the Sub-Advised Portion in a manner consistent with (i) the Fund’s investment strategy, (ii) the investment policies and restrictions of the Fund as set forth in the Fund’s prospectus and statement of additional information, (iii) the Trust Agreement as may be amended or supplemented from time to time and (iv) any written instructions or policies which the Board or the Adviser may deliver to the Sub-Adviser. The Adviser oversees, monitors and reviews the Sub-Advisers and their performance and their compliance with the Fund’s investment policies and restrictions.

Because each Sub-Adviser manages its portion of the Fund independently from the others, the same security may be held in two or more different portions of the Fund or may be acquired for one portion at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser or Sub-Advisers believe continued exposure to the broader securities market is appropriate. Because each Sub-Adviser directs the trading for its allocated portion of Fund assets and does not aggregate its transactions with those of the other Sub-Advisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or Sub-Adviser were managing the Fund.

The current Sub-Advisers to the Fund, their ownership and control information and fees are set forth below.

Ark Investment Management

Ark Investment Management, LLC (“Ark”) is located at 3 E. 28th Street, Floor 7, New York, NY 10016 and is controlled by Ark Investment Management LP. Ark receives a fee paid by Cornerstone based on the average daily net assets assigned to the sleeve that Ark manages, computed daily and payable monthly, at an annual rate of 0.45%.

Green Alpha Advisors

Green Alpha Advisors, LLC (“Green Alpha”) is located at 263 2nd Ave, Suite 106B, Niwot, CO 80544 and is controlled by a variety of parties, none of which hold 25% or more of Green Alpha. Green Alpha receives a fee paid by Cornerstone based on the average daily net assets assigned to the sleeve that Green Alpha manages, computed daily and payable monthly, at an annual rate of 0.40%.

KBI Global Investors

KBI Global Investors (North America) LTD (“KBI”) is located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1 and is controlled by KBI Global Investors Limited. KBI receives a fee paid by Cornerstone based on the average daily net assets assigned to the sleeve that KBI manages, computed daily and payable monthly, at an annual rate of 0.45%.

RBC Global Asset Management

RBC Global Asset Management (U.S.) Inc. (“RBC”) is located at 50 South Sixth Street, Suite 2350, Minneapolis, MN 55402 and is controlled by RBC USA Holdco Corporation. RBC receives a fee paid by Cornerstone based on the average daily net assets assigned to the sleeve that RBC manages, computed daily and payable monthly, at an annual rate of 0.45%.

Schroders

Schroder Investment Management North America Inc. (“Schroders”) is located at 7 Bryant Park, 19th Floor, New York, NY 10018 and is controlled by Schroder US Holdings Inc. Schroders receives a fee paid by Cornerstone based on the average daily net assets assigned to the sleeve that Schroders manages, computed daily and payable monthly, at an annual rate of 0.45%.

Schroder Ltd

Schroder Investment Management North America Ltd (“Schroders Ltd”) is located at 1 London Wall Place, London, EC2Y 5AU and is controlled by Schroder Investment Management Ltd. Schroders Ltd is a wholly owned subsidiary of the parent company of Schroders, and is allocated a portion of Schroders' investment advisory fee by Schroders.

Pursuant to the sub-advisory agreements with each of the Sub-Advisers (the “Sub-Advisory Agreements”), the fees payable to a Sub-Adviser with respect to the Fund are paid exclusively by the Adviser and not directly by the Fund. The Sub-Advisers are independent contractors, and may act as investment advisers to other clients. The Adviser may retain one or more other Sub-Advisers with respect to any portion of the assets of the Fund.

Each Sub-Advisory Agreement will continue in force for an initial period of two years, and then from year to year with respect to the Fund so long as it is specifically approved by the Board at least annually in the manner required by the 1940 Act. As the Fund is newly formed, there are not yet any sub-advisory fees to report.

D.	Payments to Financial Institutions

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

E.	The Portfolio Managers

Other Accounts Managed By Portfolio Managers. The table below identifies the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. Information in the table is shown as of June 30, 2019. Asset amounts are approximate and have been rounded.

Team Member	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Number	Market Value	Number	Market Value	Number	Market Value
Jennifer Leonard	0	$0	0	$0	0	$0
Erika Karp	0	$0	0	$0	0	$0
Garvin Jabusch	1	$53.44m	0	$0	214	$121.1m
Jeremy Deems	1	$53.44m	0	$0	214	$121.1m
Catherine Cahill	9	$249.9m	5	$910.9m	2	$24.8m
Matthew Sheldon	9	$249.9m	5	$910.9m	2	$24.8m
Habib Subjally	13	$6.743b	0	$0	4	$1.037b

Catherine Wood	9	$2.99b	6	$4.67b	652	$761.51m
Katherine Davidson	0	$0	1	$174m	0	$0
Charles Somers	0	$0	2	$206m	1	$432m

The table below identifies the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories where the investment advisory fee is based on the account’s performance: registered investment companies, other pooled investment vehicles and other accounts. Information in the table is shown as of June 30, 2019. Asset amounts are approximate and have been rounded.

Team Member	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Number	Market Value	Number	Market Value	Number	Market Value
Jennifer Leonard	0	$0	0	$0	0	$0
Erika Karp	0	$0	0	$0	0	$0
Garvin Jabusch	0	$0	0	$0	0	$0
Jeremy Deems	0	$0	0	$0	0	$0
Catherine Cahill	1	$13.4m	0	$0	0	$0
Matthew Sheldon	1	$13.4m	0	$0	0	$0
Habib Subjally	0	$0	0	$0	0	$0

Catherine Wood	0	$0	0	$0	0	$0
Katherine Davidson	0	$0	0	$0	0	$0
Charles Somers	0	$0	0	$0	1	$432m

Compensation. The portfolio managers receive compensation that differs from firm to firm.

Cornerstone Capital, Inc.

Mses. Leonard and Karp receive salary, variable incentive compensation and participate in stock ownership through direct share ownership or through their respective firms’ employee stock ownership plan. Cornerstone does not pay commission or asset-based compensation to any of its employees.

Ark Investment Management

Ms. Wood receives a salary, variable incentive compensation based on the quality of advisory services provided and the overall financial performance of the firm, and as principal owner of Ark, is a significant equity holder and therefore may receive earnings from the firm’s profits.

Green Alpha Advisors

Messrs. Jabursh and Deems each receive a salary, and, as principal owners of Green Alpha, each is a significant equity holder and therefore may receive earnings from the firm’s profits. Compensation is not linked to the performance of the Fund.

KBI Global Investors

Ms. Cahill and Mr. Sheldon each receive a salary, variable incentive compensation based on relative investment performance assessed over rolling 1, 2, and 3 year periods, and participate in stock ownership through direct share ownership or through a profit sharing arrangement.

RBC Global Asset Management

The investment team receive salary, variable incentive compensation based on individual, business segment, and overall firm financial results, and participate in stock ownership through direct share ownership or through their respective firms’ employee stock ownership plan.

Schroders

The investment team receive a salary, participation in a firm equity incentive plan, and discretionary variable performance-related compensation.

Ownership of Fund Shares. As of September 30, 2019, each member of the portfolio management team beneficially owned shares of the Fund as summarized in the following table:

Fund/Strategy Team Member	Dollar Range of Beneficial Ownership in the Fund as of September 30, 2019
Jennifer Leonard	None
Erika Karp	None
Garvin Jabusch	None
Jeremy Deems	None
Catherine Cahill	None
Matthew Sheldon	None
Habib Subjally	None
Catherine Wood	None
Katherine Davidson	None
Charles Somers	None

Potential Conflicts of Interest. As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in portfolio manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a Portfolio Manager spends on a single portfolio, it does periodically assess whether the Portfolio Manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for the Portfolio Manager to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another.

While the Adviser does not anticipate any conflicts between the Fund’s investments and other accounts that it manages, in particular due to the fact that the clear majority of investments in both accounts are highly liquid with ample trading volume which will not restrict freedom of movement in either account, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include those relating to selection of brokers or dealers to execute portfolio trades and/or specific uses of commissions from portfolio trades (for example, research, or “soft dollars”).

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

TRUSTEES AND OFFICERS

A.	General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this SAI, the Trustees oversee the operations of 16 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 62 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Vice Chairman of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (February 2019 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC (1999 to February 2019); President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (February 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Davis Age: 67 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011.

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Consultant, Board of Trustees of Ultimus Managers Trust (2016 to 2019) and Former Trustee of Ultimus Managers Trust (2012 to 2016).

Walter B. Grimm Age: 74 Trustee and chair Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Lori Kaiser Age: 56 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Janet Smith Meeks Age: 64 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2006 to 2015).

Mary M. Morrow Age: 61 Trustee Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Dignity Health Managed Services Organization (October 2018 to present).

Previous Position(s): Consultant (managed care services) (April 2018 to September 2018); Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 43 PRESIDENT and CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Capitol Series Trust (September 2013 to March 2017); Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Secretary, Capitol Series Trust (March 2018 to September 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 39 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 to present); Treasurer and Chief Financial Officer of Unified Series Trust (November 2014 to present); Treasurer and Chief Financial Officer of Commonwealth International Series Trust (September 2015 to present); Treasurer of Oak Associates Funds (April 2019 to present); Treasurer of Centaur Mutual Funds Trust (April 2019 to present).

Previous Position(s): Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Matthew J. Beck Age: 31 SECRETARY Began Serving: September 2018

Principal Occupation(s): Senior Attorney, Ultimus Fund Solutions, LLC (since May 2018) and Secretary, Ultimus Managers Trust (since July 2018).

Previous Position(s): Chief Compliance Officer, OBP Capital, LLC (May 2015 to May 2018); Secretary, Aspiration Funds (March 2015 to May 2018); Secretary, Starboard Investment Trust (September 2014 to May 2018); Secretary, Leeward Investment Trust (September 2014 to May 2018); Secretary, Hillman Capital Management Investment Trust (September 2014 to May 2018); Secretary, Spinnaker ETF Series (September 2014 to May 2018); Vice President and General Counsel, The Nottingham Company (July 2014 to May 2018).

Stephen L. Preston Age: 53 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016

Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Distributors, LLC (June 2011 to present).

Previous Position(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC (June 2011 to Auigust 2019).

B. Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Mr. John C. Davis – Mr. Davis is a Retired Partner of PricewaterhouseCoopers LLP (“PWC”), where he worked from 1974-2010. He has been a Consultant since May 2011. During his career at PWC, Mr. Davis’ client service experiences encompassed domestic and international financial reporting, accounting, auditing, business structuring, tax, governance and compliance for companies in a variety of industries, including banking, insurance, asset management, credit, distribution, venture capital, private equity, and capital markets. From 2012 through 2016, Mr. Davis served as a Trustee of Ultimus Managers Trust. During his tenure as a Trustee, Mr. Davis served as financial expert, lead independent director and as chair of the Board of Trustees. Since 2016, he has served as a consultant to the Board of Trustees of Ultimus Managers Trust, providing planning, compliance and business advice to the Board on a broad range of trustee oversight and regulatory matters. Mr. Davis was selected to serve as a Trustee based on his extensive mutual fund industry experience, mutual fund board/corporate governance experience, and financial/auditing expertise. Mr. Davis has been a Trustee since July 2018. Mr. Davis graduated from Indiana State University with a degree in Accounting. Mr. Davis also serves as the Chair of the Trust’s Valuation Committee and has been designated as an “audit committee financial expert” to the Trust’s Audit Committee, as that designation is defined by SEC rules.

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He currently serves as Vice Chairman of Ultimus. Previously, Mr. Dorsey served as Managing Director and Co-CEO of Ultimus from 1999 to 2019. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018. He has served as an Interested Trustee on the Board of the Ultimus Managers Trust since February 2012. He has served on the Board of Governors of the Investment Company Institution since October 2019. Mr. Dorsey has also served as a Board Member of Lasalle High School since July 2019. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive).

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as a Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018.

Ms. Lori Kaiser - Ms. Kaiser is the CEO of Kaiser Consulting, an international professional services firm that she founded in 1992, which specializes in accounting, finance and IT consulting. She is a Certified Public Accountant and a Chartered Global Management Accountant, with over 20-years’ experience serving the needs of auto/auto-parts manufacturers and various other industries, including financial, communications, not-for-profits, mutual funds, and insurance. She advises executive management on issues of risk identification and mitigation, mergers, acquisitions and integrations. Prior to Kaiser Consulting, Ms. Kaiser was the Chief Financial Officer at Lowestpremium.com, an online insurance aggregator enabling users to search for the lowest auto insurance rates. Earlier in her career, Ms. Kaiser served as Corporate Controller for Nationwide Communications, Inc., the media subsidiary of Nationwide Insurance Company, and she began her career in the audit practice of KPMG, LLP in Columbus, Ohio.

Ms. Kaiser has board and community service experience with a variety of organizations. She is a member of the Advisory Board of both the Center for Business Leadership and the Accounting Department at Miami University. For the Women’s Fund of Central Ohio’s Board of Directors, Ms. Kaiser serves as the Treasurer and as a member of the Executive, Finance and Audit Committees. Ms. Kaiser recently completed a three-year term on the Board of Directors of the National Association of Women Business Owners, where she also served as Treasurer and as a member of the Executive Committee. As a member of the Columbus Chamber of Commerce, she serves on its Small Business Council. Ms. Kaiser was selected to serve as a Trustee as a result of her board and executive level leadership experience, as well as her extensive financial, IT and risk management experience. Ms. Kaiser has been a Trustee since July 2018. Ms. Kaiser earned an MBA with honors from the University of Chicago and received a BS from Miami University, graduating cum laude. In addition, she is an adjunct professor in the MBA Program at Ohio State University Fisher School of Business. Ms. Kaiser also serves as Chair of the Trust’s Audit Committee and has been designated as an “audit committee financial expert” to the Trust’s Audit Committee, as that designation is defined by SEC rules.

Ms. Janet S. Meeks - Ms. Meeks has 38 years of experience in the healthcare and financial services industries. Ms. Meeks founded healthcare Alignment Advisers, LLC in 2015, a consulting company located in Westerville, Ohio, that provides advice to healthcare executives with respect to, among other things, strategy development and implementation and currently serves as the Chief Executive Officer. Ms. Meeks previously served for nine years as President and Chief Operating Officer of Mount Carmel St. Ann’s Hospital (MCSA), a regional medical center located in Columbus, Ohio. Prior to that, she served in executive roles for four nationally known healthcare systems, including Trinity Health and Vanderbilt University Medical Center. Before entering the healthcare sector, Ms. Meeks worked in the financial services industry for Bank of Mississippi.

As an experienced corporate director, Ms. Meeks currently serves on the Board of Directors of National Church Residences, serves as a faculty member of both the AHA Society for Healthcare Planning and Marketing National Conferences and the Healthcare Strategy Institute National Conferences, and is an Instructor at the University of Mississippi School of Business Administration. Ms. Meeks has published extensively and is an accomplished speaker. Ms. Meeks was selected to serve as a Trustee as a result of her board and executive level leadership experience and her extensive financial industry, marketing and strategy expertise. Ms. Meeks has been a Trustee since July 2018. Ms. Meeks is a two-time graduate of the University of Mississippi, where she received an undergraduate degree in banking and finance and an MBA in finance.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas. Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

C.	Risk Management

The overall management and affairs of the Trust are supervised by the Board. The Board consists of six individuals. The Trustees are fiduciaries and are governed by the laws of the State of Ohio in this regard. The Board establishes policies for the operation of the Trust and appoints the officers who conduct the daily business of the Trust. The Board provides oversight over the management and operations of the Trust. The day-to-day responsibility for the management and operation of the Trust is the responsibility of various officers and service providers to the Trust and its individual series, such as the Adviser, Distributor, administrator, custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, the Sub-Advisers, Distributor, administrator, custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In all cases, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of five Independent Trustees – Mr. John C. Davis, Mr. Walter Grimm, Ms. Lori Kaiser, Ms. Janet S. Meeks and Ms. Mary Morrow – and one Interested Trustee – Mr. Robert G. Dorsey. Accordingly, five-sixths of the members of the Board are Independent Trustees and are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series. The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail below. Each of the Audit Committee and Nominating Committee is comprised entirely of Independent Trustees. The Valuation Committee is comprised of all of the Trustees of the Trust, including the Independent Trustees, plus the Trust’s President/Principal Executive Officer and its Treasurer/Principal Financial Officer. Non-Trustee members of the Valuation Committee serve as non-voting members.

As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Nominating Committee and the Valuation Committee as described below:

•	The Audit Committee consists of all of the Independent Trustees. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board.

•	The Nominating Committee consists of all of the Independent Trustees. The Nominating Committee is responsible for identifying and nominating Trustee candidates to the full Board. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Trust.

•	The Valuation Committee consists of all of the Trustees plus the Trust’s President/Principal Executive Officer and its Treasurer/Principal Financial Officer. Non-Trustee members of the Valuation Committee serve as non-voting members. The Valuation Committee is responsible for reviewing and approving fair valuation determinations pursuant to the Trust’s Portfolio Valuation Procedures. As part of its function, the Valuation Committee considers all fair value pricing methodologies proposed by the Pricing Review Committee (comprised of various officers of the Trust, Ultimus representatives, and representatives of the adviser, as necessary), and approves such methodologies, and any amendments thereto, before they are implemented.

The Audit Committee generally meets at least annually. The Audit Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Nominating Committee and Valuation Committee meet as needed. The Committees report directly to the Board. No committee has convened with respect to matters relating to the Fund since, as of the date of this SAI, the Fund had not commenced operations. The inclusion of all Independent Trustees as members of the Audit Committee, Nominating Committee and Valuation Committee allow all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. The CCO reports to the Board at least quarterly any material compliance items that have arisen, and on an annual basis provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet on a quarterly basis, typically for 1-2 days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees may participate in teleconferences to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal at the next regularly scheduled Board meeting. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

•	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

•	Code of Ethics review

•	NAV Errors, if any

•	Distributor Compliance Reports

•	Timeliness of SEC Filings

•	Dividends and other Distributions

•	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

•	Review of 12b-1 Payments

•	Multiple Class Expense Reports

•	Anti-Money Laundering/Customer Identification Reports

•	Administrator and CCO Compliance Reports

•	Market Timing Reports

From time to time, one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board meetings to discuss various topics.

The Board has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Nominating Committee will make efforts to identify and solicit qualified minorities and women.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; and the distribution arrangements of the funds. At least annually, the Board conducts an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

D.	Trustee Ownership of Shares of the Fund and of the Fund Complex

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2018.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey	None	$50,001 - $100,000
Independent Trustees
John C. Davis	None	None
Walter B. Grimm	None	$10,001 - $50,000
Lori Kaiser	None	None
Janet Smith Meeks	None	None
Mary M. Morrow	None	None

**	The Trust currently consists of 16 series.

Set forth below is the annual compensation paid to the Independent Trustees and by the Trust on an aggregate basis. No Interested Trustee or officer receives compensation from the Trust although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed. Trustees’ fees and Trustee and officer reimbursable travel expenses are Trust expenses and each Fund incurs its share of such expenses, which are allocated among the Funds in such manner as the Trustees determine to be fair and equitable.

Trustee	Compensation from the Fund	Total Compensation From Trust
Interested Trustee
Robert G. Dorsey	None	None
Independent Trustees
John C. Davis*	$1,000	$37,250
Walter B. Grimm*	$1,000	$37,250
Lori Kaiser*	$1,000	$37,250
Janet Smith-Meeks*	$1,000	$37,250
Mary M. Morrow*	$1,000	$37,250

*	Estimated annual compensation for 2019.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 30, 2019, the Fund had not yet commenced operations, and therefore the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund.

As of September 30, 2019, the Fund had not yet commenced operations, and therefore no shareholders of record owned 5% or more of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 30, 2019, the Fund had not yet commenced operations, and therefore no shareholders may be deemed to control the Fund. “Control” for this purpose is the ownership of more than 25% or more of the Fund’s voting securities. The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a) (9) of the 1940 Act. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year. Although the Fund’s annual portfolio turnover rate cannot be accurately predicted, the Adviser anticipates that the Fund’s portfolio turnover rate normally will be 50% or less. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one year period. High turnover involves correspondingly greater commission expenses and transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see “Taxes”).

The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Ultimus Fund Solutions, LLC, subject to oversight by the CCO and, ultimately, by the Board.

When you open an account with the Fund, the transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to confirm the identity of all persons opening an account with the Fund. The Fund reserves the right to (1) refuse, cancel or rescind any purchase order, (2) freeze any account and/or suspend account activities, or (3) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken upon authorization of the Trust’s anti-money laundering officer if they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser has selected Sub-Advisers that are each responsible for the Fund’s portfolio decisions and for placing of the Fund’s portfolio transactions. In placing portfolio transactions, each Sub-Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisers generally seek favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Advisers are specifically authorized to select brokers or dealers to provide brokerage and research services to the Fund and/or the other accounts over which it exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if it determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction, or the Sub-Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by a Sub-Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to a Sub-Adviser in connection with its services to the Fund. As the Fund has not yet commenced operations, no information is available concerning amounts the Sub-Advisers have directed in brokerage transactions to brokers on the basis of research services provided by such brokers to each Sub-Adviser for the Fund’s most recent fiscal year.

Purchases and sales of equity securities traded on an exchange are typically executed through broker-dealers that charge a commission. Commission rates are negotiable. Over-the-counter equity transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and ask prices.

As the Fund has not yet commenced operations, the Fund does not own securities of regular broker/dealers and the Fund has not paid any commissions to affiliates.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Advisers, and the Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act and the Adviser’s and Sub-Advisers’ Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Trust, free of charge, by calling Shareholder Services at 1-800-986-6187.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. The Fund may also post its top ten portfolio positions as well as certain other portfolio characteristics such as sector or geographic weightings as of the end of each fiscal quarter on its website at www.cornerstonecapitalfunds.com within 30 days of that quarter end. The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Sub-Advisers, Distributor, Transfer Agent, fund accountant, administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements with the Fund and their agents, and prospective or newly hired third party servicing agents, including the Adviser and Sub-Advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective third party servicing agents without any time lag. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (1) confidentiality clauses in written agreements, (2) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (3) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), or (4) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Trust does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings as of a month end will be supplied within approximately 25 days after that month end. The Rating Agencies may make the Fund’s top portfolio holdings and other portfolio characteristics available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, a Sub-Adviser, nor any of their affiliates receives any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Prior to disclosing portfolio holdings information to Rating Agencies, the CCO must find that: (1) the Fund has a legitimate business purpose for releasing the information in advance of release to all shareholders or the general public; and (2) the disclosure is in the best interests of shareholders.

Upon approval of the CCO, the Fund may also disclose portfolio information pursuant to regulatory request, court order or other legal proceeding.

The Trust has adopted Portfolio Holdings Disclosure Policies (“Disclosure Policies”) detailing the circumstances under which the Fund’s portfolio holdings may be disclosed to third parties. The Disclosure Policies permit the Fund to adopt its own portfolio holdings disclosure policies, as set forth herein, that are consistent with the Disclosure Policies (“Fund Policies”). Prior to approving the Disclosure Policies and the Fund Policies, the Trustees considered the circumstances under which the Fund may disclose its portfolio holdings as well as conflicts of interest between the Fund’s shareholders and the Adviser, the Sub-Advisers, the Distributor, or any affiliated person of the Fund, the Adviser, the Sub-Advisers, or the Distributor resulting from such disclosures (“Conflicts”), and determined that the disclosure of portfolio holdings information under such circumstances were in the best interests of the Fund.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO and the specific approval of the Board. The Adviser and each Sub-Adviser must submit any proposed arrangement pursuant to which it intends to disclose the Fund’s portfolio holdings to the CCO, who will review such arrangement and any Conflicts to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, the Sub-Advisers and any of their affiliated persons are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

To oversee the Disclosure Policies and the Fund Policies, the Trustees consider reports and recommendations by the CCO regarding the adequacy and implementation of the compliance programs of the Trust and its service procedures adopted pursuant to Rule 38a-1 under the 1940 Act. The Trustees reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

DETERMINATION OF NET ASSET VALUE

You may purchase or redeem shares of the Fund class at the net asset value of those shares next calculated after the Transfer Agent receives your request in proper form, plus (or minus, in the case of a redemption) any applicable sales charge. For information concerning the purchase, redemption, and exchanges of Fund shares, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’ s Prospectus and in this SAI.

The Fund may authorize one or more brokers and other intermediaries to receive, on its behalf, purchase and redemption orders. Such brokers would be permitted to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund class’ net asset value next computed, plus (or minus, in the case of a redemption), after the orders are received by an authorized broker or such broker’s authorized designee, and accepted by the Fund.

The price (net asset value) of the shares of the Fund class is determined as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern Time on each day the Trust is open for business. The Trust is open for business on every day on which the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

An exchange-traded equity security (including an ETF) is generally valued by a pricing service at the last quoted sale price provided by market in which the security principally trades. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Shares of mutual funds are generally valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.

Foreign securities are priced in their local currencies as of the close of their primary exchange or market or as of the close of the NYSE, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE as provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the times as of which determination of such values or exchange rates are made and the time as of which the NAV of each Fund class is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

When market quotations are not readily available, when the Adviser determines that the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined in good faith according to procedures established by and subject to review by the Board. The Board annually approves the pricing services used by the fund accounting agent. “When-issued” or “TBA” debt securities are debt securities traded prior to the time they are issued. If the pricing service does not provide a price for these securities they will be valued at fair value consistent with the Trust’s valuation procedures. A Pricing Committee is convened to determine a security’s fair value, as needed. Fair valued securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

The NAV per share of each Fund class is determined by taking the market value of that Fund class’ total assets (including interest and dividends accrued but not yet received), subtracting the class’ liabilities (including accrued expenses), and then dividing the result (net assets) by the number of outstanding shares of the Fund class at such time. Fund Shares are offered for purchase at their Net Asset Value per Share which is calculated as follows:

Net Asset Value Per Share	=	Net Assets
Shares Outstanding

REDEMPTION IN KIND

The Fund intends to redeem shares in cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, pursuant to an election filed by the Trust under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash, which is referred to as a “redemption in kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. If the Fund makes a redemption in kind it will seek to distribute each security held by the Fund on a pro rata basis, excluding certain securities that are unregistered, not publicly traded, or for which market quotations are not readily available, and excluding other assets that have to be traded through a market place or with the counterparty to the transaction in order to effect a change in ownership. When making redemptions in kind, cash will be paid for assets that are not readily distributable, net of liabilities. Cash will also be distributed in lieu of securities not amounting to round lots, fractional shares, and accruals on such securities. Pursuant to procedures adopted by the Board, redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or where updated price quotations are available. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid securities may be valued using estimated prices from one of the Trust’s approved pricing agents. If the Fund redeems your shares in kind, it will value the securities pursuant to the policies and procedures adopted by the Board. You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you will pay taxes and brokerage charges associated with selling the securities.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its taxable dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from (collectively, “Qualifying Income”): (1) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) ); and (2) net income from a qualified publicly traded partnership (the “Income Requirement”). A qualified publicly traded partnership (“QPTP) is defined as a “publicly traded partnership” (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) that derives less than 90% of its gross income from income described in clause (1); (the “Income Requirement”);

•	Diversify its assets so that at the close of each quarter of its taxable year: (1) at least 50% of the value of its total assets must consist of cash and cash items, government securities, securities of other registered investment companies, and securities of other issuers, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of a QPTP being considered voting securities for these purposes); and (2) no more than 25% of the value of its total assets may be invested in (a) the securities of any one issuer (other than government securities and securities of other RICs, (b) the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs (the “Asset Diversification Requirement”); and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if the Fund fails the Income Requirement test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (1) the Fund satisfies certain procedural requirements and (2) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (1) the Fund’s non-qualifying gross income exceeds (2) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if the Fund fails the Asset Diversification Requirement as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the Asset Diversification Requirement at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the Fund’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the Asset Diversification Requirement as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the Asset Diversification Requirement (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the Asset Diversification Rest, or otherwise satisfies the Asset Diversification Requirement.

In the case of a failure to satisfy the Asset Diversification Requirement at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the Asset Diversification Requirement as of the end of such quarter if (1) the Fund satisfies certain procedural requirements; (2) the Fund’s failure to satisfy the Asset Diversification Requirement is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the Fund identifies that it failed the Asset Diversification Requirement (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the Asset Diversification Requirement, or otherwise satisfies the Asset Diversification Requirement. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the Asset Diversification Requirement during the period for which the Asset Diversification Requirement was not met. However, in all events, such tax will not be less than $50,000.

The Fund intends to distribute net investment income on an annual basis. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. It is anticipated that a substantial portion of the Fund’s net interest income will be exempt from Federal income tax other than the Federal alternative minimum tax (“AMT”). Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the AMT.

The Fund’s distributions of taxable interest, other investment income and short-term capital gain, whether or not reinvested, are taxable to you as ordinary income, except as described below.

The Fund will normally distribute net realized capital gains, if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. The Fund’s taxable distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates for Federal income tax purposes; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates for Federal income tax purposes regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Taxable Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the taxable dividends the Fund pays (other than capital gain distributions and any dividends received from any REIT in which the Fund invests) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the AMT.

A portion of the periodic returns distributed to the Fund by entities in which it invests may be attributable to return of capital. The Fund may pass through return of capital distributions received from these entities to its shareholders. The tax treatment of the Fund’s receipt of and distribution of return of capital to shareholders is as follows:

(1)	Return of capital received by the Fund from the entities in which it invests is a tax-deferred distribution. The distribution of return of capital to the Fund by an entity in which the Fund invests decreases the Fund’s basis in its investment in that entity. If the Fund sells its investment in that entity in excess of its basis therein, the Fund will incur a taxable gain that ultimately will be passed on to shareholders;

(2)	Return of capital paid by the Fund to its shareholders is also a tax-deferred distribution. The distribution of return of capital to shareholders will decrease the basis of each shareholder’s investment in the Fund. If a shareholder sells its investment in the Fund in excess of its basis therein, the shareholder will incur a taxable gain.

Since any payment of return of capital to the Fund by an entity in which it invests or by the Fund to a shareholder decreases the Fund’s basis of its investment in that entity and the shareholder’s basis in its investment in the Fund, respectively, the gain incurred by the Fund and the shareholder may be higher than if no return of capital had been paid.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s taxable distributions are taxable to you in the year you received them. However, any taxable dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards. Capital losses incurred generally may be carried forward to offset any capital gains.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

Foreign Investments. Gains or losses attributable to fluctuations in exchange rates that occur between the time that the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary losses. Similarly, gains or losses from the disposition of a foreign currency, or from the disposition of a fixed-income security or a forward contract denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of its disposition, also are treated as ordinary income or ordinary losses. These gains or losses increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” for federal tax purposes (a “PFIC”) and the Fund does not make either of the elections described in the next two paragraphs, it will be subject to federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if it distributes such income as a taxable dividend to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is derived from “passive income” (including interest and dividends) or (2) an average of at least 50% of the value (or adjusted tax basis, if elected) of its assets produce, or are held for the production of, “passive income.” The Fund’s distributions of income from any PFICs will not be eligible for the 15% and 20% maximum federal income tax rates on individual shareholders’ “qualified dividend income” described in the Prospectus.

The Fund could elect to “mark to market” its stock in a PFIC. Under such an election, the Fund would include in gross income (and treat as ordinary income) each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of that adjusted basis over that fair market value, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts so included, as well as gain realized on the disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.

If the Fund purchases shares in a PFIC and elects to treat the PFIC as a “qualified electing fund,” the Fund would be required to include in its income each taxable year its pro rata share of the ordinary income and net capital gains of the PFIC, even if the income and gains were not distributed to the Fund. Any such income would be subject to the Distribution Requirement and the calendar year excise tax distribution requirement described above. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so, and it reserves the right to make such investments as a matter of its investment policy.

Investment income received by the Fund from sources within foreign countries and U.S. possessions (collectively, “foreign sources”) and gains that the Fund realizes on the disposition of foreign securities may be subject to foreign income, withholding, or other taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries will vary.

LLC/LP Investments. The Fund may invest in LLCs and LPs that are classified for federal tax purposes as partnerships. An LLC or LP in which the Fund invests may be (1) a “publicly traded partnership” (that is, a partnership the interests in which are “traded on an established securities market” or “readily tradable on a secondary market (or the substantial equivalent thereof)”) (a “PTP”) or (2) a non-PTP at least 90% of the income of which satisfies the Income Requirement. Certain of those PTPs will be QPTPs.

If an LLC or LP in which the Fund invests is a QPTP, all its net income (regardless of source) would be qualifying income for the Fund under the Income Requirement. The Fund’s investment in QPTPs (including MLPs), together with certain other investments, however, may not exceed 25% of the value of its total assets in order to satisfy the Asset Diversification Requirement. In addition, if the Fund holds more than 10% of a QPTP’s (including MLPs) equity securities, none of those securities will count toward its satisfying those requirements.

With respect to non-QPTPs, (1) if the LLC or LP is treated for federal tax purposes as a corporation, distributions from it to the Fund would likely be treated as “qualified dividend income” and disposition of the Fund’s interest therein would be gain from the disposition of a security, or (2) if the LLC or LP is not treated as a corporation, the Fund would be treated as having earned its proportionate share of each item of income the LLC or LP earned. In the latter case, the Fund would be able to treat its share of the entity’s income as qualifying income under the Income Requirement only to the extent that income would be qualifying income if realized directly by the Fund in the same manner as realized by the LLC or LP.

Certain LLCs and LPs (e.g., private funds) in which the Fund invests may generate income and gains that are not qualifying income under the Income Requirement.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning.

Prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps the Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

For its custodial services, the custodian receives a monthly fee from the Fund based on a sliding scale of the market value of the assets under custody, subject to minimum annual fees. The custodian also receives asset-based administration and safekeeping fees for securities custodied outside the U.S. as well as various transaction-based fees.

TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR

Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, Ultimus serves as Transfer Agent and shareholder services agent, fund accounting agent, and administrator for the Fund.

As transfer agent and shareholder services agent, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. As fund accounting agent, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. As administrative services agent for the Trust, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus prepares tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board.

For its transfer agency services to the Funds, Ultimus receives a yearly fixed amount per shareholder account, subject to yearly minimum fees per portfolio. Ultimus is also entitled to receive additional amounts that may be activity or time-based charges, account/transaction fees related to the administration of the Trust’s Anti-Money Laundering Compliance Program plus reimbursement for out-of-pocket expenses. For its administration and fund accounting services to the Fund, Ultimus receives a monthly fee based, in part, on a sliding scale calculated according to the average daily net assets of the Fund (subject to minimum annual fees per Fund). In addition, the Fund pays Ultimus’ out-of-pocket expenses including, but not limited to, literature fulfillment services; statement, confirmation and tax form production; record storage, telephone and mailing charges, bank fees; special reports; and edgarization fees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trust’s Board of Trustees intends to select an Independent Registered Public Accounting Firm for the Fund prior to the Fund’s commencement of operations. The selected firm will provide audit services, tax return preparation and assistance, and audit-related services in connection with certain SEC filings.

DISTRIBUTOR

Pursuant to a Distribution Agreement between the Trust, on behalf of the Fund, the Adviser and Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, the Distributor is the exclusive agent for distribution of shares of the Fund. Ultimus Fund Distributors, LLC is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC. Certain officers of the Trust also are officers of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor.

Under the Distribution Agreement, the Distributor is obligated to sell the shares of the Fund on a best efforts basis. Shares of the Fund are offered to the public on a continuous basis.

Pursuant to the Distribution Agreement, the Distributor also agrees to (1) review all proposed advertising materials and sales literature for compliance with applicable laws and regulations, and file with appropriate regulators those advertising materials and sales literature it believes are in compliance with such laws and regulations; (2) enter into agreements with such qualified broker-dealers and other financial intermediaries (the “Financial Intermediaries”), as requested by the Fund in order that such Financial Intermediaries may sell shares of the Fund; (3) prepare reports for the Board regarding its activities under the agreement and payments made under the Fund’s Rule 12b-1 Distribution Plan (if applicable) as from time to time shall be reasonably requested by the Board; and (4) monitor amounts paid under Rule 12b-1 plans (if applicable) and pursuant to sales loads (if applicable) to ensure compliance with applicable FINRA rules. For these services, the Adviser pays the Distributor an annual fee, payable in monthly installments. In addition, the Adviser reimburses the Distributor for certain out-of-pocket expenses incurred on the Fund’s behalf.

PROXY VOTING POLICIES

The Trust, the Adviser, and the Sub-Advisers have each adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, which has delegated responsibility to each of the various Sub-Advisers in relation to the securities purchased by that Sub-Adviser. In each case, proxies will be voted in accordance with the Sub-Advisers’ proxy voting policies, subject to the supervision of the Board.

The Trust’s policy provides that if a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Trust’s principal underwriter, or an affiliated person of the Fund, the Adviser, a Sub-Adviser, or a principal underwriter and that of the Fund (a “Conflict”), the Adviser or Sub-Adviser shall resolve such conflict by: (1) voting the proxy consistent with a pre-determined voting policy for various types of proposals (“Pre-Determined Voting Policy”) if the Adviser or Sub-Adviser has little or no discretion to deviate from such policy with respect to the proposal in question; or (2) disclosing the conflict to the Board and obtaining the Board’s consent to the proposed vote prior to voting on such proposal if the Adviser or Sub-Adviser has discretion to deviate from its Pre-Determined Voting Policy or does not maintain a Pre-Determined Voting Policy. Under the policy, the Board may vote a proxy subject to a Conflict disclosed by the Adviser or Sub-Adviser based on the recommendation of an independent third party.

The Sub-Advisers’ proxy voting policies and procedures have been implemented to ensure that each Sub-Adviser votes in the best interest of clients and address any material conflicts that may arise during the voting process. The responsibilities of proxy voting have been assigned to members of each Sub-Adviser’s internal portfolio management team. The Committee’s duties consist of analyzing proxy statements of issuers whose stock is owned in the client accounts. Each Sub-Adviser’s proxy voting is based on its experience with voting corporate governance issues. Each proxy will be considered based on the relevant facts and circumstances. One of the primary factors each Sub-Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is one of the factors considered in determining how proxies should be voted.

The proxy voting policies of the various Sub-Advisers have been included in Appendix A herein.

Information regarding how the Fund voted proxies relating to portfolio securities will be available: (1) without charge, upon request, by calling Shareholder Services at 1-800-957-068; and (2) on the SECs website at http://www.sec.gov.

FINANCIAL STATEMENTS

Financial statement are not available because the Fund had not commenced operations prior to the date of this SAI.

Appendix A

Adviser and Sub-Adviser Proxy Voting Policies

Cornerstone Capital, Inc.

1.	Proxy Voting and Other Legal Matters

Overview (Proxy Voting Rule 206(4)-6)

An investment adviser that exercises voting authority over Client proxies is required to:

■	Adopt and implement written policies and procedures that are reasonably designed to ensure that you vote Client securities in the best interest of Clients, which procedures must include how you address material conflicts that may arise between your interests and those of your Clients;

■	Disclose to Clients how they may obtain information from you about how you voted with respect to their securities; and

■	Describe to Clients your proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting Client.

■	Maintain certain records related to proxy voting including;

■	A copy of each proxy statement that the investment adviser receives regarding Client securities. An investment adviser may satisfy this requirement by relying on a third party to make and retain, on the investment adviser’s behalf, a copy of a proxy statement (provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

Proxy Voting Requirements for Mutual Funds

Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. Not later than August 31st of each year. A mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s complete proxy voting record for the most recent 12-month period ended June 30th.

A mutual fund’s proxy voting record is available from the Fund and on the SEC’s website. A mutual fund must make the information disclosed in its most recently filed Form N-PX available to shareholders either on the Fund’s website or upon request by calling a specified toll-free (or collect) telephone number. Many mutual funds make this information available on their websites. If a mutual fund makes its proxy voting record available to shareholders upon request, the fund must send the information to shareholders, without charge, within three business days of receipt of a request.

A mutual fund must disclose the following information on Form N-PX for each matter relating to a portfolio security considered at a shareholder meeting and on which the fund is entitled to vote:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The Council on Uniform Securities Identification Procedures (“CUSIP“) number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

FOR INTERNAL USE ONLY

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●	Whether the matter was proposed by the issuer or a security holder;
●	Whether the fund cast its vote on the matter;
●	How the fund cast its vote (for example, for or against the proposal, or abstain; for or withhold regarding election of directors); and
●	Whether the fund cast its vote for or against management.

Policy

As a matter of policy, Cornerstone does not accept proxy voting authority. The Underlying Managers with whom Clients invest may vote proxies if authorized to do so by Clients, and each Subadviser to the Fund is authorized and responsible for voting proxies for their respective portion of the Fund pursuant to the subadvisory investment management agreement between the Fund and each Subadviser. Should the Firm change its policy in the future to accept any voting responsibilities for client proxies, it will amend the policies and procedures to ensure that it votes the proxies in the best interest of its clients.

Procedures

Cornerstone is not responsible for filing Form N-PX but provides assistance to the Administrator upon request.

The Subadvisers are responsible for voting proxies with respect to the portfolio of securities they manage on behalf of the Fund. Each Subadviser will maintain documentation of all proxies that were received, records of how the proxies were voted and when the vote was submitted. The Fund Administrator is responsible for contacting each respective Subadviser to obtain the information needed in order to facilitate the Fund’s filing of Form N-PX.

Securities Litigation

From time to time, Cornerstone receives notification of securities held in the Fund that are subject to litigation/class action lawsuits. Cornerstone may engage a securities class action settlement recovery service provider which is responsible for claims processing on behalf of the Fund. The service provider, if so engaged, will be responsible for the filing, recovery, and monitoring of securities class actions on behalf of the Fund.

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Ark Investment Management

ARK Investment Management LLC (“Adviser”) has adopted this Proxy Voting Policy (“Policy”) pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), Rule 30b1-4 under the Investment Company Act of 1940, as amended, and other fiduciary obligations. The Policy is designed to provide guidance to portfolio managers and others in discharging the Adviser’s proxy voting duty and to ensure that proxies are voted in the best interests of the Adviser’s clients.

I.	Statement of Policy

It is the Adviser’s policy to vote shares owned by clients that have delegated discretionary proxy voting authority to the Adviser in the best interest of the clients without regard to the interests of the Adviser or other related parties. For purposes of the Policy, the “best interests of clients” shall mean (unless with respect to a particular client, such client has otherwise specified) the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment (held by various clients or accounts) increase over time. The Adviser will accept directions from a client to vote the client’s proxies in a manner that may result in such client’s proxies being voted differently than the Adviser might vote proxies of other clients over which the Adviser has full discretionary proxy voting authority. The Adviser believes such client directions should be treated as customized proxy voting guidelines and this Policy does not generally apply to customized proxy voting guidelines.

It is the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, be made available to those clients that have delegated discretionary proxy voting authority to the Adviser. Specific disclosure requirements as to investment company clients, such as the series of ARK ETF Trust, are described in section IV hereof and in compliance policies and procedures for the relevant funds.1

II.	Procedures

Subject to the procedures set forth below, the Adviser’s portfolio managers maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.

A.	Use of Third Party Proxy Service

In connection with its responsibilities expressed herein, the Adviser has retained Broadridge Investor Communication Solutions, Inc. (“Proxy Agent”), a third-party service provider, to assist the Adviser in researching and voting proxies for its clients. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by Proxy Agent. Proxy Agent will provide research for each proxy and a recommendation as to how to vote on each issue based on the research of a third-party research provider (e.g., Glass, Lewis & Co., LLC) (“Research Provider”) with regard to the individual facts and circumstances of the proxy issue and the Research Provider’s application of its research findings to the Research Provider’s guidelines (“Guidelines”). Adviser will instruct the Proxy Agent to cast votes in accordance with the Research Provider’s recommendations (“Recommendation”) unless otherwise instructed by the Adviser as set forth below.

[1]	See, e.g., the Compliance Manual for ARK ETF Trust, section VI.C.

B.	Review of Recommendations

The Adviser’s portfolio managers (or other designated personnel) have the ultimate responsibility to accept or reject any Recommendation. Consequently, the portfolio managers or other appointed personnel are responsible for understanding and reviewing how proxies are voted for their clients, taking into account this Policy, the Guidelines and the best interest of the clients. A portfolio manager shall override the Recommendation if he/she does not believe that such Recommendation, based on all facts and circumstances, is in the best interests of the clients.

The Adviser may choose not to vote proxies under the following circumstances:

1.	if the effect on the clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant;

2.	if the cost of voting the proxy outweighs the possible benefit; or

3.	if a jurisdiction whose laws or regulations govern the voting of proxies with respect to the portfolio holding impose share blocking restrictions which prevent the Adviser from exercising its voting authority.

If for some other reason proxies are not voted for Clients, the Adviser and/or a third-party will conduct an analysis to review whether the lack of voting would have had a material impact on the outcome of the vote. The Adviser will memorialize the basis for any decision to override a Recommendation or to abstain from voting, including the resolution of any conflicts, as further discussed below.

C.	Addressing Material Conflicts of Interest

Prior to overriding a Recommendation, the portfolio manager (or other designated personnel) must memorialize the determination by filling out a Proxy Vote Override Form, attached as Exhibit A (or other document containing substantially the same information) and submit it to the Adviser’s Chief Compliance Officer (“CCO”) for determination as to whether a potential material conflict of interest exists between the Adviser and the clients on whose behalf the proxy is to be voted (“Material Conflict”). Portfolio managers have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:

1.	manages the issuer’s or proponent’s pension plan;

2.	administers the issuer’s or proponent’s employee benefit plan;

3.	provides brokerage, underwriting, insurance or banking services to the issuer or proponent; or

4.	manages money for an employee group.

Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:

1.	an executive of the issuer or proponent;

2.	a director of the issuer or proponent;

3.	a person who is a candidate to be a director of the issuer;

4.	a participant in the proxy contest; or

5.	a proponent of a proxy proposal.

Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser can create a Material Conflict.

Material Conflicts may exist when the Adviser manages a separate account, a fund or other collective investment vehicle that invests in affiliated funds. When the Adviser receives proxies in its capacity as a shareholder of an underlying fund, the Adviser will vote in accordance with the Recommendation. If the independent Proxy Agent does not provide a Recommendation, the Adviser then may address the conflict by “echoing” or “mirroring” the vote of the other shareholders in those underlying funds.

If the CCO determines that there is no potential Material Conflict, the portfolio manager may override the Recommendation and vote the proxy issue as he/she determines is in the best interest of clients. If the CCO determines that there exists or may exist a Material Conflict, the CCO will consider the facts and circumstances of the pending proxy vote and the potential or actual Material Conflict and make a determination as to how to vote the proxy – i.e., whether to permit or deny the override of the Recommendation, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients. In considering the proxy vote and potential Material Conflict, the CCO may consider the following factors:

1.	the percentage of outstanding securities of the issuer held on behalf of clients by the Adviser;

2.	the nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers;

3.	whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision;

4.	whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party; and

5.	whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

The Adviser may not abstain from voting any such proxy for the purpose of avoiding a potential conflict.

In the event the Research Provider has a conflict and thus, is unable to provide a Recommendation, the portfolio manager will make a voting recommendation and complete a Proxy Vote Override Form. The CCO will review the form and if the CCO determines that there is no potential Material Conflict, the portfolio manager may instruct the Proxy Agent to vote the proxy issue as he/she determines is in the best interest of clients. If the CCO determines that there exists or may exist a Material Conflict, the CCO will make a determination based on a consideration of the factors noted above.

D.	Lending

The Adviser will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. Currently, the Adviser does not participate in securities lending activities.

III.	Compliance Monitoring

The CCO will periodically review Proxy Agent reports of portfolio manager overrides to confirm that proper override and conflict checking procedures were followed.

IV.	Client Reporting

A.	General

The Adviser will provide a copy of this Policy and the Guidelines upon request from a client.

Each quarter, the Adviser will report to each client any proxy votes involving the client with respect to which the Adviser overrode the Recommendation, and will include a description of the reason for the override and whether such override involved a potential Material Conflict and the participation of the CCO.

The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio.

B.	Investment Company Clients

The Adviser will provide a copy of this Policy and the Guidelines, and any material amendments thereto, to the board of directors/trustees of a client that is a registered investment company, including the Board of Trustees of ARK ETF Trust.

With respect to proxies voted on behalf of a client that is a registered investment company, the Adviser will make available via the SEC’s EDGAR Form N-PX report of all proxies voted for such client for each twelve month period from July 1 to June 30 of the following year. The report will generally contain the following information:

1.	the name of the issuer of the security;

2.	the security’s exchange ticker symbol;

3.	the security’s CUSIP number;

4.	the shareholder meeting date;

5.	a brief identification of the matter voted on;

6.	whether the matter was proposed by the issuer or by a security holder;

7.	whether the Adviser cast a vote on the matter;

8.	how the Adviser voted; and

9.	whether the Adviser voted for or against management.

The Adviser will ensure that proper disclosure is made in each registered investment company client’s Statement of Additional Information describing the policies and procedures used to determine how to vote proxies relating to such client’s portfolio securities.

C.	Disclosure to Third Parties

Since the manner in which the Adviser votes proxies on behalf of its clients may be considered material non-public information, employees may not disclose the Adviser’s actual vote (until voting results are made public) or the Adviser’s voting intentions to any third party (except electronically to regulatory agencies) including, but not limited to, proxy solicitors, non-clients, and the media. The Adviser may communicate with other investors regarding a specific proposal but will not disclose its vote until such time as the subject issuer has publicly disclosed the voting results.

V.	Recordkeeping

Either the Adviser or the Proxy Agent, or both, as indicated below, will maintain the following records:

1.	a copy of this Policy (Adviser);

2.	a copy of the Guidelines (both);

3.	a copy of each proxy statement received by the Adviser regarding client securities (Proxy Agent);

4.	a record of each vote cast by the Adviser on behalf of a client (Proxy Agent);

5.	a copy of all documents created by the Adviser that were material to making a decision on the proxy voting (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Vote Override Forms and all supporting documents (Adviser); and

6.	a copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the Adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser)

Such records must be maintained for at least six years.

Green Alpha Advisors

Part 1: Management Proposals

Board of Directors

We seek boards that will effectively oversee management. We believe that diverse boards are a key component of effective oversight and governance.

Elect Directors

Withhold votes from all nominees if the board lacks an audit, compensation, or nominating committee.

Withhold votes from all male nominees if the board does not include at least two female directors; vote for female nominee(s), unless the female nominee(s) do not pass other Green Alpha director qualifications.

Withhold votes from all nominees if the board did not act to implement a policy requested by a shareholder proposal that received majority voting support in the prior two years.

Withhold votes from all nominees if the board adopted or renewed a poison pill without shareholder approval during the current or prior year.

Withhold votes from any non-independent or employee nominee who serves on the audit, compensation, or nominating committee.

Withhold votes from any non-independent nominee (excluding the CEO) if 50% or more of the directors are not independent.

Withhold votes from any nominee who serves on the compensation committee if ballot includes an equity incentive plan that does not exclude directors from eligibility.

Withhold votes from any nominee who serves on the compensation committee if named executive compensation is deemed to be excessive relative to revenues/net sales and earnings.

Withhold votes from any nominee who serves on the audit committee if the fees paid by the company for non-audit services in the prior fiscal year exceed 25% of the aggregate fees paid to the company’s outside auditor.

Withhold votes from any nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.

Approve Board Size

Vote against if the proposal reduces the board size and the company has cumulative voting.

Vote against if the proposed maximum board size is greater than 13 directors.

Vote against if the proposed minimum board size is less than 4 directors.

Give Board Authority to Set Board Size

Always vote against a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.

Removal of Directors

Vote against if the proposal limits the removal of directors to cases where there is legal cause.

Vote against if the proposal would allow for the removal of directors without cause.

No Shareholder Approval to Fill Vacancy

Always vote against a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

Approve Classified Board

Always vote against a management proposal to adopt a classified board.

Repeal Classified Board

Always vote for a management proposal to repeal classified board.

Adopt Director Liability Provision

Always vote against a management proposal to limit the liability of directors.

Capital Structures

Increase Authorized Common Stock

Vote against if the increase is intended for a stock split Vote against if the increase is an anti-takeover defense

Approve Common Stock Issuance

Vote against if the dilution represents more than 20 percent of current outstanding voting power before the stock issuance.

Vote against if the stock would be issued at a discount to the fair market value.

Vote against if the issued common stock has superior voting rights.

Approve Issuance or Exercise of Stock Warrants

Vote against if the warrants, when exercised, would exceed 20 percent of the outstanding voting power.

Authorize Preferred Stock

Vote against if the board has unlimited rights to set the terms and conditions of the shares.

Increase Authorized Preferred Stock

Vote against if the board has unlimited rights to set the terms and conditions of the shares.

Approve Issuance or Conversion of Preferred Stock

Vote against if the shares have voting rights superior to those of other shareholders.

Authorize Dual Class Stock

Vote against if the shares have inferior or superior voting rights.

Increase Authorized Dual Class Stock

Vote against if it will allow the company to issue additional shares with superior voting rights

Approve Stock Split

Always vote against a management proposal to approve a stock split

Approve Reverse Stock Split

Vote against if the company does not intend to proportionally reduce the number of authorized shares.

Changes to Corporate Structure

Approve Merger/Acquisition

Given the multitude of factors that influence a merger/acquisition and the material financial impact that M&A activity may have on a client’s portfolio, we must vote mergers/acquisitions on a case-by-case basis. As with any vote on a client’s behalf, our first and foremost consideration is the vote’s financial materiality for our clients. Rationale behind a specific merger/acquisition vote is available upon request by any Green Alpha client. Factors considered by the Investment Committee include, but are not limited to, the following:

•	Offer price versus Investment Committee’s valuation versus market price
•	Restrictions on or termination of share classes as a result of merger
•	Whether the clients’ shares will become subordinate as a result of the merger
•	Whether entity resulting from merger/acquisition will qualify as a Next Economy company

Vote against if the company's board did not obtain a fairness opinion from a professional third party.

Approve Reincorporation

Vote against if the proposal would reduce shareholder rights.

Approve Leveraged Buyout

Vote against if the company's board did not obtain a fairness opinion from a professional third party.

Eliminate Cumulative Voting

Always vote against a management proposal to eliminate cumulative voting.

Adopt Cumulative Voting

Always vote for a management proposal to adopt cumulative voting.

Takeover Defense Activity

Adopt Poison Pill

Vote against if the company has a classified board.

Vote against if the poison pill does not have a "sunset" provision.

Vote against if the poison pill does not have a TIDE provision. (Three-Year Independent Director Evaluation.)

Vote against if the poison pill trigger is less than 20%.

Eliminate Special Meeting

Always vote against a management proposal to eliminate shareholders’ right to call a special meeting.

Limit Special Meeting

Always vote against a management proposal to limit shareholders’ right to call a special meeting.

Restore Special Meeting

Always vote for a management proposal to restore shareholders’ right to call a special meeting.

Eliminate Written Consent

Always vote against a management proposal to eliminate shareholders’ right to act by written consent.

Limit Written Consent

Always vote against a management proposal to limit shareholders’ right to act by written consent.

Restore Written Consent

Always vote for a management proposal to restore shareholders’ right to act by written consent.

Adopt Supermajority Requirement

Always vote against a management proposal to establish a supermajority vote provision to approve merger or other business combination.

Amend Supermajority Requirement

Vote against if the amendment would increase the vote required to approve the transaction.

Vote against if the amendment increases the vote requirement above 50% of the outstanding shares.

Eliminate Supermajority Requirement

Always vote for a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.

Adopt Supermajority Lock-In

Always vote against a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

Amend Supermajority Lock-In

Vote against if the changes would increase the vote requirement above 50% of the outstanding shares.

Vote against if the changes would result in a complete Lock-In on all of the charter and bylaw provisions.

Eliminate Supermajority Lock-In

Always vote for a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

Adopt Fair Price Provision

Always vote for a management proposal that establishes a fair price provision.

Repeal Fair Price Provision

Always vote against a management proposal to repeal a fair price provision.

Adopt Anti-Greenmail Provision

Always vote for a management proposal to limit the payment of greenmail.

Adopt Advance Notice Requirement

Always vote against a management proposal to adopt advance notice requirements.

Opt Out of State Takeover Law

Always vote against a management proposal seeking to opt out of a state takeover statutory provision.

Opt Into State Takeover Law

Always vote for a management proposal seeking to opt into a state takeover statutory provision.

Compensation & Incentive Plans

Approve, on an Advisory Basis, Named Executive Officer Compensation

Vote against if named executive compensation is deemed to be excessive relative to revenues/net sales and earnings, or proxy materials are limited in scope and analysis.

Vote for if named executive compensation is reasonable given current company incentive programs and recent achievements.

Vote against if any non-independent director serves on compensation committee.

Recommend, on an Advisory Basis, the Frequency of the Stockholder Vote to Approve Executive Compensation

Always vote 1 year when frequency of stockholder vote to approve executive compensation is proposed.

Adopt Long-Term (Stock) Incentive Plan

Vote against if the plan dilution is more than 10%.

Vote against if the plan does not explicitly exclude non-employee directors from eligibility.

Vote against if the plan allows the plan administrators to reprice or replace underwater options.

Vote against if the plan allows non-qualified options to be priced at less than 80% of the fair market value on the grant date.

Vote against if the plan has a share replenishment feature (evergreen plan) – that is, it adds a specified number or percentage of outstanding shares for awards each year.

Vote against if the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as award other than options.

Vote against if the plan permits the award of time-lapsing restricted stock that fully vest in less than 3 years.

Vote against if the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.

Vote against if the proposed plan allows the plan administrator to provide loans to exercise awards.

Vote against if the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.

Vote against if the proposed plan allows the plan administrator to grant reloaded stock options.

Vote against if the company authorized the repricing or replacement of underwater options without shareholder approval within the past three years.

Vote against if the company does not expense stock options.

Vote against if the minimum vesting period for options granted under it is less than 3 years.

Amend Long-Term (Stock) Incentive Plan

Vote against if the amendment allows options to be priced at less than 80% fair market value on the grant date.

Vote against if the plan does not explicitly exclude non-employee directors from eligibility.

Vote against if the amendment allows the plan administrator to reprice or replace underwater options.

Vote against if the amendment extends post-retirement exercise period of outstanding options.

Vote against if the amendment enhances existing change-in-control features or adds change-in-control provisions to the plan.

Vote against if the amendment adds time-lapsing restricted stock awards that fully vest in less than 3 years.

Vote against if the amendment allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.

Add Shares to Long-Term (Stock) Incentive Plan

Vote against if the dilution is more than 10%.

Vote against if the plan does not explicitly exclude non-employee directors from eligibility.

Vote against if the plan allows the plan administrators to reprice or replace underwater options.

Vote against if the plan allows non-qualified options to be priced at less than 80% of the fair market value on the grant date.

Vote against if the plan has a share replenishment feature (evergreen plan) – that is, it adds a specified number or percentage of outstanding shares for award each year.

Vote against if the plan does not set a limit on the number of shares that can be granted as awards other than options.

Vote against if the plan permits the award of time-lapsing restricted stock that fully vest in less than 3 years.

Vote against if the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.

Vote against if the proposed plan allows the plan administrator to provide loans to exercise awards.

Vote against if the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.

Vote against if the proposed plan allows the plan administrator to grant reloaded stock options.

Vote against if the company does not expense stock options.

Vote against if the minimum vesting period for options granted under it is less than 3 years.

Extend Term of Stock Incentive Plan

Vote against if the non-employee directors are eligible to receive awards under the plan.

Vote against if the compensation committee is not fully independent.

Vote against if the plan allows the plan administrators to reprice or replace underwater options.

Vote against if the plan allows non-qualified options to be priced at less than 80% of the fair market value on the grant date.

Vote against if the plan allows for multiple awards and does not set a limit on the number of shares that can be granted as awards other than options.

Vote against if the plan permits the award of time-lapsing restricted stock that fully vest in less than 3 years.

Vote against if the proposed plan allows for the accelerated vesting of awards upon shareholder approval of a merger or similar business transaction.

Vote against if the proposed plan allows the plan administrator to provide loans to exercise awards.

Vote against if the proposed plan allows the plan administrator to accelerate the vesting requirements of outstanding awards.

Vote against if the proposed plan allows the plan administrator to grant reloaded stock options.

Vote against if the company authorized the repricing or replacement of underwater options without shareholder approval within the past three years.

Vote against if the company does not expense stock options.

Vote against if the minimum vesting period for options granted under it is less than 3 years.

Adopt Director Stock Incentive Plan

Always vote against a management proposal to adopt a stock incentive plan for non-employee directors.

Amend Director Stock Incentive Plan

Vote against if the amendment increases the size of the option awards.

Vote against if the amendment would make the plan an omnibus plan that authorizes 5 or more types of awards or gives the compensation committee discretion to issue a wide range of stock-based awards.

Vote against if the amendment would permit the granting of non-formula, discretionary awards.

Vote against if the amendment would provide an incentive to receive shares instead of cash.

Vote against if the amendment adds time-lapsing restricted stock awards that fully vest in less than 3 years.

Add Shares to Director Stock Incentive Plan

Always vote against a management proposal to add shares to a stock incentive plan for non-employee directors.

Adopt Director Stock Award Plan

Always vote against a management proposal to adopt a stock award plan for non-employee directors.

Amend Director Stock Award Plan

Vote against if the amendment increases the award size.

Vote against if the amendment adds time-lapsing restricted stock that vest in less than 3 years.

Vote against if the amendment would permit the granting of non-formula, discretionary awards.

Vote against if the proposed amendment would include an incentive to receive shares instead of cash.

Add Shares to Director Stock Award Plan

Always vote against a management proposal to add shares to a stock award plan for non-employee directors.

Adopt Employee Stock Purchase Plan

Vote against if the proposed plan allows employees to purchase stock at less than 80% of the stock’s fair market value.

Vote against if the equity dilution is more than 10%.

Amend Employee Stock Purchase Plan

Vote against if the proposal allows employees to purchase stock at prices of less than 80% of the stock’s fair market value.

Add Shares to Employee Stock Purchase Plan

Vote against if the proposal allows employees to purchase stock at prices of less than 80% of the stock’s fair market value.

Approve Short Term (Bonus) Incentive Plan

Vote against if the maximum per-employee payout is not disclosed.

Vote against if the performance criteria is not disclosed.

Approve Savings Plan

Always vote for a management proposal to adopt a savings plan.

Approve Option/Stock Awards

Vote against if the option/stock award is priced less than 80% of the fair market value on the grant date.

Vote against if the award is time-lapsing stock that fully vest in less than 3 years.

Vote against if the option/stock award is unrestricted shares.

Vote against if the option is not premium-priced or indexed, or does not vest based on future performance.

Adopt Deferred Compensation Plan

Vote against a management proposal to adopt a deferred compensation plan for non-employee directors.

Other Management Proposals

Ratify Selection of Auditors

Vote against if the non-audit, non-tax services (i.e., “other fees”) exceed 25% of total fees.

Approve Employment Agreements

Always vote for a management proposal to approve an employment agreement or contract.

Approve Non-Technical Charter Amendments

Vote against if an amendment would have the effect of reducing shareholders’ rights.

Approve Non-Technical Bylaw Amendments

Vote against if an amendment would have the effect of reducing shareholders’ rights.

Part 2: Shareholder Proposals

Board of Directors & Governance

Adopt Confidential Voting

Always vote for a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.

Counting Shareholder Votes

Always vote for a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.

No Discretionary Voting

Always vote for a shareholder proposal to eliminate the company’s discretion to vote unmarked proxy ballots.

Equal Access to the Proxy

Always vote for a shareholder proposal to provide equal access to the proxy materials for shareholders.

Improve Meeting Reports

Always vote for a shareholder proposal to improve annual meeting reports.

Board Inclusiveness

Always vote for a shareholder proposal asking the board to include more women and minorities as directors.

Increase Board Independence

Always vote for a shareholder proposal seeking to increase board independence.

Minimum Stock Ownership by Directors

Always vote for a shareholder proposal to require minimum stock ownership by directors.

Allow Union/Employee Representatives on the Board

Always vote for a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.

Directors' Role in Corporate Strategy

Always vote for a shareholder proposal seeking to increase disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan.

Increase Nominating Committee Independence

Always vote for a shareholder proposal to increase the independence of the nominating committee.

Increase Compensation Committee Independence

Always vote for a shareholder proposal to increase the independence of the compensation committee.

Increase Audit Committee Independence

Always vote for a shareholder proposal to increase the independence of the audit committee.

Increase Key Committee Independence

Always vote for a shareholder proposal to increase the independence of key committees.

Create Nominating Committee

Always vote for a shareholder proposal to create a nominating committee of the board.

Create Shareholder Committee

Always vote for a shareholder proposal urging the creation of a shareholder committee.

Independent Board Chairman

Always vote for a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.

Lead Director

Always vote for a shareholder proposal asking that a lead director be chosen from among the ranks of non-employee directors.

Adopt Cumulative Voting

Always vote for a shareholder proposal calling for the adoption of cumulative voting.

Require Nominee Statement in Proxy

Always vote for a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.

Double Board Nominees

Always vote for a shareholder proposal to nominate two director candidates for each open board seat.

Director Liability

Always vote for a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect.

Repeal Classified Board

Always vote for a shareholder proposal to repeal a classified board.

Auditors

Shareholder Approval of Auditors

Always vote for a shareholder proposal calling for stockholder ratification of auditors.

Auditors Must Attend Annual Meeting

Always vote for a shareholder proposal calling for the auditors to attend the annual meeting.

Limit Consulting by Auditors

Always vote for a shareholder proposal calling for limiting consulting by auditors.

Takeover Defense Activity

Redeem or Vote on Poison Pill

Always vote for a shareholder proposal asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan.

Eliminate Supermajority Provision

Always vote for a shareholder proposal that seeks to eliminate supermajority provisions.

Reduce Supermajority Provision

Always vote for a shareholder proposal that seeks to reduce supermajority provisions.

Restore Right to Call a Special Meeting

Always vote for a shareholder proposal to restore shareholders’ right to call a special meeting.

Restore Right to Act by Written Consent

Always vote for a shareholder proposal to restore shareholders’ right to act by written consent.

Prohibit Targeted Share Placement

Always vote for a shareholder proposal to limit the board’s discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.

Opt Out of State Takeover Statute

Always vote for a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.

Reincorporation

Vote against if the new state has stronger anti-takeover provisions.

Adopt Anti-Greenmail Provision

Always vote for a shareholder proposal to limit greenmail payments.

Compensation & Incentive Plans

Restrict Executive Compensation

Vote against if the proposal limits executive pay without linking compensation to financial performance.

Disclose Executive Compensation

Always vote for a shareholder proposal to enhance the disclosure of executive compensation.

Restrict Director Compensation

Always vote for a shareholder proposal to restrict director compensation.

Pay Directors in Stock

Vote against if the resolution would require directors to receive their entire compensation in the form of company stock.

Approve Executive Compensation

Always vote for a shareholder proposal calling for shareholder votes on executive pay.

Restrict Director Pensions

Always vote for a shareholder proposal calling for the termination of director retirement plans.

Review/Report on/Link Executive Pay to Social Performance

Always vote for a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.

No Repricing of Underwater Options

Always vote for a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.

Golden Parachutes

Always vote for a shareholder proposal calling for a ban on excessive golden parachutes. Always vote for a shareholder proposal calling for a shareholder vote on future golden parachutes.

Award Performance-Based Stock Options

Always vote for a shareholder proposal seeking to award performance-based stock options.

Expense Stock Options

Always vote for a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement.

Create Compensation Committee

Always vote for a shareholder proposal to create a compensation committee.

Hire Independent Compensation Consultant

Always vote for a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.

Corporate Influence

Review Charitable Giving Policy

Vote against if the company has a well-managed program or the proposal will be unduly burdensome.

Review Political Spending

Always vote for a shareholder proposal that asks the company to increase disclosure of political spending and activities.

Disclose Prior Government Service

Always vote for a shareholder proposal requesting disclosure of company executives' prior government service.

Affirm Political Nonpartisanship

Always vote for a shareholder proposal requesting affirmation of political nonpartisanship.

Environmental Issues

Review Nuclear Facility/Waste

Always vote for a shareholder proposal that asks the company to review or report on nuclear facilities or nuclear waste.

Review Energy Efficiency & Renewables

Always vote for a shareholder proposal that asks the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency.

Endorse Ceres Principles

Always vote for a shareholder proposal that asks management to endorse the Ceres principles.

Control Generation of Pollutants

Always vote for a shareholder proposal that asks the company to control generation of pollutant(s).

Report on Environmental Impact or Plans

Always vote for a shareholder proposal that asks the company to report on its environmental impact or plans.

Report or Take Action on Climate Change

Always vote for a shareholder proposal that asks management to report or take action on climate change.

Review Genetic Engineering

Always vote for a shareholder proposal that asks management to report on or label bioengineered products.

Preserve/Report on Natural Habitat

Always vote for a shareholder proposal that asks the company to preserve natural habitat.

Report on Sustainability

Always vote for a shareholder proposal requesting reports on sustainability.

Human Rights, Labor, & Social Issues

Develop/Report on Human Rights Policy

Always vote for a shareholder proposal that asks the company to develop or report on human rights policies.

Review Operations' Impact on Local Groups

Always vote for a shareholder proposal that asks the company to review its operations’ impact on local groups.

China-No Use of Forced Labor

Always vote for a shareholder proposal that asks management to certify that company operations are free of forced labor.

China-Adopt Code of Conduct

Always vote for a shareholder proposal that asks management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

Report on EEOP

Always vote for a shareholder proposal that asks management to report on the company's affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company.

Drop Sexual Orientation from EEOP

Always vote against a shareholder proposal that asks management to drop sexual orientation from EEO policy.

Adopt Sexual Orientation Anti-Bias Policy

Always vote for a shareholder proposal that asks management to adopt a sexual orientation non-discrimination policy.

Review Foreign Work Force Conditions

Always vote for a shareholder proposal that asks management to report on or review foreign operations.

Adopt Standards for Foreign Operations

Always vote for a shareholder proposal that asks management to adopt standards for Mexican operations.

Review or Implement MacBride Principles

Always vote for a shareholder proposal that asks management to review or implement the MacBride principles.

Urge MacBride on Contractor/Franchisee

Always vote for a shareholder proposal that asks the company to encourage its contractors and franchisees to implement the MacBride principles.

Review Global Labor Practices

Always vote for a shareholder proposal that asks management to report on or review its global labor practices or those of their contractors.

Monitor/Adopt ILO Conventions

Always vote for a shareholder proposal that asks management to adopt, implement or enforce a global workplace code of conduct based on the International Labor Organization's (ILO) core labor conventions.

Military Involvement

Review Foreign Military Sales

Always vote for a shareholder proposal that asks management to report on the company’s foreign military sales or foreign offset activities.

Review Military Contracting Criteria

Always vote for a shareholder proposal that asks management to develop social, economic and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts.

Review Economic Conversion

Always vote for a shareholder proposal that asks management to create a plan for converting the company’s facilities that are dependent on defense contracts toward production for commercial markets.

Review Space Weapons

Always vote for a shareholder proposal that asks management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems.

Limit or End Nuclear Weapons Production

Always vote for a shareholder proposal that asks management to limit or end nuclear weapons production.

Review Nuclear Weapons Production

Always vote for a shareholder proposal that asks management to review nuclear weapons production.

Other Shareholder Proposals

Review Developing Country Debt

Always vote for a shareholder proposal asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings.

Review Social Impact of Financial Ventures

Always vote for a shareholder proposal that requests a company to assess the environmental, public health, human rights, labor rights or other socioeconomic impacts of its credit decisions.

Review Fair Lending Policy

Always vote for a shareholder proposal requesting reports and/or reviews of plans and/or policies on fair lending practices.

Review Plant Closings

Always vote for a shareholder proposal that asks the company to establish committees to consider issues related to facilities closure and relocation of work.

Review or Promote Animal Welfare

Always vote for a shareholder proposal that asks management to review or promote animal welfare.

Review Drug Pricing or Distribution

Always vote for a shareholder proposal that asks the company to report or take action on pharmaceutical drug pricing or distribution.

Restore Preemptive Rights

Always vote for a shareholder proposal to restore preemptive rights.

Study Sale or Spin-Off

Always vote for a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.

KBI Global Investors

It is our policy to use proxy voting for all portfolios and for all votes, other than where we are not given this authority by our client, or in countries or for companies where voting is impossible or exceptionally difficult for logistical reasons.

External service provider:

We have taken the decision to use the services of an outsourced provider, Institutional Shareholder Services Ltd (ISS), a leading provider of proxy voting advice and administrative services, to assist us with this activity given their expertise in this area.

Voting recommendations and policy guidelines

ISS provide voting recommendations to us, based on a pre-agreed set of policy guidelines which is reviewed at least annually. We currently use “Sustainability” set of voting guidelines, developed specifically to at least meet the standards consistent with the United Nations Principles for Responsible Investment (UNPRI).

The ISS Sustainability policy research approach includes employing the use of ESG risk indicators to identify moderate to severe ESG risk factors at public companies, and holding culpable board members accountable for failure to sufficiently oversee, manage, or guard against material ESG risks. The ESG risk indicators cover several topics including the environment, human rights and impacts of business activities on local communities, labour rights and supply chain risks, consumer product safety, bribery and corruption, and governance & risk oversight failures.

The voting guidelines have a particular focus on transparency and reporting, and we generally support shareholder initiatives insofar as they request enhanced transparency on ESG issues.

Key policy highlights include:

• Board competence, performance – including on ESG topics and independence

• Alignment of pay and performance, presence of problematic compensation practices, shareholder value transfer

• Support, generally, for shareholder proposals advocating ESG disclosure or universal norms/codes of conduct. (In 2015, as an example, the policy guidelines resulted in recommendations to support 81% of such shareholder proposals for US S&P 500 stocks).

ISS informs our Portfolio Managers in good time of its voting recommendation. The Portfolio Managers have the authority to challenge the ISS recommendations on specific issues when they believe it is in the best interest of clients to do so. Such challenge is brought to the Proxy Voting Committee (see below).

Retention of client discretion over voting

The obligation to vote client proxies shall rest with our clients in certain cases, notwithstanding our discretionary authority to make investment decisions on behalf of our clients, and we will not exercise proxy voting authority over these accounts. Clients shall in no way be precluded from contacting us for advice or information about a particular proxy vote. However, we shall not be deemed to have proxy voting authority solely as a result of providing such advice to Clients.

Should we inadvertently receive proxy information for a security held in a client’s account over which we do not maintain proxy voting authority, we will immediately forward such information to the client, but will not take any further action with respect to the voting of such proxy.

Records and disclosure

ISS is responsible for tracking all our proxies, voting in line with the ISS Sustainability policy and has direct feeds from client custodians.

The Responsible Investing Committee is responsible for monitoring ISS to ensure that proxies are properly voted in line with the policy, in a timely manner and that appropriate records are being retained.

A record of all proxy votes and information relevant to such votes is maintained by ISS and we report quarterly, on our public website, on proxy voting activity. The report includes a summary of voting activity, such as the percentage of all votes where we voted against management, but also lists every ballot voted including the management recommendation and our voting instruction.

Notification to investee companies

On request from a company, either before or after the vote, we will provide an explanation to a company of our voting decision. Where we are already involved in Engagement, or about to commence Engagement, we may choose to pro-actively inform a company of our voting decision, before the time of the vote, with the intention that this might influence the company’s own decision- making process.

Recall of stock on loan

For some KBI fund vehicles and strategies we engage in stock lending. Where applicable, the Portfolio Managers receive a weekly report listing all forthcoming company meetings where stock is on loan. They then make a decision to recall, or not, the stock in order to vote. Sufficient advance notice of forthcoming meetings is given to enable the stock to be recalled in good time to vote. The decision to recall stock, or not, is made in the best interests of clients and investors at all times, and will take account of whether the vote is likely to be controversial or closely contended, whether we are material shareholders in the company, the shareholding structure of the company, the strength of our views on the issue in question and whether it would strengthen our case in an Engagement context to maximise our voting power, and the loss of income to investors that would result.

Role of the Proxy Voting Committee

The Committee consists of four members who are knowledgeable about the investment objectives, strategies and portfolio holdings of the funds we manage or advise:

•	Chief Investment Officer
•	Chief Compliance Officer
•	ESG Screening analyst
•	Head of Responsible Investing

Other relevant staff may attend meetings to discuss issues of relevance to them or where they have particular expertise or knowledge, but they are not voting members.

The Proxy Voting Committee is a sub-committee of the Responsible Investing committee and is chaired by the Chief Investment Officer or in his absence, the Chief Compliance Officer.

It has the following responsibilities

1. Adjudicating on proxy votes where the Portfolio Manager challenges the ISS recommendation and on any other non-routine or controversial votes that may be referred to the Committee by a Portfolio Manager or the Chief Investment Officer or Chief Compliance Officer.

2. Dealing with conflicts of interest between our firm and the portfolios that we manage or the issuers of securities owned by the portfolio such as they may arise in the proxy voting context from significant business, personal or family relationships.

The Committee will vote proxies consistent with the voting guidelines that are in force at the time of the decision (i.e. the voting guidelines agreed with ISS, our service provider), having particular regard to the United Nations Principles for Responsible Investment.

If more than one portfolio owns the same security to be voted, the Committee shall have regard for same, recognising that differences in portfolio investment objectives and strategies may produce different results.

In addition, there may be instances where the Portfolio Managers may wish to vote differently for proxies held by more than one product group. The Chief Compliance Officer shall review all such votes to determine that there are no conflicts of interest with regards to such votes. We maintain documentation of the reason and basis for any such votes.

We may opt to abstain from voting if deemed that abstinence is in clients’ best interests. For example, we may be unable to vote securities that have been lent by the custodian, or where voting would restrict the sale of securities.

At any time the Committee may seek the advice of ISS or counsel or retain outside consultants to assist in its deliberations.

Conflicts of Interest

An attempt will be made to identify all potential conflicts of interest that exist between our interests and those of our clients. We realise that due to the difficulty of predicting and identifying all material conflicts, we must also rely on employees to notify the Compliance & Risk Control Unit of any material conflicts that could influence the proxy voting process. To mitigate these conflicts, ISS is an independent source of voting recommendations.

We are aware that any external provider of proxy voting advisory services may potentially have conflicts of interest. The Responsible Investing Committee as part of its remit assesses the advisor’s conflict of interest policy, and the implementation of that policy, and may terminate or amend the contract with the provider if either is deemed to be unsatisfactory.

Potential ownership conflicts

As this firm is majority owned by Amundi s.a., a company listed on the French stock market, a potential conflict of interest could arise in the exercise of proxies for that company. For this reason, the Proxy Voting committee will have particularly strong regard for the recommendation of ISS when considering a contested/controversial proxy vote in the case of our parent company.

RBC Global Asset Management

Introduction

Proxy Voting Policy

As an asset manager, RBC Global Asset Management has an obligation to act in the best interests of the accounts that it manages, including segregated client accounts and investment funds. This responsibility includes exercising the voting rights attached to securities in the portfolio of each account. It is our policy to exercise the voting rights of the accounts we manage in the best interests of the portfolio and with a view to enhancing the long-term value of the securities held.

Enhancing Governance

We are satisfied that investments in issuers that have more transparent disclosure and more effective governance generally yield better results. We believe that we can help to protect and enhance the longterm value of our clients’ investments through our support of organizations that work to promote good governance, through direct or indirect engagement with issuers, and by communicating with an issuer’s management through the exercise of voting rights.

Proxy Voting Issues

Issuers’ proxies most frequently contain management proposals to elect directors, to appoint auditors, to adopt or amend compensation plans, and to amend the capitalization of the issuer. A security holder’s ability to clearly communicate with the management of an issuer using these few tools is limited. We encourage issuers and their boards of directors to consider and adopt recognized best practices in governance and disclosure.

A decision to invest in an issuer is based in part on the quality of an issuer’s disclosure, the performance of its management and its corporate governance practices. Since a decision to invest is generally an endorsement of management of the issuer, we will usually vote with management on routine matters. When considering the election of directors, we will consider the board’s past course of action and any plans to improve governance and disclosure. We will be particularly concerned with any management proposal having financial implications for the issuer or the potential to adversely impact investment value.

Proxies may also contain shareholder proposals requesting a change in the policies and practices of management. Where those proposals align with our views and have not been adequately addressed by management, we will support them.

In order to discharge our obligations under this policy, we access and utilize research on management performance and corporate governance issues drawn from asset manager and analyst due diligence and we consider the detailed analysis and voting recommendations provided by leading independent research firms. We also participate as a member in organizations such as the Canadian Coalition for Good Governance, the Council of Institutional Investors, the International Corporate Governance Network and the Responsible Investment Association.

Securities Lending

Some RBC GAM funds participate in securities lending programs. In order to allow for proxy voting for securities that have been loaned by these funds, we will recall all of these securities in North America on or before the record date to ensure vote eligibility. For loaned shares outside of North America, we will recall all of the securities of an issuer where we manage at least 1% of the outstanding shares of that issuer or there is a significant voting issue where RBC GAM’s position could impact the result.

Proxy Voting Guidelines

Through our internal expertise and resources and leading independent research firms, we have established these Proxy Voting Guidelines (the “Guidelines”) to govern the exercise of our voting rights. We review and update our Guidelines on an ongoing basis as corporate governance best practices evolve.

Our Guidelines are published for the information of our clients and to assist issuers in understanding the message we have sent or intend to send through the exercise of proxy voting rights.

While we will generally vote proxies in accordance with the Guidelines, there may be circumstances where we believe it is in the best interests of a client for us to vote differently than as contemplated by the Guidelines, or to withhold a vote or abstain from voting.

In the event of a perceived or actual conflict of interest involving the exercise of proxy voting rights, we follow procedures to ensure that a proxy is exercised in accordance with our Guidelines, uninfluenced by considerations other than the best interests of our clients.

The Guidelines are applied in Canada, the United States, the United Kingdom, Ireland, Australia and New Zealand. In all other markets, RBC GAM utilizes the local proxy voting guidelines of a research provider. It should be noted that the Guidelines may not specifically address each voting issue that may be encountered. In these cases, RBC GAM will generally follow the research provider’s local proxy voting guidelines, after reviewing and agreeing with their implementation. In all cases, RBC GAM reviews each meeting and proposal to ensure votes are submitted in the best interests of our clients. RBC GAM has the ability to override the recommended votes of the aforementioned research provider in the event the recommended votes would not be in the best interests of our clients.

Board of Directors

The board of directors of a corporation must act in the best interests of that corporation. The board engages the services of a management team to ensure the corporation’s long-term success. The board’s key functions are to approve direction of corporate strategy, supervise risk management, and evaluate the performance of the company and of management. Overall, the board is responsible for determining, implementing, and maintaining a culture of integrity and ethical behaviour.

In order to be effective in representing the interests of security holders, the board should reflect the criteria outlined below. If these criteria are met, then we will generally vote in favour of the election of directors proposed by management. We will also support shareholder proposals seeking to implement these criteria.

Independence of the Board of Directors

Ideally, the board should be composed of a substantial majority of independent directors.

An independent director shall be independent of management and free from any interest or relationship that could interfere with the director’s ability to act in the best interests of the corporation and its shareholders. A director who is not independent will be considered to be independent three years after the termination of the relationship or interest that caused the director’s independence to be compromised. However, a former CEO or CFO of the company will not be considered independent until five years after their employment with the company ends.

For directors who are also major shareholders (defined as a person who controls 5% or more of the equity or voting rights of the company), independence will be assessed on a case-by-case basis. However, if these directors hold stock that has disproportionate voting rights, they will not be considered to be independent.

We will consider proposals to adopt a stricter definition of independence on a case-by-case basis and in doing so will consider the current independence of the board as well as local legal and regulatory requirements.

We will generally support proposals requesting that the company provide expanded disclosure of potential conflicts of interest regarding directors.

Voting Guideline

We will generally not support directors who are not independent if the proposed board is composed of less than a two-thirds majority of independent directors.

We will generally support proposals that limit employees of the company sitting on the board to the CEO only.

Independence of the Chair

It is a matter of good governance practice that an independent director be appointed to the position of chair of the board of directors. An independent chair is one of the primary mechanisms by which board independence is maintained.

Voting Guideline

We will generally not support a non-independent director if he or she is also chair (or will become chair upon becoming a director) unless an independent director is appointed as a lead director and an independent corporate governance committee exists.

Executive Chair

In some instances a company may appoint an individual to be an “executive chair” of the board although another individual has been appointed board chair. An executive chair can present both corporate governance and compensation concerns for shareholders. To address the corporate governance concerns, the company should disclose the role of the executive chair in detail and explain to shareholders why having an executive chair is an appropriate corporate governance practice.

Compensation arrangements for an executive chair are of particular concern and should be assessed in the context of director compensation rather than executive compensation practices. We are particularly concerned when the executive chair role appears to have been created to provide ongoing generous compensation to a retired CEO or founder of the company.

Voting Guideline

We will review all executive chair compensation arrangements on a case-by-case basis but may withhold/vote against the executive chair if the executive chair’s total compensation is more than two times that of the highest paid independent director sitting on the board.

We will generally support shareholder proposals that ask for enhanced disclosure of the responsibilities of the executive chair, and full disclosure of the compensation structure for the role.

Risk Management

One of the primary responsibilities of the board is to understand the risks facing the company and to ensure that management has put in place appropriate measures to identify, monitor and manage those risks. While initial responsibility for risk management may be delegated to a committee of the board, it is ultimately the responsibility of the entire board.

Proper succession planning is also an important responsibility of senior management and the board, particularly when it comes to identifying candidates for the CEO role. Companies and boards should have a robust succession planning process and fully disclose to shareholders the process to ensure that the company follows that process.

Voting Guideline

Proposals to establish a risk committee of the board will be assessed on a case-by-case basis. These proposals will be assessed in the context of the risk profile of the company and how effectively those risks are being managed.

Board Size

The number of directors on a board can be an important factor in board effectiveness. The board should be large enough to adequately perform its responsibilities without being so large that it becomes cumbersome. In general, boards should have between 5 and 15 directors, but the appropriate number of directors will vary with the size and nature of the corporation.

Voting Guideline

Where the number of directors is outside this range of 5 – 15 directors we will vote against approval of the number of directors on the board if we believe that board effectiveness has been compromised.

Committees of the Board

Committees have become accepted mechanisms of corporate governance. Corporations of a sufficient size should, at a minimum, include the following committees of the board:

▪ Audit Committee: The audit committee should be responsible for ensuring the accurate accounting and reporting of the company’s financial performance, ensuring that adequate internal control measures exist, and overseeing the annual external audit of the corporation. Members should have relevant experience.

▪ Corporate Governance Committee: The corporate governance committee should be responsible for the oversight of the governance of the corporation.

▪ Compensation Committee: This committee should be responsible for the direction and oversight of the company’s executive compensation program and for regularly evaluating the performance of senior management.

▪ Nominating Committee: The nominating committee should identify the board’s need for new or additional directors and skill sets, and then recruit, nominate and orientate new directors. The committee should also assess the need for certain skills on the board that may be lacking.

The chair and committee members should all be independent directors.

Voting Guideline

For most companies, we will not support non-independent board members who sit on, or chair, any of the above committees.

We will generally support proposals to prohibit CEOs of other listed companies from sitting on the compensation committee.

For small companies, we will not support non-independent board members who sit on, or chair, the audit committee. For the compensation, nominating and corporate governance committees, a majority of the members and the chair should be independent.

We will not necessarily vote against the board for failing to establish any or all of the above committees, but will actively encourage the board to establish them. We will support proposals to establish any or all of the above committees.

We will generally support proposals that encourage boards and management to adopt short and long-term succession planning policies for all levels of senior management, including the CEO, and to and fully disclose those policies to shareholders.

Majority Voting

It is a fundamental right of shareholders to have an effective ability to vote directors both on and off the board. Plurality voting does not respect this basic right. Companies should adopt policies to ensure that directors are elected to the board using a majority vote system whereby directors who do not receive a majority of the votes cast in their favour are required to submit their resignation to the board. Barring exceptional circumstances, that resignation should be accepted by the board. “Exceptional circumstances” would be truly rare and in general, would only arise if the board needed additional time to replace the distinct expertise of that director. In no circumstances should a director who failed to receive a majority of votes in their favour be allowed to remain on the board indefinitely.

Voting Guideline

We will generally support proposals that call for the adoption of a majority vote system for the election of directors in non-contested director elections.

Where a director fails to receive majority support in a director election and continues to sit on the board, and the board fails to provide a valid time-limited reason for this, we will generally withhold votes from the director in question, all directors who sit on the nominating and governance committees, and the chair of the board for as long as that director continues to sit on the board.

Cumulative Voting

There are valid arguments for and against cumulative voting. It can ensure an independent voice on an unresponsive board, or it can allow a small group of shareholders to promote their own agenda.

Voting Guideline

We will generally vote against cumulative voting proposals, unless there is a clear and demonstrated need for cumulative voting.

Staggered Boards

The annual election of all directors is an effective way to ensure that shareholders can change the composition or control of the board, especially during periods of deteriorating corporate or board performance. We believe that the annual election of all directors best serves the interest of shareholders.

Voting Guideline

We will not support a proposal for the introduction of staggered terms.

We will not necessarily vote against a slate of directors simply because the board uses staggered terms.

We will support a proposal to eliminate staggered terms or to introduce the annual election of directors.

Director Attendance

Directors should be able to commit sufficient time and energy to carry out their duties in an effective manner. While attendance at board and committee meetings is not the only measure of director performance, poor attendance makes it difficult for directors to carry out their responsibilities effectively.

Voting Guideline

We will generally not support existing directors if they have attended less than 75% of the board and committee meetings in aggregate, unless there are extenuating circumstances.

Overboarding

Serving as a director of a public company requires a significant commitment in time and effort. If directors sit on an excessive number of boards it can compromise their ability to serve effectively.

Voting Guideline

We will generally withhold votes from directors who sit on more than five boards or, in the case of current CEOs, more than two boards (their own board plus one other)1.

Director Liability and Indemnification

We recognize that in order to build and maintain a qualified board it may be necessary for the company to have a policy limiting the liability of directors and provide them with an indemnity. However, these policies should only apply when directors are acting honestly, in good faith and in the best interests of the corporation. If the director acts dishonestly, the indemnification should not apply.

Voting Guideline

When considering proposals to eliminate or limit the personal liability of the directors, RBC GAM will consider:

▪	the performance of the board

▪	the independence of the board and its key committees

▪	whether or not the company has anti-takeover devices in place

If the above factors are favourable, we will generally support liability-limiting proposals to indemnify directors against legal costs provided they have acted honestly and in good faith and provided the company persuasively argues that it is necessary to attract and retain directors.

We will also generally support proposals seeking personal liability for directors as a result of fiduciary breaches arising from gross negligence. We will generally oppose proposals for indemnification when they seek to insulate directors from actions they have already taken or if litigation is pending.

Tenure of Directors

We consider board renewal and diversity as an important component of overall board effectiveness. In order to facilitate the board renewal process, we strongly encourage boards to consider the tenure of individual directors as well as the range of tenures throughout the board as part of the annual board assessment.

Voting Guideline

We will evaluate shareholder proposals to introduce term limits and/or age limits for directors on a case-bycase basis.

We will assess the independence of all directors annually regardless of length of service.

Performance Evaluation of Directors and Board

A board must evaluate its own performance, which presents a conflict of interest. We believe that the best way to deal with this conflict is for the board to adopt its own statement of principles and guidelines to evaluate the performance of directors and the effectiveness of the board. The board should prepare annual evaluations based on these principles and guidelines, and should summarize the results of that evaluation in the annual proxy circular.

Voting Guideline

We will support proposals to develop and institute performance evaluations for a board of directors and to disclose a summary of the results of those evaluations in the annual proxy circular.

Directors Proposed on a Single Ballot

We believe that directors should be proposed individually on the annual ballot. When directors are proposed on a single ballot it removes the shareholders’ ability to withhold votes for individual directors to change the composition of the board. Boards may use a single ballot as a means of protecting individual board members, or preventing certain board practices from being changed. A board that is confident with its governance practices should be willing to propose directors individually.

Voting Guideline

We will support proposals that directors be proposed individually.

We will withhold votes for a board proposed on a single ballot if we believe that the independence of the board or the board committees has been compromised in any way or if the board’s actions have not been in the shareholders’ best interests.

In Camera Meetings

In camera meetings of independent board members create an opportunity for more candid discussions than may occur at formal board meetings. These meetings may help to facilitate and enhance overall board independence. It is recommended that after these meetings, the chair of the in camera sessions should meet with the chief executive officer to advise of the topics that were discussed.

Voting Guideline

We will generally support proposals that would require regular in camera meetings of independent board members only.

Voting for Directors

Voting Guideline

In general, we will vote for the directors nominated by management unless these guidelines indicate otherwise or the long-term performance of the corporation or the directors has been unsatisfactory. In this regard, we will also consider any issues that come to our attention regarding a director’s performance at another public company.

Audit Process

The audit plays a vital role in the corporate governance process. Not only does it verify the financial performance of a company, but it also identifies any deficiencies in the internal control mechanisms of the company.

The audit process should involve the establishment of an independent audit committee (see 1.4) and the appointment of an independent auditor by that committee. The auditor should report directly to the audit committee and not to management.

Auditors and/or the audit partner should be rotated on a regular basis.

Voting Guideline

We will generally support the choice of auditors recommended by the audit committee.

Where auditors are being changed for reasons other than routine rotation, we will review the reasons on a case-by-case basis.

Where the auditor has limited or capped its liability as it relates to the performance of the audit and the limits placed on the auditor’s liability are unreasonable, we will not support the choice of auditor. If the lead audit partner has been linked with a significant auditing controversy, we may not support the choice of auditor or its remuneration.

Audit Fees

The amount and composition of fees paid to an auditor can compromise an auditor’s ability to act independently and perform an audit that is free from undue influence by management. In order to help ensure auditor independence, a substantial majority of the fees paid to the auditors should be for audit and audit-related services.

Voting Guideline

We will generally support proposals that prohibit the outside auditor from maintaining a relationship with the company other than providing audit and audit-related services.

We will generally not support the choice of auditor if less than two-thirds of the total fees paid to the auditor over the previous year were for audit and audit-related services. We will consider withholding our votes from members of the audit committee if the company’s auditor received more than half its fees from nonaudit services.

Board Diversity

While the quality of individual directors is paramount, to enhance overall board effectiveness we expect that directors will have a diverse range of backgrounds and experience. To the extent practicable, directors should reflect the gender, ethnic, cultural and other personal characteristics of the communities in which the corporation operates and sells its goods or services.

With regard to female board participation specifically, we encourage boards to publicly adopt a guideline of achieving 30% or more female participation on the board within a reasonable time period.

Voting Guideline

We will generally support proposals that call for enhanced disclosure or reporting requirements regarding board diversity policies and procedures.

We will generally support proposals to adopt non-binding guidelines for female or other minority representation on the board.

We will review proposals to adopt binding quotas or targets for female or other minority representation on the board on a case by case basis.

If a company’s board has less than two women directors, we will vote against directors who sit on the nominating or corporate governance committees of the board. Exceptions may be warranted based on company commitments and/or the adequacy of the company’s board gender diversity policy. An adequate policy should include:

• A commitment to increase board gender diversity

• Measurable goals or targets to increase board gender diversity within a reasonable period of time

Consideration will be given to a board’s approach to gender diversity in executive officer positions and any related goals, targets, programs or processes for advancing women in executive roles. We expect issuers to disclose progress on reaching board gender diversity targets and the strategies or plans employed to achieve them.

Management and Director Compensation

We believe that all compensation plans should attempt to align the long-term interests of shareholders with the interests of management and directors. Compensation plans should also be sufficiently generous to attract and retain individuals with the skill sets required to ensure the long-term success of the company, but compensation should always be commensurate with performance. The compensation plan should be developed and maintained by the compensation committee.

Equity-based Compensation Plans

In general, these plans should reward good performance, and not reward poor performance. The cost of the plan, either to the shareholders or the company, should be related to the benefits derived from it. The plan should be disclosed to the shareholders in detail and be approved by them.

In general we would like to see a reduction in the use of stock options as a form of compensation. Our preference is for stock ownership rather than stock options.

Voting Guideline

We will review each equity-based compensation plan on a case-by-case basis.

We will generally support:

▪	plans that explicitly define the awards to senior executives and link the granting or vesting of equitybased compensation to specific performance targets

▪	stock option plans where the underlying securities are issued at market value or higher

▪	plans where the stock options have a life of five years or less

▪	amendments to plans that will remove or amend a negative attribute from an existing plan, ultimately improving its overall structure

We will generally not support:

▪	plans that allow for the issuance of stock options with a term of more than five years

▪	"evergreen" stock option plans

▪	plans or proposals that allow the repricing of stock options, or that reissue options with an exercise price higher than the current market price

▪	any plan that does not prohibit the inappropriate manipulation of equity award grant dates through practices known as backdating, spring loading or bullet dodging

▪	plans that are 100% vested when granted or plans that allow pyramiding, gross-ups or acceleration of the vesting requirements, including when there is a change in control. We will oppose plans that do not provide clear guidelines for the allocation of awards

▪	plan amendments if the total potential dilution of all plans exceeds 10%, or annual dilution exceeds 1%

▪	plans that authorize allocation of 25% or more of the available awards to any one individual

▪	plans that give the board broad discretion in setting the terms and conditions of equity-based compensation programs

▪	stock option plans that allow for the “reloading” of exercised or lapsed options

▪	equity-based compensation plans that allow, or do not specifically prohibit, hedging. We will withhold/vote against the members of the compensation committee if any equity-based compensation exposure is hedged during the period

In general, we believe it is not appropriate for directors to participate in stock option plans, and would prefer directors own stock outright in the company. As such, we will generally not support proposals for director participation in stock option plans. However, for small companies we will review director options on a case-by-case basis, and if a company demonstrates a need for director options we may support such a plan (for example, where cash preservation is a priority for the company).

We will generally not support change in control provisions that allow for stock option holders to receive more for their options than shareholders would receive for their shares, or provisions that allow for the granting of options, or other equity awards, or bonuses to outside directors in the event of a change of control.

We discourage the use of omnibus stock option plan proposals. Ideally, shareholders should have the opportunity to consider and vote on the separate components of such plans.

Expensing of Share Options

While options may not be an expense to the corporation, they are an expense to the existing shareholders due to the dilution effects. As such, we believe that share options should be expensed in the financial statements of a corporation.

Voting Guideline

We will support proposals that require the expensing of stock options in the financial statements of a corporation in accordance with IFRS.

Golden Parachutes

We recognize that ‘golden parachutes’ may in some circumstances be an appropriate way to provide executives with the personal financial security and professional objectivity that is required to act in the best interests of shareholders. However, in some cases these provisions can be excessive.

Voting Guideline

We will support proposals requiring shareholders to approve golden parachute arrangements.

We will review golden parachute arrangements on a case-by-case basis. However, we will generally vote against overly generous golden parachutes for senior executives. We will also vote against plans that use a single trigger for cash or other payments or for the vesting of equity based compensation.

Employee Stock Purchase Plans

The interests of shareholders and employees are aligned if employees have the opportunity to become shareholders at a reasonable price. Employee stock purchase plans are an effective way to facilitate that alignment. In general we will support employee stock purchase plans that align employee interests with creating value for shareholders.

Voting Guideline

We will generally support employee stock purchase plans with a purchase price of not less than 85% of market value, potential dilution of less than 10% and an appropriate mandatory hold period.

Director Compensation

We believe that director compensation should be commensurate with the time and effort that directors spend executing their duties, but it should not be so generous that it may compromise a director’s ability to act independently of the board or management. We also believe that directors who personally own a significant amount of the company’s stock will be better motivated to act in the interests of all shareholders.

Voting Guideline

We will review proposals regarding director compensation on a case-by-case basis. We will support proposals advocating a proportion of the directors’ remuneration be in the form of common stock.

We will assess director compensation on a case-by-case basis and will withhold from members of the board committee responsible for director compensation (or the full board and/or the chair in the absence of a responsible committee) if we believe that director compensation is excessive or inappropriately structured. Factors that will be considered include:

• The potential to compromise the independence of directors

• The overall alignment with shareholder interests

• If compensation is excessive in terms of the size and complexity of the company

• Other concerning plan features such as inadequate stock retention requirements and the use of stock options or retirement benefits

Director Retirement Benefits

We believe that retirement benefits should be restricted to the employees of a corporation. Directors’ independence could be compromised if they receive retirement benefits from the corporation.

Voting Guideline

We will vote against proposals for retirement benefits for directors, unless it can be clearly shown that they will not impair directors’ independence.

Employee Loans

Loans to senior management or the guaranteeing of loans for the purpose of exercising options should be avoided. These types of arrangements expose the company to the risk of not being able to recover the loan if the employment of the borrower is terminated.

Voting Guideline

We will review all loans to senior management on a case-by-case basis, but will generally support loans that are reasonable in amount, given at a market rate of interest, (and not forgivable) and are secured against shares in the company or some other real asset.

Excessive Executive Compensation

In recent years, we have seen some executive compensation packages reach excessive levels, with insufficient correlation to individual or corporate performance. We believe that executive compensation should be performance based and should align the interests of executives with the long-term interests of shareholders. We would like to see performance criteria clearly disclosed and defined and detailed disclosure of whether and how those criteria have been met. The performance criteria and the degree to which they have been met should be determined by the compensation committee. Executives should be required to hold a substantial portion of their equity compensation awards, including shares received from option exercises, during their employment with the company and for some reasonable time after leaving the company.

Voting Guideline

We will generally support executive compensation plans that are fair and oppose those that are excessive. We will review on a case-by-case basis proposals to enhance compensation disclosure, but will generally support proposals that require disclosure of performance criteria and whether those criteria were met. We will consider supporting proposals to link executive compensation to the company’s achievement of goals that go beyond traditional financial metrics, provided that those goals will improve the company’s long-term performance and sustainability.

Compensation Report and Say-on-Pay

The compensation report in the proxy circular is the primary means by which shareholders obtain information to assess the compensation practices of the company. This report should be clear, concise and fully disclose all methods of compensation and performance measures. Furthermore, this report should present the information in a format that will allow all shareholders to easily determine total compensation for an individual.

When considering whether to approve a company’s advisory vote on executive compensation, we will consider the company’s overall compensation philosophy in the context of all relevant factors, including:

▪ whether pay is aligned to long-term sustainable performance

▪ whether the company has provided adequate disclosure of specific performance metrics and measures and discloses performance against those metrics

▪ whether the company has poor executive pay practices

▪ whether the company has manipulated its equity compensation plans through stock option backdating, spring loading or re-pricing, or the use of materially-altered non-GAAP performance metrics without a reasonable rationale

▪ whether the company uses time vesting or performance vesting for equity awards, with particular consideration where equity awarded through the Long-Term Incentive Plan, excluding stock options, lacks a performance-based component

▪ whether the company has established meaningful stock holding requirements for executives and whether it has clawback policies in place in the event of accounting restatement or wrongdoing

▪ whether overall amounts of executive compensation are reasonable relative to company peers, other employees and the value added by the executive. For instance, overall amounts may be flagged as excessive where the highest paid executive’s total compensation is twice as high the previous year’s median pay at the company’s market cap and revenue-based peers

▪ whether the executive compensation plans are overly complex or duplicative

▪ whether the company’s executive compensation plans give directors excessive discretionary power over awards

▪ if there are significant levels of dissent on the say-on-pay vote over two or more consecutive years

Voting Guideline

We will generally support proposals that require full or enhanced disclosure of compensation for senior executives.

We will support proposals requiring an advisory vote by shareholders to approve the annual compensation report (i.e. “say-on-pay”).

Where a say-on-pay proposal fails to obtain the support of at least 60% of its shareholders we will expect a substantive board response. Boards should engage with their significant shareholders to determine the nature of their concerns with the company’s executive compensation practices. If those concerns are not adequately addressed in the next proxy circular, we will generally withhold/vote against the members of the compensation committee of the board.

We will assess all say-on-pay proposals on a case-by-case basis, but will generally not support plans where;

▪ There are inadequate equity retention requirements for senior management. It is preferred that these requirements extend for a period post-employment.

▪ There are inadequate claw-back provisions in the event of fraud or other acts that result in financial restatement or inappropriate compensation being paid.

▪ The compensation committee has exercised discretion to increase executive compensation beyond what was indicated by the compensation metrics and has not provided adequate disclosure and justification for this action.

▪ The compensation plan and/or the compensation plan disclosure is overly complex with no apparent reason for that complexity.

▪ The plan uses per-share metrics and there was a significant repurchase of shares during the period with no business rationale.

▪ There were significant legal expenses incurred and/or settlements paid arising from the company’s products, services, or business operations excluded from performance metric calculations.

▪ There was a significant environmental or social controversy during the year that had an actual or potential material impact on the company that is not reflected adequately in the remuneration of executives.

▪ Substantial payouts are triggered for performance that falls below the relevant comparator group median or average.

▪ The amount of the total compensation paid to the CEO or senior management is excessive in light of all relevant circumstances.

▪ The highest paid executive earns greater than $20-million (USD) and the company provides no disclosure on thresholds and targets of performance metrics in both the Short-Term Incentive Plan (STIP) and Long-Term Incentive Plan (LTIP).

▪ Executives are awarded with excessive special or one-time awards in response to successful transactions.

▪ The compensation plan makes use of significant front-loaded awards or long-term mega grants without robust performance conditions aligning management and shareholder interests for the duration of the plan’s life and beyond.

Compensation Consultants

Compensation consultants are increasingly being used by boards to provide advice and recommendations on the structure of executive compensation plans. The use of consultants can provide invaluable support to the compensation committee in designing the executive compensation plan. It is important that the independence of compensation consultants is not compromised and that the nature and the extent of the relationship are disclosed to shareholders. We prefer that no less than two-thirds of the total fees paid to the compensation consultant be for consulting services provided to the board. In addition, we prefer that the compensation consultants be engaged by the compensation committee and report directly to it.

Voting Guideline

We will generally support shareholder proposals requiring the full disclosure of all fees paid to a compensation consulting firm, distinguishing between fees paid for services to the board and for all other services provided to the company.

We will generally support shareholder proposals requiring compensation consultants to limit their overall relationship with a company to providing services to the board only.

External Management Compensation Disclosure

Occasionally issuers will employ external rather than internal senior management teams. In these situations senior management are not employees of the company but rather provide their services under a contract. For this type of management structure, disclosure requirements regarding executive compensation do not technically apply and consequently practices for these arrangements often fall well below those for internal management. RBC GAM expects that the disclosure of external management compensation should be the same as it is for senior management employed by an issuer.

Voting Guideline

Where compensation disclosure practices for issuers with external management fall materially below the disclosure requirements for issuers with internal management, we will vote against the say-on-pay proposal. If there is no say-on-pay proposal on the ballot we will withhold votes from all members of the compensation committee.

Takeover Protection

The takeover protection measures that are available to boards and management can be a double-edged sword for the shareholder. They can be used to protect shareholder value by defending the company from hostile takeover bids that do not represent a fair value for the assets of the company. However, they can also be used to entrench a board and management who may ultimately undermine shareholder rights and shareholder value.

Shareholder Rights Plans (“Poison Pills”)

There are two main purposes for a shareholder rights plan. The first is to ensure that all shareholders are treated equally, and the second is to give the board time to consider other options. Many shareholder rights plans go well beyond these two aims and may be used to prevent bids that are worthy of shareholder consideration.

A shareholder rights plan should allow a takeover offer to stand for no longer than 60 days before the board responds. This gives management and the board ample time to consider the bid and assess alternatives.

In Canada, shareholder rights plans must be ratified by the shareholders at the first annual meeting following adoption of the plan. In the U.S., shareholder ratification is not required.

Voting Guideline

We will review each shareholder rights plan on a case-by-case basis, but will generally not support plans that are not subject to shareholder approval at least every three years. We will oppose any shareholder rights plan that is triggered by a purchase of less than 20% of the company’s shares.

Other Takeover Protection Measures

Other takeover protection measures may include, but are not limited to the following:

▪ going private transactions

▪ leveraged buyouts

▪ lock-up arrangements

▪ crown-jewel defences

▪ greenmail

▪ fair price amendments

▪ re-incorporation

When considering any takeover protection measure, we would be more likely to support a proposal if:

▪ the measure protects the rights of all shareholders

▪ the measure seeks to maximize shareholder value

▪ sufficient time and information is made available to shareholders to make an informed decision

▪ the measure will allow competing bids to be considered over a reasonable time

▪ the measure is subject to shareholder approval

▪ the measure is adopted for a limited period

Voting Guideline

We will review each takeover protection measure on a case-by-case basis. We will generally oppose greenmail payments where there is no sufficient long-term business justification for them.

Dissident Shareholders, Contested Elections, and Proxy Contests

Over recent years we have seen an increase in contested elections where a dissident shareholder is proposing its own slate of director nominees. In these situations it is important to understand what both sides are proposing and the implications it will have on governance and performance going forward.

Voting Guideline

We will review dissident shareholder proposals for director nominees on a case-by-case basis to determine which will result in the best governance and performance for the company over both the short and longterm. We will consider:

▪ board independence, performance, equity ownership and responsiveness to shareholder concerns

▪ the performance of current management and the company’s long-term performance

▪ the competing strategic plans of the dissident and incumbent slate to enhance long-term corporate value, including the impact on key constituents

▪ the relative qualifications of the nominees and, where relevant, the company’s current executive and board compensation practices

When dissidents are proposing an alternative strategy or if a proposed merger or acquisition is put to shareholders for a vote, we will consider all relevant factors, including:

▪ impact on long-term corporate value

▪ anticipated financial and operating benefits

▪ the price being offered to shareholders

▪ circumstances regarding how the deal was negotiated

▪ any proposed or resulting changes in corporate governance and the impact of those changes on shareholders’ rights

▪ the impact of any merger or acquisition on key constituents at both companies

Dissident Director Nominee Compensation

In some contested director elections, dissident director nominees may have separate compensation agreements with the dissident shareholder. These agreements can be problematic, particularly if they extend beyond the election of the nominee directors, as they may compromise the independence of the nominee directors, motivate them to act in the best interests of the dissident shareholder rather than the best interests of the company, and create divisions within the board.

Voting Guideline

We will review nominee director compensation agreements with dissident shareholders on a case-by-case basis, but may vote against/withhold votes from nominee directors if we believe their independence has been or could be compromised.

We will generally support proposals to prohibit payments from a dissident shareholder to its nominee directors after those directors have been elected to the board.

We will generally vote against proposals that would prevent the election of nominee directors who have received compensation from a dissident shareholder during a proxy contest, prior to being elected to the board.

Shareholder Rights

Shareholder rights include rights to influence management of the issuer through voting, to receive information from the issuer, to sell or transfer shares, to receive a share of the income of the issuer and to share in the net proceeds on the sale or winding-up of the issuer. These rights, like any other asset, should be protected and maintained.

Voting Guideline

We will generally oppose attempts to limit and/or eliminate shareholders’ rights to call a special meeting or act by written consent and will generally support resolutions that seek to restore those rights.

Confidential Voting

As with other electoral systems, the voting of proxies should be confidential, thereby ensuring that the process is impartial and free from coercion.

Voting Guideline

We will support proposals to introduce confidential voting.

Proxy Access

We believe that a robust process for nominating directors is fundamentally important for creating an effective board and that shareholders have a role to play in that process. Significant shareholders should have the right to nominate a number of directors for election in the ordinary course, outside of any contest for control, and should have their nominees included in the proxy circular in the same manner as the company’s nominees.

Voting Guideline

We will generally support proposals that provide shareholders owning at least 3% of a company’s voting shares (individually or together with other shareholders) access to the company proxy statement to advance non-management board candidates comprising no more than 25% of the total board. We generally do not support limits on the number of shareholders that may aggregate their shares to satisfy the ownership requirement, but generally will not oppose proxy access proposals with reasonable limits on this basis alone.

In general, we will withhold support for proxy access proposals if the access right could be used to promote hostile takeovers by allowing for nomination of more than 25% of the board.

We will not support by-law amendments that will place unreasonable conditions or restrictions on shareholders’ ability to nominate directors.

If proxy access provisions are used to unreasonably restrict the rights of shareholders, we will withhold votes from the members of the corporate governance and nominating committees until the issue is resolved.

Advance Notice Provisions

When select shareholders nominate a director for election at or just before a company’s annual or special meeting, it poses undue risks to other shareholders that were unable to adequately review all relevant information relating to a proposed nominee. Advance Notice Policies allow companies to mitigate this risk by ensuring that the company and shareholders are notified within an appropriate timeframe of a shareholder’s intention to nominate one or more directors. However, these Advance Notice Policies also have the potential to be used by the company to unreasonably restrict the right of shareholders to nominate directors. Voting Guideline

We will generally support proposals seeking to establish Advance Notice Provisions so long as:

▪ The minimum notice period is not less than 30 days from the meeting date in the event of an annual meeting or 15 days in the event of a special meeting

▪ Nominations may be submitted within a minimum of ten days following the first public announcement of a meeting if notice of the meeting date is given less than 50 days prior to the meeting date

▪ There is no upper limit on the number of days before an annual meeting in which a director can be nominated

▪ The policy provides that if the annual meeting is postponed or adjourned, a new time period for shareholder nominations will begin.

▪ There are no requirements that unnecessarily restrict the ability of shareholders to nominate directors, including the ability of companies’ to request an unreasonable level of additional disclosure regarding shareholder nominees

Dual-Class Stock & Unequal Voting Rights

A company with dual class shares gives multiple votes per share to a certain class of shares, resulting in unequal voting rights between classes of shares. This violates the principle of one share, one vote. Companies with multiple voting shares give minority shareholders the ability to make decisions that may not be in the interests of all shareholders, or may not be supported by the majority of shareholders.

For companies that have recently undergone an initial public offering and incorporate a share structure with unequal voting rights, we strongly encourage the adoption of a sunset provision to remove the unequal voting rights structure within a reasonable period of time.

For companies that maintain a share structure with unequal voting rights, we strongly encourage the disclosure of voting results to be broken down by each class of share to provide greater transparency and allow both minority shareholders and the board to better understand how the different classes of shares were voted.

Voting Guideline

We will generally not support the creation or extension of a dual-class share structure without substantial proof that such a plan is critical to the success of the firm as a result of specific and unique challenges. Any such plan must be subject to future approval by the holders of the subordinate voting shares at regular and pre-determined intervals.

We will support proposals to eliminate dual-class share structures.

We will consider any proposal to enhance the voting rights of long-term shareholders on a case-by-case basis, in light of the particular circumstances of the company and the legal regulatory regime to which it is subject.

We will generally support proposals that ask for the disclosure of voting results broken down by share class.

Supermajority Approval

We believe that supermajority requirements do have a legitimate purpose, but can be subject to abuse. They should not be used for votes regarding takeovers or control of a company, and the approval proportion should not be set too high. A two-thirds majority is most common, and we generally consider anything above that to be unreasonable.

Voting Guideline

We will consider supermajority voting proposals on a case-by-case basis but will generally vote against any supermajority proposal that has more than a two-third majority requirement unless it can be clearly demonstrated that it is in the shareholders’ best interests.

Linked Proposals

Linked proposals are used to pass proposals that may not be approved if they were proposed individually.

Voting Guideline

We will generally not support linked proposals.

Increase in Authorized Shares

We recognize that directors may need the flexibility to issue stock to meet changing financial conditions. This may include a stock split, to support an acquisition or restructuring plan, to use in a stock option plan or to implement an anti-takeover plan. The authorization of additional stock should be approved by shareholders, and should meet a specific business need.

Voting Guideline

We will review proposals to increase authorized shares on a case-by-case basis. We will not support proposals for unlimited authorized shares.

We may support a reverse stock split if management provides a reasonable justification for it and reduces authorized shares accordingly.

We will oppose management proposals to issue tracking stocks designed to reflect the performance of a particular business unit.

Disclosure of Voting Results

We believe that shareholders have the right to know whether a proposal has been passed or defeated, as well as the number of votes for, against and withheld. Additionally, all proposals should be cast by ballot rather than a show of hands, as this will ensure that all shareholders, whether present at the meeting or not, will be treated equally. In order to maintain the integrity of the proxy voting process, it is recommended that vote results be subject to independent verification.

Voting Guideline

We will support proposals for the prompt disclosure of proxy voting results, to eliminate the practice of voting by a show of hands, and to adopt independent verification of proxy voting.

Blank-cheque Preferred Shares

There may be valid business reasons for the issuance of blank-cheque preferred shares, but we believe the potential for abuse outweighs the benefits. The authorization of these shares gives directors complete discretion over the conditions of the stock and shareholders have no further power to determine how or when the shares will be allocated.

Voting Guideline

We will generally not support the authorization of blank-cheque preferred shares.

Shareholder Meeting Quorum

The quorum for shareholders’ meetings should be high enough to ensure that individual shareholders or small groups of shareholders (for example the board or senior management) will not be able to act independently of other shareholders, but not so high as to make it difficult to achieve.

Voting Guideline

We will generally support quorum amendment proposals that require a minimum of five shareholders representing 25% of outstanding shares to constitute a quorum.

Equity Issues

Shareholders should exercise control over the issuance of shares, especially when that issuance will result in significant dilution of ownership. This allows shareholder input on major decisions that affect the longterm interests of shareholders and the company.

Voting Guideline

We will review all proposals regarding private placements and the issuance of equity on a case-by-case basis, but will vote against any proposal that will cause excessive dilution without a valid business need.

Other Business

We believe that the inclusion of an “other business” proposal on a proxy ballot gives the board broad discretion to act without specific shareholder approval.

Voting Guideline

We will not support “other business” proposals.

Implementing Shareholder Views

When a resolution receives the support of a majority of shareholders, the board of directors should report back within a reasonable time, and not later than the next annual shareholders’ meeting, on the action taken or explain why no action has been taken.

Voting Guideline

When the board fails to implement a proposal that has received a majority of shareholder support, and does not demonstrate a valid reason for this action, we will generally withhold votes for all board members who served on the board during the period in question.

Share Blocking

Some countries allow the practice of share blocking, where shareholders are “blocked” or prevented from trading their position from the time the proxy votes are submitted to the day after the shareholders’ meeting. This practice has implications for the management of the portfolios in which these securities are held. We believe that this practice is not in the interests of shareholders and we would like to see it discontinued.

Voting Guideline

In general, we will not vote shares that are subject to blocking restrictions unless we determine that it is in our clients’ best interests to do so.

Income Trust Governance

Unit holders of income trusts should enjoy the equivalent rights and protection as the shareholders of a corporation. The trust and associated entities should take steps to ensure that appropriate governance practices are adopted to achieve this end.

Voting Guideline

We will generally support proposals that enhance governance practices of the trust.

We may withhold votes from trustees where they have failed to establish or protect the rights of unit holders.

Reincorporation

There can be valid business reasons for a company to reincorporate in a different jurisdiction; however, a company may also be motivated to reincorporate for reasons that may be inconsistent with the interests of shareholders.

Voting Guideline

We will review all reincorporation proposals on a case-by-case basis but will generally vote against any proposal that will result in unjustified risk to the corporation, unreasonable limits on director liability, diminished shareholder rights or weaker corporate governance requirements.

We will generally oppose management proposals to restructure the venue for shareowner claims by adopting charter or bylaw provisions that seek to establish an exclusive judicial forum.

Exclusive Forum Provisions

Exclusive forum provisions relate to a company making a change to its by-laws stipulating that legal actions brought against the company will only be permitted in courts within a certain jurisdiction. For example, if a shareholder wanted to sue a company they could only file the action in the jurisdiction stipulated by the company. While there may be valid reasons for adopting an exclusive forum provision, there is also the potential that these provisions could be abused by a company and negatively impact the rights of shareholders.

Voting Guideline

We will assess all exclusive forum provisions on a case-by-case basis, but will generally not support proposals unless the company can demonstrate a clear need for such a provision and how it is in the interests of all shareholders.

Pre-IPO Unilateral Bylaw/Charter Amendments

Private companies that are contemplating an IPO have the ability to adopt bylaw or charter amendments that may not be consistent with the corporate governance best practices expected of a public company. These types of corporate governance practices are never acceptable, but it is particularly egregious if they are adopted just prior to an IPO. These amendments have the potential to compromise the rights of the shareholders after an IPO, and may be more difficult for shareholders to amend or repeal once a company has gone public. Companies in this situation will often adopt these measures knowing that the new shareholder base would not approve them if they were proposed post-IPO. We encourage private companies to adopt corporate governance practices consistent with the public market best practices prior to an IPO.

Voting Guideline

With all IPOs, the expectation is that the newly public entity will have corporate governance and shareholder rights practices that meet best practice standards for a public issuer. We will review the bylaws and charter for IPOs on a case-by-case basis, but will vote against the corporate governance committee of the board and the board chair if there are any unreasonable restrictions on the rights of shareholders that have not been removed prior to the IPO.

Calling a Special Meeting

In some jurisdictions, shareholders holding a specific percentage of a company’s shares are able to call a special meeting in order to take action on matters that arise between regularly-scheduled annual general meetings. If, however, shareholders are unable to do so, their ability to remove directors, put forward resolutions or respond to an offer from a bidder may be restricted.

Voting Guideline

We will review shareholder proposals requesting that a company install or change the percentage of shares required in order to call a special meeting on a case-by-case basis.

No-action and Exemption Requests

In some jurisdictions (particularly the United States), companies may be permitted by market regulators and/or agencies to exclude shareholder proposals from the ballot if the proposal conflicts with a management proposal at the same meeting. However, companies may use this avenue to limit shareholder rights by putting forth management proposals similar to those filed by shareholders, but with more limited criteria than originally set out by the shareholder proposal proponent.

The removal of redundant shareholder proposals from the ballot may be warranted where the company takes reasonable action on the issue or where the proponent agrees on the withdrawal after engagement.

However, we are generally not supportive of the exemption practice where it impedes improvements to shareholder rights.

Voting Guideline

We will examine cases where shareholder proposals have been excluded after the company has included a competing management proposal on a case-by-case basis. We may vote against members of the governance committee if we determine that the company has excluded a shareholder proposal and introduced a management proposal on substantially the same issue that may be contrary to shareholders’ best interests, as compared to the original shareholder proposal.

We will vote on the resulting management proposal on a case-by-case basis, taking into consideration the impacts on shareholder rights and shareholders’ abilities to file future resolutions on the issue(s).

Virtual Annual General Meetings

Although there are benefits to facilitating virtual participation in shareholder meetings, virtual meetings have the potential to adversely impact shareholder rights, especially in the case of virtual-only meetings. In our view, a virtual meeting experience is not directly comparable to an in-person experience for all shareholders.

Voting Guideline

Shareholders should be given the opportunity to vote on the adoption of virtual-only meetings. We may withhold our support from members of the board if the company adopts a virtual-only meeting format and the resulting meeting format negatively impacts shareholder rights.

We are generally supportive of a hybrid meeting format where companies hold virtual meetings and traditional in-person meetings simultaneously, as long as shareholder rights are not limited. We generally will not support proposals to adopt a virtual-only format for upcoming annual meetings of shareholders.

Shareholder Proposals

General

Shareholders should have the right to bring relevant proposals to the annual general meeting. We believe that these proposals should be included on the proxy ballot for consideration by all shareholders as long as they deal with appropriate issues and are not used to air personal grievances or to obtain publicity.

We also believe that proposals should generally refrain from specifying how corporations should achieve the desired objectives. We are mindful that some proposals may diminish long-term shareholder value by imposing unreasonable constraints on the board and management.

Voting Guideline

We will generally review all shareholder proposals on a case-by-case basis. Where proposals relate to enhanced disclosure in an area that represents a real risk or opportunity for the corporation, we will generally support it. Where proposals mandate a specific course of action for the company we will generally oppose it.

Lobbying Disclosure Proposals

Shareholders continue to seek additional disclosure regarding companies’ lobbying activities. We encourage companies to provide additional disclosure on their lobbying activities where material and will generally evaluate the quality of disclosure based on the following factors:

• The company’s rationale for its lobbying activities

• Disclosure of the company’s overall lobbying expenditures

• Board and/or management oversight of lobbying activities and description of this oversight

• Disclosure of a comprehensive list of trade association memberships

• Disclosure of a list of trade associations where dues meet or exceed a specific threshold

Voting Guideline We will evaluate shareholder proposals seeking additional disclosure on companies’ lobbying activities on a case-by-case basis, but will generally support proposals where the company does not currently disclose such details or existing disclosure is inadequate. We will consider the practices of company peers when evaluating these types of proposals.

Environmental and Social Shareholder Proposals

Environmental and social issues are increasingly acknowledged to be areas of real risk to the operations and value of a company. Proposals that address these issues should be assessed in terms of the risks and opportunities they represent for the company and whether those issues have been adequately disclosed to shareholders. Shareholder proposals will be evaluated on a case-by-case basis and we will consider the Sustainability Accounting Standards Board Standards when assessing the materiality of a proposal.

Climate Change

Climate change poses both risks and opportunities to a multitude of industries and we encourage companies to provide transparent reporting on how they are managing, monitoring and identifying material climate change-related risks and opportunities. We encourage companies to consider the recommendations of the Task Force on Climate-Related Financial Disclosures (TCFD) in order to provide consistent and material climate-related financial disclosures.

Voting Guideline

We will evaluate shareholder proposals requesting climate-related disclosures on a case-by-case basis but will generally support proposals requesting:

•	That a company disclose information on the risks it faces related to climate change on its operations and investments, or on how the company identifies, measures, and manages such risks.

Risks include Transition Risks (Policy and Legal, Technology, Market, and Reputation) and Physical Risks (Acute and Chronic), as defined by the TCFD2

•	That a company adopt initiatives to reduce the emission of greenhouse gases, including carbon, and detailed disclosure of progress

•	That a company discloses the results of climate change scenario analyses and other climate change-related considerations

•	That a company consider the recommendations of the TCFD in its disclosure to shareholders

When evaluating climate-related shareholder proposals, we will consider:

•	The industry in which the company operates and the materiality of the requested disclosure in that industry

•	The company’s existing publicly-available information on the potential impacts of climate change on its operations, strategy or viability

•	Existing oversight, policies and procedures on climate-related risks and opportunities

•	The company’s level of disclosure and preparedness compared to that of its industry peers

[1]	Final Report: Recommendations of the Task Force on Climate-related Financial Disclosures (June 2017). https://www.fsb-tcfd.org/publications/final-recommendations-report/.

[ ]	Whether the company has recently been involved in climate-related controversies resulting in fines, litigation, penalties or significant environmental, social or financial impacts

Environmental Issues

All companies have an impact on the environment. We expect companies to adopt policies and procedures to minimize a company’s impact on the environment. Proposals that seek to improve the environmental practices of a company will generally be supported.

Voting Guideline

We will generally vote in support of proposals that ask for:

▪	greater disclosure of a company’s environmental practices and/or environmental risks and liabilities

▪	initiatives to reduce toxic emissions and detailed disclosure of results

▪	detailed reporting on the risks and opportunities resulting from climate change

▪	initiatives to promote recycling, including product life-cycle management, and detailed disclosure of results

▪	companies to abstain from operating in environmentally sensitive areas or using products produced from materials extracted from such areas

▪	consideration and adoption of the Global Reporting Initiative reporting standards

▪	consideration and adoption of the Equator Principles

▪	companies to consider investing in or developing renewable energy sources

▪	detailed reporting on water use, intensity, supply, and risks. Reporting on efforts to reduce overall water use or intensity and impacts on local water systems

Human Rights

We live in an increasingly globalized world where companies located in one country operate within the borders of others. Those operations frequently occur in the developing world where basic human rights are not protected as vigorously as they are in the developed world. We generally support proposals that call on companies to respect basic human rights and comply with relevant international agreements regarding the protection of human rights.

Voting Guideline

We will generally vote in support of proposals that call on companies to:

▪	adopt or comply with policies that conform to the United Nation’s Universal Declaration on Human Rights

▪	take reasonable steps, or institute a review process, to ensure that it does not do business with suppliers that manufacture products using forced labour, conflict labour or child labour, or suppliers that fail to comply with all applicable laws and standards protecting their employees’ wages, benefits, working conditions, freedom of association and other rights

▪	prepare a report or adopt a code of conduct with respect to the company’s investments or operations in countries or regions with systemic labour and human rights abuses

▪	report on operations and the cost of continued involvement in countries with poor human rights records

▪	provide meaningful disclosure of a company’s activities in countries with patterns of human rights abuses

▪	adopt policies relating to operations in a conflict zone to protect the rights of local communities and avoid exacerbating the conflict

▪	adopt independent programs to monitor the company’s compliance with codes of conduct and to provide detailed disclosure of results

▪	adopt or comply with policies that conform to the International Labour Organization’s Core

Conventions and report on the progress toward implementing those standards

Community Issues

Shareholder proposals commonly relate to the impact of a company’s operations on the residents of the communities in which it operates, including First Nations or other indigenous communities. “Community” may also refer to larger areas, such as a province, state or nation, to the extent that a company’s operations may have broader impact. In general, we support proposals that ask companies to operate in a manner that respects the wishes of the communities in which they operate.

Voting Guideline

We will generally vote in support of proposals that call for:

▪	reporting on a company’s impact on indigenous communities and the adoption of policies relating to the rights of indigenous peoples

▪	careful consideration of advertising policies and practices to ensure that they do not promote racial stereotyping

▪	meaningful disclosure of plant closing criteria

▪	eliminating the use of predatory lending practices and “redlining”

▪	disclosure of lending practices in developing countries

▪	disclosure and board level oversight of corporate political contributions and lobbying expenditures

▪	support of the Extractive Industry Transparency Initiative

We will generally oppose proposals that call for:

▪	asking banks to forgive loans outright

▪	requiring shareholder ratification of charitable grants

Employee Rights, Diversity and Relations

In general, we support proposals that promote diversity, dignity and safety in the workplace and the protection of collective bargaining rights.

Voting Guideline

We will generally vote in support of proposals that ask companies to:

▪	report on equal opportunity and diversity in the workplace (although we will generally not support proposals to set arbitrary or unreasonable goals in that regard or require companies to hire people who are not well-qualified)

▪	report on gender pay equity where the company has inadequate policies or disclosure and its practices lag behind peers’ or the company has been the subject of a recent controversy, including litigation, related to gender pay equity

▪	create and/or report on initiatives seeking to prevent discrimination on the basis of race, national origin, religion, gender, age, disability, sexual orientation or gender identity

▪	adopt guidelines and report on progress toward creating advancement opportunities for women and minorities

▪	adopt a LGBT+ anti-discrimination policy

adopt enhanced health and safety policies, report on the implementation of those policies, and disclose health and safety data to shareholders

Schroders

[ ]

Environmental, Social and Governance Policy for Listed Assets

October 2018

Voting: Coverage

We recognise our responsibility to make considered use of voting rights.

The overriding principle governing our approach to voting is to act in line with our fiduciary responsibilities in what we deem to be the interests of our clients.

We normally hope to support company management; however, we will withhold support or oppose management if we believe that it is in the best interests of our clients to do so.

We vote on a variety of resolutions issues; however the majority of resolutions target specific corporate governance issues which are required under local stock exchange listing requirements, including but not limited to: approval of directors, accepting reports and accounts, approval of incentive plans, capital allocation, reorganisations and mergers. We do vote on both shareholder and management resolutions.

Our Corporate Governance specialists assess resolutions, applying our voting policy and guidelines (as outlined in this Environmental, Social and Governance Policy) to each agenda item. These specialists draw on external research, such as the Investment Association’s Institutional Voting Information Services, the Institutional Shareholder Services (ISS), and public reporting.

Our own research is also integral to our process and this will be conducted by both our investment and ESG analysts. Corporate Governance specialists will consult with the relevant analysts and portfolio managers to seek their view and better understand the corporate context.

The final decision will reflect what investors and Corporate Governance specialists believe to be in the best long term interest of their client. When voting, where there is insufficient information with which to make a voting decision we may not vote.

In order to maintain the necessary flexibility to meet client needs, local offices of Schroders may determine a voting policy regarding the securities for which they are responsible, subject to agreement with clients as appropriate, and/or addressing local market issues. Both Japan and Australia have these.

Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publicly available.

Voting: Operational

As active owners, we recognise our responsibility to make considered use of voting rights. It is therefore our policy to vote all shares at all meetings globally, except where there are restrictions that make it onerous or expensive to vote compared with the benefits of doing so (for example, share blocking practice whereby restrictions are placed on the trading of shares which are to be voted). In these cases we will generally not vote.

We use a third party service to process all proxy voting instructions electronically. We regularly review our arrangements with these providers and benchmark them against peers.

Voting: Conflicts of Interest

Our UK Stewardship Code Statement outlines our approach in this area in more detail for all of our international holdings and is publicly available.

Voting Client Choice/Delegating Authority

Given our focus on ESG integration and Stewardship with the aim of enhancing returns, we believe it is appropriate for clients to give voting discretion to Schroders.

Clients may elect to retain all or some discretion in relation to voting, engagement and/or corporate governance issues. In these cases we suggest such clients use an external voting service to vote their interests.

Disclosure

We believe transparency is an important feature of effective Stewardship.

We produce a public Quarterly Sustainable Investment Report on our ESG activities over the period. We report on the total number of engagements, the companies engaged with and this is broken down by region, type and sector. We also highlight engagement case studies after these have come to a close, as it is our view that ongoing engagement is most effective on a confidential basis.

On a monthly basis, we publish a public voting report which details shareholder proposals for companies during the period and how the votes were cast, including votes against management and abstentions, along with the rationale behind these decisions.

As part of our reporting collateral, we also produce an Annual Sustainable Investment Report. This provides additional details on our stewardship activities, our ESG integration efforts across asset classes, thematic research reports, detailed case studies, engagement progress, voting highlights, our shareholder resolution voting record, our involvement in industry initiatives and collaborative engagements.

All of these reports above are available on our website: http://www.schroders.com/ sustainability

Institutional clients receive a more specific report which includes their personal voting activity and more detailed information on the progress of company engagements that are ongoing.

Schroders obtains an independent opinion on our engagement and voting processes based on the standards of the AAF 01/06 Guidance issued by the Institute of Charted Accounts in England and Wales.

8 Schroders

PART C: OTHER INFORMATION

Item 28.	Exhibits
(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”) as filed with the State of Ohio on September 27, 2013 (Exhibit incorporated herein by reference as filed to Registrant’s Initial Registration Statement on Form N-1A on October 1, 2013.)
(a)(2)	Amendment No. 1 to Trust Instrument as filed with the State of Ohio on November 13, 2013 (“Amendment No. 1”) (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(a)(3)	Amendment No. 2 to Trust Instrument as filed with the State of Ohio on December 2, 2013 (“Amendment No. 2”) (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(a)(4)	Amendment No. 3 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(a)(5)	Amendment No. 4 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)
(a)(6)	Amendment No. 5 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)
(a)(7)	Amendment No. 6 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(a)(8)	Amendment No. 7 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 23 on August 26, 2016.)
(a)(9)	Amendment No. 8 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(a)(10)	Amendment No. 9 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(a)(11)	Amendment No. 10 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 49 on June 4, 2018.)
(a)(12)	Amendment No. 11 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(a)(13)	Amendment No. 12 to Trust Instrument as filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(a)(14)	Amendment No. 13 to Trust Instrument filed with the State of Ohio – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(a)(15)	Amendment No. 14 to Trust Instrument filed with the State of Ohio – filed herewith.
(b)(1)	By-Laws adopted as of September 18, 2013 (Exhibit incorporated herein by reference as filed to Registrant’s Initial Registration Statement on Form N-1A on October 1, 2013.)
(b)(2)	Amendment No. 1 to By-Laws adopted as of November 18, 2013 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 41 on December 27, 2017.)

 1

Item 28.	Exhibits
(b)(3)	Amendment No. 2 to By-Laws adopted as of June 16, 2016 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 23 on August 26, 2016.)
(c)	Instruments Defining Rights of Shareholders – incorporated by reference to the Trust Instrument, Amendment No. 1, Amendment No. 2, the By-Laws and Amendment No.1 to the By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, and Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(d)(2)	Investment Advisory Agreement between the Registrant, on behalf of First Security Municipal Bond Fund, and First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(d)(3)	Investment Advisory Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Core Equity Fund and Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(d)(4)	Form of Investment Advisory Agreement between the Registrant and Preserver Partners, LLC, on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(d)(5)	Form of Sub-Advisory Agreement between Preserver Partners, LLC and Semper Capital Management, L.P., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(d)(6)	Investment Advisory Agreement between the Registrant and Canterbury Investment Management, LLC, on behalf of the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(d)(7)	Form of Investment Advisory Agreement between the Registrant and Hedeker Wealth LLC on behalf of the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(d)(8)	Restated Investment Advisory Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund and Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)
(d)(8)	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund and Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(d)(9)	Investment Advisory Agreement between the Registrant, on behalf of the Reynders McVeigh Core Equity Fund and Reynders McVeigh Capital Management, LLC dated December 10, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(d)(10)	Investment Advisory Agreement between the Registrant, on behalf of the Alta Quality Growth Fund and Alta Capital Management, LLC dated December 18, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(d)(11)	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund and Fuller & Thaler Asset Management, Inc. dated December 19, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)

 2

Item 28.	Exhibits
(d)(12)	Investment Advisory Agreement (form of) between the Registrant, on behalf of the Guardian Dividend Growth Fund and Guardian Capital LP dated March 14, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(d)(13)	Investment Advisory Agreement between the Registrant, on behalf of the Cornerstone Capital Access Impact Fund and Cornerstone Capital Inc. dated September 10, 2019 – filed herewith.
(d)(14)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and ARK Investment Management, LLC dated September 30, 2019 – filed herewith.
(d)(15)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and Green Alpha Advisors, LLC dated September 30, 2019 – filed herewith.
(d)(16)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and KBI Global Investors (North America) Ltd dated September 30, 2019 – filed herewith.
(d)(17)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and RBC Global Asset Management (UK) Limited dated September 30, 2019 – filed herewith.
(d)(18)	Investment Sub-Advisory Agreement (form of) between Cornerstone Capital Inc. and Schroders Investment Management North America Inc. dated September 30, 2019 – filed herewith.
(d)(19)	Investment Sub-Sub-Advisory Agreement (form of) between Schroders Investment Management North America Inc. and Schroders Investment Management North America Ltd. dated September 30, 2019 – filed herewith.
(e)(1)	Distribution Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, and Unified Financial Securities, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(e)(2)	Distribution Agreement between the Registrant, on behalf of the First Security Municipal Bond Fund, and Unified Financial Securities, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(e)(3)	Distribution Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Core Equity Fund, and Unified Financial Securities, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(e)(4)	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(e)(5)	Distribution Agreement between the Registrant, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(e)(6)	Distribution Agreement between the Registrant, on behalf of the First Security Municipal Bond Fund, and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(e)(7)	Distribution Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Core Equity Fund, and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)

 3

Item 28.	Exhibits
(e)(8)	Distribution Agreement between the Registrant, on behalf of the Preserver Alternative Opportunities Fund, and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(e)(9)	Distribution Agreement between the Registrant, on behalf of the Canterbury Portfolio Thermostat Fund, and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(e)(10)	Form of Distribution Agreement between the Registrant, on behalf of the Hedeker Strategic Appreciation Fund, and Ultimus Fund Distributors, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(e)(11)	First Amendment to the Distribution Agreement between the Registrant, on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(e)(12)	Second Amendment to the Distribution Agreement between the Registrant, on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(e)(13)	Distribution Agreement between the Registrant, Reynders, McVeigh Capital Management, LLC and Ultimus Fund Distributors, LLC on behalf of the Reynders McVeigh Core Equity Fund dated December 10, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(e)(14)	Distribution Agreement between the Registrant, Alta Capital Capital Management, LLC and Ultimus Fund Distributors, LLC on behalf of the Alta Quality Growth Fund dated December 18, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(e)(15)	Amendment to the Distribution Agreement between the Registrant, on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund, Fuller & Thaler Asset Management, Inc. and Unified Financial Securities, LLC dated December 18, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(e)(16)	Distribution Agreement between the Registrant, Alta Capital Capital Management, LLC and Ultimus Fund Distributors, LLC on behalf of the Alta Quality Growth Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(17)	Distribution Agreement between the Registrant, Canterbury Investment Management, LLC and Unified Financial Securities, LLC on behalf of the Canterbury Portfolio Thermostat Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(18)	Distribution Agreement between the Registrant, Fuller & Thaler Asset Management, Inc. and Unified Financial Securities, LLC on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, and Fuller & Thaler Behavioral Micro-Cap Equity Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(19)	Distribution Agreement between the Registrant, Hedeker Wealth LLC and Ultimus Fund Distributors, LLC on behalf of the Hedeker Strategic Appreciation Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)

 4

Item 28.	Exhibits
(e)(20)	Distribution Agreement between the Registrant, Meritage Portfolio Management, Inc. and Unified Financial Securities, LLC on behalf of the Meritage Growth Equity Fund, Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(21)	Distribution Agreement between the Registrant, Preserver Partners, LLC and Unified Financial Securities, LLC on behalf of the Preserver Alternative Opportunities Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(22)	Distribution Agreement between the Registrant, Reynders, McVeigh Capital Management, LLC and Ultimus Fund Distributors, LLC on behalf of the Reynders, McVeigh Core Equity Fund dated February 1, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(23)	Distribution Agreement (form of) between the Registrant, Guardian Capital LP and Ultimus Fund Distributors, LLC on behalf of the Guardian Dividend Growth Fund dated March 14, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(e)(24)	Distribution Agreement between the Registrant, Cornerstone Capital Inc. and Ultimus Fund Distributors, LLC on behalf of the Cornerstone Capital Access Impact Fund dated September 10, 2019 – filed herewith.
(f)	Bonus or Profit Sharing Contracts – not applicable.
(g)(1)	Custody Agreement between the Registrant and The Huntington National Bank, on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(g)(2)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(g)(3)	Form of Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(g)(4)	Form of Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(g)(5)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(g)(6)	Form of Custody Agreement between the Registrant and Huntington National Bank, on behalf of the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(g)(7)	Amended Appendix B to the Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(g)(8)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Reynders, McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)

 5

Item 28.	Exhibits
(g)(9)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Alta Quality Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(g)(10)	Amendment to Appendix B of the Custody Agreement dated December 18, 2018 between the Registrant and the Huntington National Bank on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(g)(11)	Amendment to Appendix D - Fee Schedule of the Custody Agreement dated December 18, 2018 between the Registrant and the Huntington National Bank on behalf of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(g)(12)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Guardian Dividend Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(g)(12)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Cornerstone Capital Access Impact Fund – filed herewith.
(h)(1)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund, (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(h)(2)	Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(h)(3)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(h)(4)	Expense Limitation Agreement between the Registrant and First Security Fund Advisers, Inc. with respect to First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(h)(5)	Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(h)(6)	Expense Limitation Agreement between the Registrant and Fuller & Thaler Asset Management, Inc. with respect to Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(h)(7)	Form of Mutual Fund Services Agreement between the Registrant and Huntington Asset Services, Inc., on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)

 6

Item 28.	Exhibits
(h)(8)	Form of Expense Limitation Agreement between the Registrant and Preserver Partners, LLC with respect to the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(h)(9)	Form of Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 13 on December 23, 2015.)
(h)(10)	Mutual Fund Services Agreement between the Registrant and Ultimus Asset Services, LLC, on behalf of the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(h)(11)	Expense Limitation Agreement between the Registrant and Canterbury Investment Management, LLC with respect to the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(h)(12)	Expense Limitation Agreement between the Registrant and First Security Fund Advisors, Inc. with respect to the First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 23 on August 26, 2016.)
(h)(13)	Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(h)(14)	Form of Expense Limitation Agreement between the Registrant and Hedeker Wealth LLC, with respect to the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(h)(15)	Form of Compliance Consulting Agreement between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(h)(16)	Expense Limitation Agreement between the Registrant and Fuller & Thaler Asset Management, Inc. with respect to Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)
(h)(17)	Amended and Restated Administrative Services Plan on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)
(h)(18)	Form of Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to the Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 29 on December 29, 2016.)
(h)(19)	Expense Limitation Agreement between the Registrant and First Security Fund Advisors, Inc. with respect to the First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 35 on August 25, 2017.)
(h)(20)	First Amendment dated October 1, 2017 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Hedeker Strategic Appreciation Fund and the Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)

 7

Item 28.	Exhibits
(h)(21)	Letter Agreement dated November 9, 2017 between the Registrant, Ultimus Fund Solutions, LLC and Fuller & Thaler Asset Management, Inc. to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Fuller & Thaler Funds – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(22)	First Amendment dated October 1, 2017 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC on behalf of the Hedeker Strategic Appreciation Fund and the Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(23)	Amended and Restated Administrative Services Plan dated December 20, 2017 on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(24)	Expense Limitation Agreement effective December 20, 2017 between the Registrant and Fuller & Thaler Asset Management, Inc. with respect to Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(25)	Second Amendment dated December 14, 2017 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hedeker Strategic Appreciation Fund, the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(26)	Second Amendment dated December 14, 2017 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Hedeker Strategic Appreciation Fund, the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(h)(27)	Expense Limitation Agreement between the Registrant and Preserver Partners, LLC with respect to the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 42 on December 28, 2017.)
(h)(28)	Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to the Meritage Growth Equity Fund, the Meritage Value Equity Fund and the Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 43 on December 29, 2017.)
(h)(29)	Expense Limitation Agreement between the Registrant and Meritage Portfolio Management, Inc. with respect to the Meritage Growth Equity Fund, the Meritage Value Equity Fund and the Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 49 on June 4, 2018.)
(h)(30)	Expense Limitation Agreement between the Registrant and Canterbury Investment Management, LLC with respect to the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 51 on August 27, 2018.)
(h)(31)	Amendment to Mutual Fund Services Agreement between the Registrant and Ultimus Asset Services, LLC on behalf of the Canterbury Portfolio Thermostat Fund dated June 14, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 51 on August 27, 2018.)

 8

Item 28.	Exhibits
(h)(32)	Expense Limitation Agreement between the Registrant and First Security Fund Advisers, Inc. with respect to the First Security Municipal Bond Fund – (Exhibit incorporated herein by referenced as filed to Registrant’s Post-Effective Amendment No. 52 on August 27, 2018.)
(h)(33)	Amendment to Mutual Fund Services Agreement between the Registrant and Ultimus Asset Services, LLC on behalf of the First Security Municipal Bond Fund dated June 14, 2018 – (Exhibit incorporated herein by referenced as filed to Registrant’s Post-Effective Amendment No. 52 on August 27, 2018.)
(h)(34)	Administrative Services Plan dated December 10, 2018 on behalf of the Reynders McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(h)(35)	Expense Limitation Agreement between the Registrant and Reynders, McVeigh Capital Management, LLC with respect to the Reynders, McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(h)(36)	Amendment dated December 10, 2018 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Reynders, McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(h)(37)	Amendment dated December 10, 2018 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Reynders, McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(h)(38)	Expense Limitation Agreement between the Registrant and Alta Capital Capital Management, LLC with respect to the Alta Quality Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(h)(39)	Amendment dated December 18, 2018 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Alta Quality Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(h)(40)	Amendment dated December 18, 2018 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Alta Quality Growth Fund, Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(h)(41)	Amended and Restated Administrative Services Plan dated December 18, 2018 on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(h)(42)	Expense Limitation Agreement effective December 19, 2018 between the Registrant and Fuller & Thaler Asset Management, Inc. with respect to the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(h)(43)	Amendment dated December 19, 2018 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)

 9

Item 28.	Exhibits
(h)(44)	Expense Limitation Agreement between the Registrant and Hedeker Wealth, LLC on behalf of the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 64 on December 31, 2018).
(h)(45)	Expense Limitation Agreement dated December 31, 2018 between the Registrant and Preserver Partners, LLC on behalf of the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 62 on December 28, 2018.)
(h)(46)	Amended and Restated Expense Limitation Agreement dated December 18, 2018 between the Registrant and Meritage Portfolio Management, Inc. on behalf of the Meritage Growth Equity Fund, the Meritage Value Equity Fund and the Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 63 on December 28, 2018.)
(h)(47)	Expense Limitation Agreement (form of) between the Registrant and Guardian Capital LP with respect to the Guardian Dividend Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(h)(48)	Amendment dated March 14, 2019 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Guardian Dividend Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(h)(49)	Amendment dated March 14, 2019 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Guardian Dividend Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(h)(50)	Revolving Credit Agreement between the Registrant and The Huntington National Bank on behalf of the Hedeker Strategic Appreciation Fund dated March 15, 2019 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(h)(51)	Expense Limitation Agreement between the Registrant and Canterbury Investment Management, LLC with respect to the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 77 on August 28, 2019.)
(h)(52)	Expense Limitation Agreement between the Registrant and Cornerstone Capital Inc. with respect to the Cornerstone Capital Access Impact Fund – filed herewith.
(h)(53)	Amendment dated September 10, 2019 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Cornerstone Capital Access Impact Fund – filed herewith.
(h)(54)	Amendment dated September 10, 2019 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Cornerstone Capital Access Impact Fund – filed herewith.
(i)(1)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(i)(2)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

 10

Item 28.	Exhibits
(i)(3)	Opinion of Keating, Muething & Klekamp PLL as to the legality of the securities registered with regard to the Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)
(i)(4)	Opinion of Keating, Muething & Klekamp PLL as to the legality of the securities registered with regard to the Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(i)(5)	Opinion of counsel as to the legality of the securities registered with regard to the Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(i)(6)	Opinion of counsel as to the legality of the securities registered with regard to the Hedeker Strategic Appreciation Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(i)(7)	Opinion of counsel as to the legality of the securities registered with regard to the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(i)(8)	Opinion of counsel as to the legality of the securities registered with regard to the Reynders, McVeigh Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 59 on December 10, 2018.)
(i)(9)	Opinion of counsel as to the legality of the securities registered with regard to the Alta Quality Growth Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(i)(10)	Opinion of counsel as to the legality of the securities registered with regard to the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(i)(11)	Opinion of counsel as to the legality of the securities registered with regard to the Guardian Dividend Growth Fund - (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(i)(12)	Opinion of counsel as to the legality of the securities registered with regard to the Cornerstone Capital Access Impact Fund – filed herewith.
(j)(1)	Consent of independent registered public accounting firm – Not applicable.
(k)	Omitted Financial Statements – not applicable.
(l)	Subscription Agreement (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(m)(1)	Rule 12b-1 Plan for Investor Shares of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(m)(2)	Rule 12b-1 Plan for A Shares of First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)

 11

Item 28.	Exhibits
(m)(3)	Rule 12b-1 Plan for A Shares of Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(m)(4)	Form of Rule 12b-1 Plan for Retail Shares of Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(m)(5)	Amended and Restated Rule 12b-1 Plan for Investor Shares of Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(m)(6)	Amended and Restated Rule 12b-1 Plan for A Shares of First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(m)(7)	Amended and Restated Rule 12b-1 Plan for A Shares of Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(m)(8)	Amended and Restated Rule 12b-1 Plan for Retail Shares of Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 16 on January 27, 2016.)
(m)(9)	Rule 12b-1 Plan for Investor Shares of Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(m)(10)	Restated Rule 12b-1 Plan for Investor Shares of Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)
(m)(11)	Restated Rule 12b-1 Plan dated December 20, 2017 for Investor Shares of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(m)(12)	Restated Rule 12b-1 Plan dated December 18, 2018 for A Shares, C Shares and Investor Shares of the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(n)(1)	Rule 18f-3 Plan for Meritage Growth Equity Fund, Meritage Value Equity Fund, and Meritage Yield-Focus Equity Fund (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(n)(2)	Rule 18f-3 Plan for First Security Municipal Bond Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(n)(3)	Rule 18f-3 Plan for Fuller & Thaler Behavioral Core Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 2 on Form N-14/A on September 18, 2015.)
(n)(4)	Rule 18f-3 Plan for Preserver Alternative Opportunities Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(n)(5)	Rule 18f-3 Plan for Canterbury Portfolio Thermostat Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(n)(6)	Amended and Restated Rule 18f-3 Plan for Fuller & Thaler Behavioral Small-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)

 12

Item 28.	Exhibits
(n)(7)	Amended and Restated Rule 18f-3 Plan dated December 20, 2017 for the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund and the Fuller & Thaler Behavioral Mid-Cap Value Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(n)(8)	Amended and Restated Rule 18f-3 Plan dated December 18, 2018 for the Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, Fuller & Thaler Behavioral Mid-Cap Value Fund, Fuller & Thaler Behavioral Unconstrained Equity Fund, Fuller & Thaler Behavioral Small-Mid Core Equity Fund, Fuller & Thaler Behavioral Micro-Cap Equity Fund – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 61 on December 19, 2018.)
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(p)(2)	Code of Ethics of Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(p)(3)	Code of Ethics of Unified Financial Securities, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(p)(4)	Code of Ethics of First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(p)(5)	Code of Ethics of Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)
(p)(6)	Code of Ethics of Preserver Partners, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(p)(7)	Code of Ethics of Semper Capital Management, L.P. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(p)(8)	Code of Ethics of Canterbury Investment Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 77 on August 28, 2019.)
(p)(9)	Code of Ethics of Hedeker Wealth LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 27 on December 22, 2016.)
(p)(10)	Code of Ethics of Ultimus Fund Distributors, LLC and Unified Financial Securities, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 35 on August 25, 2017.)
(p)(11)	Code of Ethics of Fuller & Thaler Asset Management, Inc. dated June 2017 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(p)(12)	Code of Ethics of Reynders, McVeigh Capital Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 55 on September 25, 2018).
(p)(13)	Code of Ethics of Alta Capital Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(p)(14)	Code of Ethics of Fuller & Thaler Asset Management, Inc. dated September 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 57 on October 5, 2018).

 13

Item 28.	Exhibits
(p)(15)	Code of Ethics of Preserver Partners, LLC dated February 1, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 62 on December 28, 2018.)
(p)(16)	Code of Ethics of Meritage Portfolio Management, Inc. dated September 20, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 63 on December 28, 2018.)
(p)(17)	Code of Ethics of Hedeker Wealth, LLC dated July 2, 2018 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 64 on December 31, 2018).
(p)(18)	Code of Ethics of Guardian Capital LP – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(p)(19)	Code of Ethics of Cornerstone Capital Inc. – filed herewith.
(p)(20)	Code of Ethics of ARK Investment Management, LLC – filed herewith.
(p)(21)	Code of Ethics of Green Alpha Advisors, LLC – filed herewith.
(p)(22)	Code of Ethics of KBI Global Investors (North America) Ltd – filed herewith.
(p)(23)	Code of Ethics of RBC Global Asset Management (UK) Limited – filed herewith.
(p)(24)	Code of Ethics of Schroders Investment Management North America Inc. – filed herewith.
(p)(25)	Code of Ethics of Schroders Investment Management North America Limited – filed herewith.
(q)(1)	Proxy Voting Policy and Procedures for the Registrant (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(q)(2)	Proxy Voting Policy and Procedures for Meritage Portfolio Management, Inc. (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(q)(3)	Proxy Voting Policy and Procedures for First Security Fund Advisers, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 5 on May 20, 2015.)
(q)(3)	Proxy Voting Policy and Procedures for Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 9 on October 13, 2015.)
(q)(4)	Proxy Voting Policy and Procedures of Preserver Partners, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(q)(5)	Proxy Voting Policy and Procedures of Semper Capital Management, L.P. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 11 on November 9, 2015.)
(q)(6)	Proxy Voting Policy and Procedures of Canterbury Investment Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 21 on April 11, 2016.)
(q)(7)	Proxy Voting Policy and Procedures of Hedeker Wealth LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 33 on January 30, 2017.)
(q)(8)	Proxy Voting Policy and Procedures of Fuller & Thaler Asset Management, Inc. dated January 2017 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 40 on December 20, 2017.)
(q)(9)	Proxy Voting Policy and Procedures of Reynders, McVeigh Capital Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 55 on September 25, 2018).

 14

Item 28.	Exhibits
(q)(10)	Proxy Voting Policy and Procedures of Alta Capital Management, LLC – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 60 on December 19, 2018.)
(q)(11)	Proxy Voting Policy and Procedures dated January 2018 of Fuller & Thaler Asset Management, Inc. – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 57 on October 5, 2018).
(q)(12)	Proxy Voting Policy and Procedures of Meritage Portfolio Management, Inc. dated August 2016 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 63 on December 28, 2018.)
(q)(13)	Proxy Voting Policy of Hedeker Wealth, LLC dated November 13, 2017 – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 64 on December 31, 2018).
(q)(14)	Proxy Voting Policy and Procedures of Guardian Capital LP – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 74 on April 16, 2019.)
(q)(15)	Proxy Voting Policy and Procedures of Cornerstone Capital Inc. – filed herewith.
(q)(16)	Proxy Voting Policy and Procedures of ARK Investment Management, LLC – filed herewith.
(q)(17)	Proxy Voting Policy and Procedures of Green Alpha Advisors, LLC – filed herewith.
(q)(18)	Proxy Voting Policy and Procedures of KBI Global Investors (North America) Ltd – filed herewith.
(q)(19)	Proxy Voting Policy and Procedures of RBC Global Asset Management (UK) Limited – filed herewith.
(q)(20)	Proxy Voting Policy and Procedures of Schroders Investment Management North America Inc. – filed herewith.
(r)(1)	Powers of Attorney for Walter B. Grimm, Mary M. Morrow and R. Jeffrey Young (Exhibit incorporated herein by reference as filed to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A on December 12, 2013.)
(r)(2)	Powers of Attorney for Walter B. Grimm, Mary M. Morrow and R. Jeffrey Young – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 23 on August 26, 2016.)
(r)(3)	Powers of Attorney for Robert G. Dorsey, Walter B. Grimm and Mary Madick Morrow – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 35 on August 25, 2017.)
(r)(4)	Powers of Attorney for Robert G. Dorsey, Walter B. Grimm, Mary Madick Morrow, John C. Davis, Lori Kaiser and Janet S. Meeks – (Exhibit incorporated herein by reference as filed to Registrant’s Post-Effective Amendment No. 51 on August 27, 2018.)

 15

Item 29. Persons Controlled by or under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

(k)	Article VI, Section 6.4 of the Agreement and Declaration of Trust of the Registrant, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Agreement and Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

(b)       Section 7 of the Investment Advisory Agreement between the Registrant, on behalf of the Cornerstone Capital Access Impact Fund provides that:

The Adviser shall indemnify the Trust, each Fund and the Trust’s officers, directors, employees, affiliates and agents (each, a “Trust Indemnitee”) for, and shall defend and hold each Trust Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, the “Losses”) incurred by the Trust Indemnitee and arising from or in connection with the performance of this Agreement or a Subadvisory Agreement and resulting from the Adviser’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the breach of its fiduciary duty to the Trust under federal securities laws or state laws; provided, however, no such indemnification shall be required to the extent that the Losses result from the Trust’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or the Trust’s reckless disregard of its duties or obligations under this Agreement.

 16

The Trust shall indemnify the Adviser, its officers, directors, employees, affiliates and agents (each, an “Adviser Indemnitee”) for, and shall defend and hold each Adviser Indemnitee harmless from all Losses incurred by the Adviser Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, no such indemnification shall be required to the extent that the Losses result from the Adviser’s bad faith, willful misfeasance, or negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the Adviser’s breach of its fiduciary duty under federal securities laws and state law.

Upon the assertion of a claim for which a party may be required to indemnify an Trust Indemnitee or an Adviser Indemnity (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim. The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee. The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a) and 7(b) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

I       Sections 4.3 through 4.5 of the Distribution Agreement between the Registrant and Unified Financial Securities, LLC provide that:

Trust Indemnification. The Trust will indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses or in any application or other document executed by or on behalf of the Trust, or arise out of, or are based upon, information furnished by or on behalf of the Trust filed in any state in order to qualify the Shares under the securities or blue sky laws thereof (“Blue Sky Application”), or arise out of, or are based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim; provided, however, that the Trust shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Trust by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Funds or their shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Trust shall not indemnify any person pursuant to this Section 4.3 unless the court or other body before which the proceeding was brought has rendered a final decision on the merits that such person was not liable by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or his reckless disregard of obligations and duties, under this Agreement (“disabling conduct”) or, in the absence of such a decision, a reasonable determination (based upon a review of the facts) that such person was not liable by reason of disabling conduct has been made by the vote of a majority of Trustees who are neither “interested persons” of the Trust (as defined in the 1940 Act) nor parties to the proceeding, or in a written opinion by an independent legal counsel retained by the Trust.

The Trust shall advance attorneys’ fees and other expenses incurred by any person in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 4.3, so long as such person shall: (i) undertake to repay all such advances unless it is ultimately determined that he is entitled to indemnification hereunder; and (ii) provide security for such undertaking, or the Trust shall be insured against losses arising by reason of any lawful advances, or a majority of a quorum of disinterested non-party Trustees of the Trust (or an independent legal counsel in a written opinion) shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such person ultimately will be found entitled to indemnification hereunder.

 17

Distributor’s Indemnification. The Distributor will indemnify, defend and hold harmless the Trust, the Trust’s several officers and Trustees and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages, liabilities (or actions or proceedings in respect hereof) arise out of, or are based upon, any breach of its representations and warranties in Section 4.2 hereof, or the willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement, or which arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made in reliance upon and in conformity with written information furnished to the Trust or any of its several officers and Trustees by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein, and will reimburse the Trust, the Trust’s several officers and Trustees, and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim.

General Indemnity Provisions. No indemnifying party shall be liable under its indemnity agreement contained in Section 4.3 or 4.4 hereof with respect to any claim made against such indemnifying party unless the indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the indemnified party (or after the indemnified party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve it from any liability which it may otherwise have to the indemnified party. The indemnifying party will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, and if the indemnifying party elects to assume the defense, such defense shall be conducted by counsel chosen by it and reasonably satisfactory to the indemnified party. In the event the indemnifying party elects to assume the defense of any such suit and retain such counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by the indemnified party.

(d) Sections 11.3 through 11.5 of the Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC provide that:

Each party (the “Indemnifying Party”) agrees to indemnify, defend, and protect the other party, including its trustees or directors, officers, employees, and other agents (collectively, the “Indemnitees”), and shall hold the Indemnitees harmless from and against any actions, suits, claims, losses, damages, liabilities, and reasonable costs, charges, expenses (including attorney fees and investigation expenses) (collectively, “Losses”) arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith or gross negligence; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement.

Notwithstanding the foregoing provisions, the Trust, a Fund, or the Advisor shall indemnify Distributor for Distributor’s Losses arising from circumstances under Section 11.2.A.

Upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim or to defend against said claim in its own name or in the name of the other party. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party’s prior written consent.

Dealer Agreement Indemnification. Distributor acknowledges and agrees that certain dealers require that Distributor enter into dealer agreements (the “Non-Standard Dealer Agreements”) that contain certain representations, undertakings, and indemnification that are not included in the Distributor’s standard dealer agreement (the “Standard Dealer Agreement”).

To the extent that Distributor is requested or required by the Trust to enter into any Non-Standard Dealer Agreement, the Trust shall indemnify, defend and hold the Distributor Indemnitees free and harmless from and against any and all Losses that any Distributor Indemnitee may incur arising out of or relating to (a) the Distributor’s actions or failures to act pursuant to any Non-Standard Dealer Agreement; (b) any representations made by the Distributor in any Non-Standard Dealer Agreement to the extent that the Distributor is not required to make such representations in the Standard Dealer Agreement; or (c) any indemnification provided by the Distributor under a Non-Standard Dealer Agreement to the extent that such indemnification is beyond the indemnification the Distributor provides to intermediaries in the Standard Dealer Agreement. In no event shall anything contained herein be so construed as to protect the Distributor Indemnitees against any liability to the Trust or its shareholders to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of Distributor’s obligations or duties under the Non-Standard Dealer Agreement or by reason of Distributor’s reckless disregard of its obligations or duties under the Non-Standard Dealer Agreement.

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The provisions of this Section 11 shall survive termination of this Agreement.

Item 31. Business and other Connections of the Investment Adviser

Each Adviser to the Registrant is registered under the Investment Advisers Act of 1940. The current Uniform Application for Investment Adviser Registration (“Form ADV”) filed with the SEC by each Adviser is incorporated by reference in response to this item. A list of each Adviser’s File No. and CRD No. is below. The current Form ADV may be accessed through the SEC’s website at https://www.adviserinfo.sec.gov/.

Adviser	File No.	CRD No.
Meritage Portfolio Management, Inc.	801-39348	107177
Fuller & Thaler Asset Management, Inc.	801-43915	107033
Preserver Partners, LLC	801-106636	152356
Canterbury Investment Management, LLC	801-61876	125680
Hedeker Wealth LLC	801-61654	124341
Reynders, McVeigh Capital Management, LLC	801-64812	137342
Alta Capital Management, LLC	801-50778	106786
Guardian Capital LP	801-56081	105078
Cornerstone Capital Inc.	801-80216	169232
ARK Investment Management, LLC	801-79081	169525
Green Alpha Advisors, LLC	801-77535	144413
KBI Global Investors (North America) Ltd	801-60358	113606
RBC Global Asset Management (U.S.) Inc.	801-20303	107173
Schroder Investment Management North America Inc.	801-15834	105820
Schroder Investment Management North America Ltd	801-37163	106585

Item 32. Principal Underwriters

(a)          Unified Financial Securities, LLC and Ultimus Fund Distributors, LLC serve as the principal underwriters of the Registrant.

Unified Financial Securities, LLC also serves as principal underwriter for the following investment companies: Yorktown Funds, Bruce Fund, Inc., HC Capital Trust, Commonwealth International Series Trust, Cross Shore Discovery Fund, Unified Series Trust and Valued Advisers Trust.

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, also acts as the principal underwriter for the following other open-end investment companies:

Williamsburg Investment Trust	Schwartz Investment Trust
Papp Investment Trust	CM Advisors Family of Funds
AlphaMark Investment Trust	Ultimus Managers Trust
Chesapeake Investment Trust	The Cutler Trust
The First Western Funds Trust	Eubel Brady & Suttman Mutual Fund Trust
The Investment House Funds	Centaur Mutual Funds Trust
Hussman Investment Trust	Wilshire Mutual Funds, Inc.
Oak Associates Funds	Wilshire Variable Insurance Trust
Unified Series Trust	Peachtree Alternative Strategies Fund
Valued Advisers Trust	Conestoga Funds
Seagull Bryant & Hamill Trust	Caldwell & Orkin Funds, Inc.
STAAR Investment Trust	FSI Low Beta Absolute Return Fund

 19

(b)       The officers of Unified Financial Securities, LLC are as follows:

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Kevin Guerette[1]	President	None
Karyn Cunningham[2]	Assistant Vice President and Financial Operations Principal	None
Stephen L. Preston[1]	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Anti-Money Laundering Officer
Douglas K. Jones[1]	Vice President	None

1	The principal business address of this individual is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.
2	The principal business address of this individual is 9465 Counselors Row, Suite 200, Indianapolis, IN 46240.

The following list sets forth the directors and executive officers of Ultimus Fund Distributors, LLC.

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Kurt B. Krebs	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal	None
Stephen L. Preston	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Anti-Money Laundering Officer
Douglas K. Jones	Vice President	None

The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable

Item 33. Location of Accounts and Records

(1)	Ultimus Fund Solutions, LLC and Ultimus Asset Services, LLC (a wholly owned subsidiary of Ultimus Fund Solutions, LLC), maintain all records required to be maintained by the Registrant under Section 31(a) of the 1940 Act and the rules (“Records”) which relate to the administration, fund accounting, and transfer agency services it provides to the Registrant. Ultimus Fund Solutions, LLC and Ultimus Asset Services, LLC are located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

(2)	The Huntington National Bank maintains all Records relating to the custodial services it provides to the Registrant. The Huntington National Bank is located at 41 S. High Street, Columbus, Ohio 43215.

 20

(3)	Unified Financial Securities, LLC maintains all Records relating to the distribution services it provides to the Registrant. Unified Financial Securities, LLC is located at 9465 Counselors Row, Suite 200, Indianapolis, IN 46240.

(4)	Meritage Portfolio Management, Inc. maintains all Records relating to the advisory services it provides to the Registrant. Meritage Portfolio Management, Inc. is located at 7500 College Boulevard, Suite 1212, Overland Park, Kansas, 66210.

(5)	Fuller & Thaler Asset Management, Inc. maintains all Records relating to the advisory services it provides to the Registrant. Fuller & Thaler Asset Management, Inc. is located at 411 Borel Avenue, Suite 300, San Mateo, CA 94402.

(6)	Preserver Partners, LLC maintains all Records relating to the advisory services it provides to the Registrant. PreserverPartners, LLC is located at 8700 Trail Lake Drive West, Suite 105, Memphis, Tennessee 38125.

(7)	Canterbury Investment Management, LLC, maintains all Records relating to the advisory services it provides to the Registrant. Canterbury Investment Management, LLC is located at 23 East Cedar Street, Zionsville, Indiana 46077.

(8)	Hedeker Wealth LLC, maintains all Records relating to the advisory services it provides to the Registrant. Hedeker Wealth LLC is located at One Overlook Point, Suite 610, Lincolnshire, Illinois 60069.

(9)	Reynders, McVeigh Capital Management, LLC, maintains all Records relating to the advisory services it provides to the Registrant. Reynders, McVeigh Capital Management, LLC is located at 121 High Street, 4th Floor, Boston, MA 02110.

(10)	Alta Capital Management, LLC maintains all Records relating to the advisory services it provides to the Registrant. Alta Capital Management, LLC is located at 6440 South Wasatch Boulevard, Suite 260, Salt Lake City, Utah 84121.

(11)	Ultimus Fund Distributors, LLC maintains all Records relating to the distribution services it provides to the Registrant. Ultimus Fund Distributors, LLC is located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

(12)	Guardian Capital LP maintains all Records relating to the advisory services it provides to the Registrant. Guardian Capital LP is located at Commerce Court West, 199 Bay Street, Suite 3100, P.O. Box 201, Toronto, Ontario M5L 1E8.

(13)	Cornerstone Capital Inc. maintains all Records relating to the advisory services it provides to the Registrant. Cornerstone Capital Inc. is located at 550 Fifth Avenue, 11th Floor, New York, NY 10036.

(14)	ARK Investment Management, LLC maintains all Records relating to the sub-advisory services it provides to the Registrant. ARK Investment Management, LLC is located at 3 E. 28th Street, Floor 7, New York, NY 10016.

(15)	Green Alpha Advisors, LLC maintains all Records relating to the sub-advisory services it provides to the Registrant. Green Alpha Advisors, LLC is located at 263 2nd Ave, Suite 106B, Niwot, CO 80544.

(16)	KBI Global Investors (North America) Ltd maintains all Records relating to the sub-advisory services it provides to the Registrant. KBI Global Investors (North America) Ltd is located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1.

(17)	RBC Global Asset Management (U.S.) Inc. maintains all Records relating to the sub-advisory services it provides to the Registrant. RBC Global Asset Management (U.S.) Inc. is located at 50 South Sixth Street, Suite 2350, Minneapolis, MN 55402.

(18)	Schroder Investment Management North America Inc. maintains all Records relating to the sub-advisory services it provides to the Registrant. Schroder Investment Management North America Inc. is located at 7 Bryant Park, 19th Floor, New York, NY 10018.

(19)	Schroder Investment Management North America Ltd. maintains all Records relating to the sub-advisory services it provides to the Registrant. Schroder Investment Management North America Ltd is located at 1 London Wall Place, London, EC2Y 5AU.

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Item 34. Management Services

Not applicable.

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Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (File No. 333-191495) and the Investment Company Act of 1940 (File No. 811-22895), the Registrant, Capitol Series Trust, has duly caused this Post-Effective Amendment No. 81 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and State of Ohio, on the 1st day of October, 2019.

Capitol Series Trust
(Registrant)

/s/ Matthew Beck
Matthew Beck
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 81 to the Registration Statement has been signed below by the following persons in the capacities and on the 1st day of October, 2019:

Signature	Title

*	Trustee and Chair
Walter B. Grimm

*	Trustee
Mary Madick Morrow

*	Trustee
Robert G. Dorsey

*	Trustee
Lori Kaiser

*	Trustee
Janet S. Meeks

*	Trustee
John C. Davis

/s/ Matthew J. Miller	President and Chief Executive Officer
Matthew J. Miller

/s/ Zachary P. Richmond	Treasurer and Chief Financial Officer
Zachary P. Richmond

/s/ Tiffany R. Franklin
* By: Tiffany R. Franklin
Power of Attorney

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Exhibit List

No.	Description
(a)(15)	Amendment No. 14 to Trust Instrument filed with the State of Ohio
(d)(13)	Investment Advisory Agreement between the Registrant, on behalf of the Cornerstone Capital Access Impact Fund and Cornerstone Capital Inc. dated September 10, 2019
(d)(14)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and ARK Investment Management, LLC dated September 30, 2019
(d)(15)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and Green Alpha Advisors, LLC dated September 30, 2019
(d)(16)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and KBI Global Investors (North America) Ltd dated September 30, 2019
(d)(17)	Investment Sub-Advisory Agreement between Cornerstone Capital Inc. and RBC Global Asset Management (UK) Limited dated September 30, 2019
(d)(18)	Investment Sub-Advisory Agreement (form of) between Cornerstone Capital Inc. and Schroders Investment Management North America Inc. dated September 30, 2019
(d)(19)	Investment Sub-Sub-Advisory Agreement (form of) between Schroders Investment Management North America Inc. and Schroders Investment Management North America Ltd. dated September 30, 2019
(e)(24)	Distribution Agreement between the Registrant, Cornerstone Capital Inc. and Ultimus Fund Distributors, LLC on behalf of the Cornerstone Capital Access Impact Fund dated September 30, 2019
(g)(12)	Custody Agreement between the Registrant and the Huntington National Bank, on behalf of the Cornerstone Capital Access Impact Fund
(h)(52)	Expense Limitation Agreement between the Registrant and Cornerstone Capital Inc. with respect to the Cornerstone Capital Access Impact Fund
(h)(53)	Amendment dated September 10, 2019 to the Master Services Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Cornerstone Capital Access Impact Fund
(h)(54)	Amendment dated September 10, 2019 to the Compliance Consulting Agreement dated December 21, 2016 between the Registrant and Ultimus Fund Solutions, LLC, on behalf of the Cornerstone Capital Access Impact Fund
(i)(12)	Opinion of counsel as to the legality of the securities registered with regard to the Cornerstone Capital Access Impact Fund
(p)(19)	Code of Ethics of Cornerstone Capital Inc.
(p)(20)	Code of Ethics of ARK Investment Management, LLC
(p)(21)	Code of Ethics of Green Alpha Advisors, LLC
(p)(22)	Code of Ethics of KBI Global Investors (North America) Ltd.
(p)(23)	Code of Ethics of RBC Global Asset Management (UK) Limited

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No.	Description
(p)(24)	Code of Ethics of Schroders Investment Management North America Inc.
(p)(25)	Code of Ethics of Schroders Investment Management North America Limited
(q)(15)	Proxy Voting Policy and Procedures of Cornerstone Capital Inc.
(q)(16)	Proxy Voting Policy and Procedures of ARK Investment Management, LLC
(q)(17)	Proxy Voting Policy and Procedures of Green Alpha Advisors, LLC
(q)(18)	Proxy Voting Policy and Procedures of KBI Global Investors (North America) Ltd
(q)(19)	Proxy Voting Policy and Procedures of RBC Global Asset Management (UK) Limited
(q)(20)	Proxy Voting Policy and Procedures of Schroders Investment Management North America Inc.

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